   As filed with the Securities and Exchange Commission on October 6, 2006.
                                                            File No. 333-137089
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                               -----------------

                                   FORM N-14

                               -----------------

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. 2
                        Post-Effective Amendment No. __
                       (Check appropriate box or boxes)

                               -----------------

                                 E*TRADE FUNDS
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                                (650) 331-6000
                       (Area Code and Telephone Number)

                              4500 Bohannon Drive
                             Menlo Park, CA 94025
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                               -----------------

                                With Copies to:

          Russell Elmer, Esq.                    Jane A. Kanter, Esq.
     E*TRADE Financial Corporation                    Dechert LLP
           671 N. Glebe Road                      1775 I Street, N.W.
          Arlington, VA 22203                   Washington, D.C. 20006

                    (Name and Address of Agent for Service)

                               -----------------

   Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

   Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

   Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

   It is proposed that this registration statement will become effective as soon as practicable or no later then October 10, 2006, pursuant to Rule 488 under the Securities Act of 1933, as amended.

================================================================================

                             Kobren Insight Funds
                               20 William Street
                     Wellesley Hills, Massachusetts 02481
                                (800) 895-9936

                                                               October 10, 2006

Dear Shareholder:

   I am writing to ask for your vote on an important matter concerning your investment in the Kobren Growth Fund (your "fund"). The Trustees of Kobren Insight Funds ("Trust") are recommending that you approve an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement") providing for a reorganization ("Reorganization") of your fund into E*TRADE Kobren Growth Fund ("Acquiring Fund"), a newly created series of E*TRADE Funds with similar investment objectives, investment strategies, policies, and restrictions as your fund. If shareholders of your fund approve the Reorganization Agreement, you will receive shares of the Acquiring Fund equal in value to the value of your shares of your fund on the closing date of the Reorganization. Upon the closing of the Reorganization, you will become a shareholder of the Acquiring Fund and your fund will be liquidated.

   Your fund will hold a special meeting of shareholders on November 10, 2006 at 2:00 p.m., Eastern Time, at the offices of the Trust, 20 William Street, Wellesley Hills, Massachusetts 02481 ("Meeting"). At the Meeting, you will be asked to approve the Reorganization Agreement which sets forth the terms and conditions of the Reorganization. You should read the enclosed combined proxy statement and prospectus ("Proxy Statement/Prospectus"), which contains more detailed information about the Reorganization.

   The Board of Trustees of the Trust unanimously recommends that you vote to approve the Reorganization Agreement.

   The Trustees believe that the Reorganization offers you potential benefits, including those detailed below:

   Same Investment Program

   The Acquiring Fund's investment objectives, policies and strategies are similar in all material respects to those of your fund. The Acquiring Fund will be managed in the same manner on a daily basis as your fund and was newly created for the Reorganization.

   Same Portfolio Managers

   The Acquiring Fund will have the same portfolio managers as your fund. Although E*TRADE Asset Management, Inc. ("ETAM") will serve as the Acquiring Fund's investment adviser, your fund's investment adviser, Kobren Insight Management, Inc. ("KIM"), will continue to serve as investment subadviser to the Acquiring Fund, and your fund's portfolio managers will continue to make the daily investment decisions for the Acquiring Fund.

   Similar Expense Caps

   The Acquiring Fund will benefit from a contractual fee waiver until at least April 30, 2008 that will limit its total operating expense ratio to 1.00% of average daily net assets, identical in amount and structure to the current voluntary expense limitation of your fund. The combined advisory fee rate and administrative fee rate of 0.75% charged by ETAM for its services to the Acquiring Fund is the same as the current advisory fee rate of 0.75% charged by KIM for managing your fund. ETAM is responsible for paying KIM for its subadvisory services to the Acquiring Fund out of its investment advisory fees. The subadvisory fees are not paid by the Acquiring Fund. Both your fund and the Acquiring Fund are subject to separate additional underlying fund expenses which expense ratios for underlying fund investments ranged in 2005 for your fund from 0.45% to 1.53% and are anticipated to be similar for the Acquiring Fund. Finally, the investment adviser of your fund had voluntarily agreed, and the investment adviser of the Acquiring Fund has contractually agreed to reduce their advisory fees by amounts equal to any Rule 12b-1, service fees or revenue sharing payments with respect to investments by the funds in underlying funds.

   Tax-Free Transaction

   For federal income tax purposes, the Reorganization is intended to be a tax-free transaction for your fund and its shareholders.

   No Transaction Charges; Reorganization Expenses Borne By E*TRADE FINANCIAL Corporation

   No fees or other charges will be imposed by your fund or the Acquiring Fund in connection with the Reorganization. In addition, the expenses of the Reorganization will be borne by E*TRADE FINANCIAL Corporation, the parent company of ETAM and KIM.

   Shareholder Services

   You will have substantially the same shareholder services as a shareholder of the Acquiring Fund.

   YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY CARD TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL, BY VOTING ON-LINE OR BY FAX, AS INDICATED ON THE ENCLOSED PROXY CARD.

   The formal Notice of the Special Meeting, the Proxy Statement/Prospectus, and proxy card is enclosed. The terms of the Reorganization and the reasons for the Board of Trustees' recommendation are discussed in greater detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact your fund at
(800) 895-9936. Whether or not you expect to attend the Meeting, it is important that your shares be represented. Therefore, I urge you to vote FOR the Reorganization Agreement.

                                                  Sincerely,

                                                  /s/ Eric M. Kobren
                                                  -----------------------------
                                                  Eric M. Kobren
                                                  President and Chairman

                              Questions & Answers
                              for Shareholders of
                              Kobren Growth Fund

   While we recommend that you read the entire combined proxy statement and prospectus ("Proxy Statement/Prospectus"), for your convenience, we have provided answers to some of the most frequently asked questions and a brief summary of the issues to be voted on by shareholders.

   Q. Why am I receiving the Proxy Statement/Prospectus?

   A. The Proxy Statement/Prospectus is being provided to shareholders of Kobren Growth Fund (your "fund") to request their approval of an Agreement and Plan of Reorganization and Redomiciliation (the "Reorganization Agreement") providing for the reorganization (the "Reorganization") of your fund into E*TRADE Kobren Growth Fund (the "Acquiring Fund"), a newly created series of E*TRADE Funds. A detailed explanation of the terms of the Reorganization is provided in the enclosed Proxy Statement/Prospectus.

   Q. Why are the Trustees of our fund recommending the Reorganization of our fund into the Acquiring Fund?

   A. The Board of Trustees has determined that the Reorganization is in the best interests of the shareholders of your fund. In approving the Reorganization, the Board of Trustees took into consideration that:

   . the Acquiring Fund's investment objective, policies and strategies are similar in all material respects to those of your fund.

   . shareholders of your fund will enjoy continuity of portfolio management because the Acquiring Fund will have the same portfolio managers as your fund. Although E*TRADE Asset Management, Inc. ("ETAM") will serve as the Acquiring Fund's investment adviser, your fund's investment adviser, Kobren Insight Management, Inc. ("KIM"), will continue to serve as investment subadviser to the Acquiring Fund, and your fund's portfolio managers will continue to make the daily investment decisions for the Acquiring Fund.

   . although KIM will manage the assets of the Acquiring Fund as its subadviser, ETAM will oversee the Acquiring Fund's operations. Your fund will benefit from ETAM's experience and resources in managing mutual funds. Currently ETAM provides similar services to four other mutual funds, all of which employ a subadviser.

   . as a result of a contractual fee waiver for the Acquiring Fund effective through at least April 30, 2008 limiting the Acquiring Fund's total operating expense ratio (excluding underlying fund fees) to 1.00%, and a voluntary fee waiver arrangement for your fund limiting your fund's total annual operating expense ratio (excluding underlying fund fees) to 1.00% of your fund's average daily net assets, the Acquiring Fund's total operating expense ratio will be no higher than the current expense limit placed on the total operating expense ratio of your fund. Your fund and the Acquiring Fund separately pay expenses related to investments in underlying funds, which expense ratios for underlying fund investments ranged in 2005 for your fund from 0.45% to 1.53% and are anticipated to be similar for the Acquiring Fund. However, the investment advisory fees of your fund have been reduced, and the investment advisory fees of the Acquiring Fund will be reduced, by amounts equal to any Rule 12b-1 fees, service fees or revenue sharing payments received with respect to investments by these funds in underlying funds.

   . for federal income tax purposes, the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund.

   . the expenses of the Reorganization will be borne in their entirety by E*TRADE FINANCIAL Corporation, the parent company of ETAM and KIM.

   . you will have substantially the same shareholder services as a shareholder of the Acquiring Fund.

   The Board of Trustees of E*TRADE Funds has also approved the Reorganization. That Board took into consideration:

   . the compatibility of the contemplated investment objectives, investment strategies, policies and restrictions of the Acquiring Fund with your fund;

   . any direct or indirect costs to be incurred by E*TRADE Funds and its shareholders with respect to the Reorganization;

   . the effect of the Reorganization on the annual expense ratios of each series of the E*TRADE Funds; and

   . any direct or indirect federal income tax consequences of the Reorganization Transaction on the Trust or its shareholders.

and determined that the Reorganization was in the best interests of E*TRADE Funds and that the consummation of the Reorganization would not dilute the interests of E*TRADE Funds or the Acquiring Funds.

   Q. How is your fund proposed to be reorganized?

   A. The Trustees of Kobren Insight Funds (the "Kobren Trust") are recommending that you approve the Reorganization Agreement providing for the Reorganization of your fund into the Acquiring Fund. If shareholders of your fund approve the Reorganization Agreement, you will receive shares of the Acquiring Fund (which has the same investment objective, investment strategies, policies, and restrictions as your fund) equal in value to the value of your shares of your fund on the closing date of the Reorganization. Upon the closing of the Reorganization, you will become a shareholder of the Acquiring Fund and your fund will be liquidated.

   Q. What is the anticipated timing of the Reorganization?

   A. The meeting of shareholders to consider the proposal is scheduled to occur on November 10, 2006. If the necessary approval is obtained, the closing of the Reorganization will likely occur on or about November 20, 2006 ("Meeting").

   Q. Who will receive the Proxy Statement/Prospectus?

   A. The Proxy Statement/Prospectus will be mailed to all persons and entities that hold shares of record in your fund on or about the "record date" of September 25, 2006.

   Q. How do the Trustees of the Kobren Trust suggest that I vote?

   A. After careful consideration of the proposed Reorganization, the Trustees of the Kobren Trust unanimously recommend that you vote "FOR" the Reorganization Agreement.

   Q. Who is paying the expenses related to the proxy and shareholder meeting?

   A. E*TRADE FINANCIAL Corporation, the parent company of ETAM and KIM, has agreed to pay the expenses related to the proposed Reorganization.

   Q. Will my vote make a difference?

   A. Yes. Your vote is needed to ensure that the Reorganization can be acted upon. Your immediate response to the enclosed proxy card will lessen the need for any further solicitations for a shareholder vote.

   Q. How can I vote my shares?

   A. You may vote by proxy by Internet, telephone, fax or mail. To vote by touch-tone phone, Internet or fax, follow the instructions located on the front of your proxy card. If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card and return it in the postage-paid envelope provided, which needs no postage if mailed within the United States. You may also vote your shares by attending the special Meeting and voting your shares in person at the Meeting.

   Q. Where do I mail my proxy card?

   A. You may use the enclosed postage-paid envelope, or mail your proxy card to:

          Proxy Tabulator
          The Altman Group
          60 E. 42nd Street
          New York, NY 10165

   Q. Whom can I call if I have questions?

   A. We will be happy to answer your questions about the proxy solicitation. Simply call us at (800) 895-9936 between the business hours of 9:00 a.m. and 8:00 p.m. Eastern Time, Monday through Friday.

                              KOBREN GROWTH FUND
                               20 William Street
                     Wellesley Hills, Massachusetts 02481
                                (800) 895-9936

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               November 10, 2006

   A special meeting ("Meeting") of shareholders of Kobren Growth Fund (your "fund") will be held at the offices of your fund at 20 William Street, Wellesley Hills, Massachusetts on November 10, 2006, at 2:00 p.m., Eastern Time, to consider the following:

   1. A proposal to approve an Agreement and Plan of Reorganization and Redomiciliation between your fund and E*TRADE Kobren Growth Fund ("Acquiring Fund"), a newly created series of E*TRADE Funds with similar investment objectives, investment strategies, policies and restrictions as your fund. Under this Agreement and Plan of Reorganization and Redomiciliation, your fund will transfer all of its assets to the Acquiring Fund and the Acquiring Fund will assume all of your fund's liabilities in exchange for shares of the Acquiring Fund. The value of the shares of the Acquiring Fund that will be distributed to your fund's shareholders in accordance with Agreement and Plan of Reorganization and Redomiciliation will be equal in value to the shares of your fund they held on the closing date of the reorganization. Following the closing date of the reorganization, your fund will be dissolved. E*TRADE Asset Management, Inc. will serve as investment adviser to the Acquiring Fund and your fund's current investment adviser will serve as sub-adviser to the Acquiring Fund.

   2. Any other business that may properly come before the Meeting.

   YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

   Shareholders of record as of the close of business on September 25, 2006 are entitled to vote at the Meeting and any adjournments.

                                        By Order of the Board of Trustees,
                                        Eric J. Godes
                                        --------------------------------------
                                        Secretary

October 10, 2006

   WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY. If shareholders do not return their proxies in sufficient numbers, your fund may be required to make additional solicitations.

                              PROXY STATEMENT OF
                              KOBREN GROWTH FUND

                               20 William Street
                     Wellesley Hills, Massachusetts 02481
                                (800) 895-9936

                                PROSPECTUS FOR
                          E*TRADE KOBREN GROWTH FUND

                              4500 Bohannon Drive
                             Menlo Park, CA 94025
                                (800) 786-2575

   This combined proxy statement and prospectus ("Proxy Statement/Prospectus") is being furnished to shareholders of Kobren Growth Fund (your "fund") in connection with the proposal to reorganize ("Reorganization") your fund into E*TRADE Kobren Growth Fund ("Acquiring Fund"), a newly created series of E*TRADE Funds, pursuant to the terms of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement").

   Your fund is a series of Kobren Insight Funds ("Kobren Trust"), a Massachusetts business trust registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Kobren Insight Management, Inc. ("KIM") currently serves as your fund's investment adviser. The Acquiring Fund is a newly created series of E*TRADE Funds ("E*TRADE Trust"), a Delaware statutory trust registered with the SEC as an open-end management investment company. The Acquiring Fund has similar investment objectives, investment strategies, policies and restrictions as your fund and will be managed in the same manner on a daily basis as your fund. E*TRADE Asset Management, Inc. ("ETAM") will serve as the Acquiring Fund's investment adviser and KIM will serve as the Acquiring Fund's investment subadviser responsible for managing the Acquiring Fund's portfolio. KIM and ETAM are wholly-owned subsidiaries of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL").

   Your fund will hold a special meeting of shareholders ("Meeting") on November 10, 2006 at 2:00 p.m., Eastern Time, at its offices at 20 William Street, Wellesley Hills, Massachusetts 02481. If shareholders of your fund approve the Reorganization, you will receive shares of the Acquiring Fund equal in value to the value of your shares of your fund on the closing date of the Reorganization. As part of the Reorganization, the Acquiring Fund will acquire all of your fund's assets and assume all of your fund's liabilities. Following the closing of the Reorganization, your fund will be dissolved. If approved by your fund's shareholders, the Reorganization is expected close on or about November 20, 2006. E*TRADE FINANCIAL has agreed to pay all of the expenses related to the Reorganization.

   The Board of Trustees of the Kobren Trust ("Kobren Board") determined that the Reorganization is in the best interests of your fund and its shareholders, and that the interests of your fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund.

   The Kobren Board unanimously recommends that shareholders of your fund approve the Reorganization Agreement.

   This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before voting on the proposed Reorganization. It is both your fund's proxy statement for the Meeting and a prospectus for the Acquiring Fund.

   Additional information is set forth in the Statement of Additional Information dated October 10, 2006 relating to this Proxy Statement/Prospectus, which has been filed with the SEC and is incorporated herein by this reference. Additional information is also set forth in the prospectus for your fund, dated May 1, 2006, which you have previously received and is incorporated herein by this reference. Additional information relating to your fund is also contained in your fund's Statement of Additional Information, dated May 1, 2006, and your fund's Annual and Semiannual Reports to Shareholders, dated December 31, 2005 and June 30, 2006, respectively, which have been filed with the SEC and which you should have also previously received and are incorporated herein by this reference. You can obtain a free copy of any of the above documents upon written request or by calling the Kobren Trust at (800) 895-9936. Each of these documents is also available on the SEC's website at www.sec.gov.

   This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about October 10, 2006.

   An investment in your fund or the Acquiring Fund (sometimes referred to together herein as the "funds") is not a deposit of E*TRADE Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. An investment in either fund involves investment risks, including possible loss of principal.

   The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

   The date of this Proxy Statement/Prospectus is October 10, 2006.

                               TABLE OF CONTENTS

Summary....................................................................  1

More About The Funds' Strategies And Investments...........................  9

The Reorganization......................................................... 17

Comparative Information About The Organization Of Your Fund And The
  Acquiring Company........................................................ 20

Voting Matters............................................................. 21

Comparison Of Delaware Statutory Trust And Massachusetts Business Trust.... 23

Miscellaneous.............................................................. 24

Exhibit A - Form Of Agreement And Plan Of Reorganization And............... 53

                PROPOSAL TO REORGANIZE KOBREN GROWTH FUND INTO
                          E*TRADE KOBREN GROWTH FUND

                                    SUMMARY

Proxy Solicitation

   This Proxy Statement/Prospectus is being used by the Kobren Board to solicit proxies to be voted at the Meeting of your fund's shareholders. The purpose of the Meeting is to seek your approval of the Reorganization Agreement providing for the proposed Reorganization of your fund with and into the Acquiring Fund. You should read carefully the entire Proxy Statement/Prospectus, including Exhibit A, which includes additional information that is not included in this summary and is a part of this Proxy Statement/Prospectus. The form of Reorganization Agreement is attached as Exhibit A.

   It is expected that the solicitation of proxies will be primarily by mail. However, your fund's officers, investment adviser, administrators and transfer agent, as well as their affiliates, may also solicit proxies by telephone, facsimile or the Internet. If your fund records votes by telephone or through the Internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their identities have been properly recorded. Your fund has engaged The Altman Group, Inc., an independent proxy solicitation firm, to assist in soliciting proxies. The cost of The Altman Group, Inc.'s solicitation services with respect to the fund is estimated to be $6,580, plus reasonable out-of-pocket expenses. The cost of the solicitor's services will be borne by E*TRADE FINANCIAL.

   If you vote by mail, please complete, date, sign and promptly return the enclosed proxy card in the accompanying postage-paid envelope. If you vote through the Internet or by telephone, please use the control number on your proxy card and follow the instructions as described on the proxy card. If you have any questions regarding the enclosed materials, please contact your fund at (800) 895-9936.

   Shareholders of record as of the close of business on September 25, 2006 are entitled to attend and vote at the meeting or any adjournment of the Meeting. Each share is entitled to one vote. If the enclosed proxy card is properly executed and received prior to the Meeting, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card. If the proxy card is properly executed but no instructions are marked on the returned proxy card, the proxy will be voted FOR the Reorganization Agreement, and in the discretion of the persons named as proxies, in connection with any other matter that may properly come before the Meeting.

   The Reorganization and the Reorganization Agreement

   The Kobren Board has approved the Reorganization Agreement, which provides for the reorganization of your fund into the newly created Acquiring Fund, which has the same investment objectives, investment strategies, policies and restrictions as your fund. The Kobren Board has concluded that the Reorganization is in the best interests of your fund and that interests of the shareholders of your fund will not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the E*TRADE Trust has concluded that the Reorganization is in the best interests of the Acquiring Fund and that interests of the shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   Under the Reorganization Agreement, your fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund will assume all of the liabilities of your fund. If shareholders of your fund approve the Reorganization Agreement, you will receive shares of the Acquiring Fund equal in value to the value of your shares of your fund on the closing date of the Reorganization. Following the closing of the Reorganization, your fund will then be dissolved. E*TRADE FINANCIAL has agreed to pay for all of the expenses of the Reorganization.

   The implementation of the Reorganization is subject to a number of conditions set forth in the Reorganization Agreement, including approval of the Reorganization Agreement by the shareholders of your fund. Among the other significant conditions is the receipt by your fund of an opinion of counsel to the effect that the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund for federal income tax purposes as described further below. This description of the Reorganization is qualified by reference to the full text of the form of Reorganization Agreement, which is attached as Exhibit A.

Comparison of Your Fund to the Acquiring Fund

   The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus. In the table below, if a row extends across the entire table, the policy disclosed applies to both funds. Please see "Principal Risks of Investing," which appears after the table below, for a description of the risks of investing in the funds.

                          Kobren Growth Fund        E*TRADE Kobren Growth Fund
                              (Your fund)                (Acquiring Fund)
                      ---------------------------   ---------------------------

Corporate structure   A diversified series of       A newly created,
                      Kobren Insight Funds, an      diversified series of
                      open-end management           E*TRADE Funds, an open-end
                      investment company            management investment
                      organized as a                company organized as a
                      Massachusetts business        Delaware statutory trust.
                      trust.

Net assets as of      Approximately $68.2 million   None. Acquiring Fund is a
August 31, 2006                                     newly created series of the
                                                    E*TRADE Trust and does not
                                                    expect to commence
                                                    investment operations until
                                                    the Reorganization closes.

Investment adviser,   Investment Adviser: Kobren    Investment Adviser: E*TRADE
sub-adviser and       Insight Management, Inc.      Asset Management, Inc.
portfolio managers    ("KIM")                       ("ETAM")

                      Investment Sub-adviser        Investment Sub-adviser:
                      None                          KIM

                      Portfolio Managers:

                      Day-to-day management of your fund's portfolio is, and the Acquiring Fund's portfolio will be, the responsibility of Eric M. Kobren and Mr. John Russel Vanneman, CFA.

                      Mr. Kobren is the primary portfolio manager for your fund and has been your fund's primary portfolio manager since its inception. Mr. Kobren approves all transactions for your fund. Mr. Kobren is and has been the President of KIM since its inception in 1987. He has also been the President and principal shareholder of Mutual Fund Investors Association, Inc., the publisher of FIDELITY INSIGHT and FUNDSNET INSIGHT reports, since its inception in 1985. Mr. Kobren has been in the investment business since 1976.

                      Mr. Vanneman is the co-portfolio manager for your fund and has been your fund's co-portfolio manager since May 2001. Mr. Vanneman joined KIM as the Director of Research in January 2001. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company's Strategic Advisors from December 1996 to January 2001. He has been in the investment business since 1990.

Investment objective  Your fund seeks long-term     The Acquiring Fund seeks
                      growth of capital without     long-term growth of capital
                      regard to income and with a   primarily through capital
                      price changeability or        appreciation and
                      "volatility" level over a     (secondarily) through
                      full market cycle             income. Additionally, the
                      approximating that of the     goal of the Acquiring Fund
                      Standard & Poor's 500 Index   is to exhibit a
                      ("S&P 500 Index").            "volatility" level over a
                                                    full market cycle
                                                    approximating that of the
                                                    S&P 500 Index.

                           Kobren Growth Fund        E*TRADE Kobren Growth Fund
                               (Your fund)                (Acquiring Fund)
                      -----------------------------  --------------------------

Principal investments
                        . Each fund invests at least 65% of its assets in open-end growth and growth and income funds ("underlying funds").

                        . Each fund invests up to 35% of its assets in underlying funds that are fixed income funds and direct investments in stocks, bonds and other permitted investments. Each fund may also invest in exchange-traded funds.

                      Each fund and the underlying funds in its portfolio may invest in equity securities of any market capitalization of U.S. and foreign companies, including emerging market issuers. These securities include exchange-traded and over-the-counter ("OTC") common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

                      Each fund and the underlying funds in its portfolio may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities, such as the World Bank, and U.S. and foreign companies, including emerging market issuers.

                      Each fund's investments in fixed income securities may be of any credit quality and may have all types of interest rate payment and reset terms. They may include mortgage-backed, asset-backed and derivative securities, as well as junk bonds. Junk bonds involve more credit risk and interest rate risk than investment grade bonds.

Investment strategy   1. ASSET ALLOCATION -- KIM begins with a fundamental
                      analysis of the economy and investment markets in the U.S. and foreign countries. In deciding what percentage of each fund's assets should be allocated to U.S.
                      stocks, foreign stocks, U.S. bonds, foreign bonds and cash equivalents, KIM focuses on a variety of factors, including one or more of the following:

                        . An underlying fund's target volatility relative to the S&P 500 Index

                        . Economic factors such as inflation, employment and interest rates

                        .   The outlook for corporate earnings

                        . Current stock valuations (e.g., price to earnings and price to book ratios)

                        .   Supply and demand for various asset classes

                      2. INVESTMENT STYLES -- Next, KIM determines the percentage of each fund's equity assets that may be allocated to one or more of the following six global equity styles:

                        .   U.S. Growth--Large Cap

                        .   U.S. Growth--Small Cap

                        .   U.S. Value--Large Cap

                        .   U.S. Value--Small Cap

                        .   Diversified International Equity

                        .   Specialized International Equity

                      In allocating among styles, KIM first reviews the broad-based economic factors that

                          Kobren Growth Fund        E*TRADE Kobren Growth Fund
                              (Your fund)                (Acquiring Fund)
                      ---------------------------   ---------------------------

                      will influence the earnings prospects for each style. Then, to determine each style's relative attractiveness, KIM compares the resulting earnings outlook for each style with the style's current valuation in relation to historical norms and other styles. Specialized International Equity underlying funds concentrate their investments in particular regions or countries or may concentrate in emerging markets.

                      3. FUND SELECTION -- KIM looks for underlying funds having an investment process that appears to offer the highest risk-adjusted return potential given its style, size and sector exposures. KIM analyzes managers using both quantitative and qualitative analysis. Quantitative analysis includes portfolio- and return-based attribution analysis (i.e., understanding how past performance was generated). Qualitative analysis involves regular interaction with the managers of current and potential underlying mutual funds. In addition to individual fund analysis, KIM examines how funds interact with each other in order to build a portfolio of funds with certain risk characteristics and sector/style exposures.

Advisory,             Your fund pays KIM a          The Acquiring Fund pays
Sub-advisory and      monthly advisory fee at the   ETAM a monthly advisory fee
Administration Fees   annual rate of 0.75% of       at the annual rate of 0.60%
                      your fund's average daily     of the Acquiring Fund's
                      net assets.                   average daily net assets.
                                                    ETAM pays KIM a monthly
                      For the most recent fiscal    sub-advisory fee at the
                      year, your fund paid KIM an   annual rate of 0.50% of the
                      advisory fee at a rate        Acquiring Fund's average
                      equal to 0.63% of its         daily net assets.
                      average daily net assets,
                      after application of the      ETAM serves as
                      voluntary expense             administrator for the
                      limitation and fee waiver,    Acquiring Fund. The
                      described below.              Acquiring Fund pays ETAM a
                                                    monthly administrative
                      PFPC, Inc. ("PFPC") serves    services fee equal to 0.15%
                      as administrator for your     of the average daily net
                      fund. Your fund pays PFPC a   assets of the Acquiring
                      monthly administrative        Fund. In addition, PFPC
                      services fee at the annual    serves as sub-administrator
                      rate set forth below as a     for the Acquiring Fund. The
                      percentage of the average     Acquiring Fund pays PFPC a
                      daily net assets of your      monthly sub-administrative
                      fund (subject to a $72,785    services fee at a rate that
                      annual minimum):              is lower than the rate paid
                                                    by your fund.

                      Percentage of
                      Average Daily Net Assets

                      0.0675%   Up to $100 million
                      0.0300%   $100 million to $200 million
                      0.0200%   Over $200 million

Expense Caps          KIM has voluntarily agreed    ETAM has contractually
                      to limit your fund's total    agreed to limit the
                      annual operating expense      Acquiring Fund's total
                      ratio to 1.00% of your        expense ratio to 1.00% of
                      fund's average daily net      the fund's average daily
                      assets. This expense cap      net assets. This expense
                      does not apply to brokerage   cap does not apply to
                      commissions, taxes,           brokerage commissions,
                      interest and litigation,      taxes, interest and
                      indemnification and other     litigation, indemnification
                      extraordinary expenses and    and other extraordinary
                      can be revoked at any time    expenses. This contractual
                      at the discretion of KIM.     expense limit is through at
                                                    least April 30, 2008.

                          Kobren Growth Fund       E*TRADE Kobren Growth Fund
                              (Your fund)               (Acquiring Fund)
                      ---------------------------- ---------------------------

                      In addition, KIM had         In addition, ETAM is
                      voluntarily agreed to        contractually obligated in
                      reduce its advisory fees by  its investment advisory
                      an amount equal to any Rule  agreement with the
                      12b-1 fees, service fees or  Acquiring Fund to reduce
                      revenue sharing payments     its advisory fees by an
                      that it or its affiliates    amount equal to any Rule
                      reserve with respect to      12b-1 fees, service fees or
                      your fund's underlying       revenue sharing payments
                      funds. This fee waiver may   that it or its affiliates
                      be revoked at any time at    receive with respect to the
                      the discretion of KIM. For   Acquiring Fund's
                      the fiscal year ended        investments in underlying
                      December 31, 2005, the fee   funds. For the fiscal year
                      reduction equaled 0.02% of   ended December 31, 2005, a
                      your fund's average daily    similar voluntary reduction
                      net assets.                  of its advisory fees
                                                   equaled 0.02% of your
                      For the fiscal year ended    fund's average daily net
                      December 31, 2005, your      assets.
                      fund's annual operating
                      expense ratio was 0.98%,     For the fiscal year ending
                      and without giving effect    December 31, 2006, the
                      to the expense limitation    Acquiring Fund's estimated
                      and fee waiver, was 1.12%    total annual operating
                      of average daily net assets. expense ratio is expected
                                                   to be 0.98%, and without
                      This does not include        giving effect to the
                      underlying fund fees and     expense limitation and fee
                      expenses which ranged from   wavier, is expected to be
                      0.45% to 1.53% for the       1.07% of average daily net
                      fiscal year ended December   assets. This does not
                      31, 2005. The average        include underlying fund
                      additional expenses          fees and expenses which
                      relating to underlying fund  expense ratios are
                      expenses for your fund       anticipated to range from
                      would be an additional       0.45% to 1.53%. Based on an
                      0.88% based on your fund's   average expense ratio of
                      average daily net assets     0.88% for underlying fund
                      for the year ended December  fees and expenses
                      31, 2005. With underlying    calculated in accordance
                      fund fees and expenses and   with your Fund's average
                      including the expense        daily net assets for the
                      limitation and revenue       fiscal year ended December
                      sharing rebates, your        31, 2005, and including the
                      fund's net annual operating  Acquiring Fund's expense
                      expense ratio was 1.86%.     limitation and revenue
                                                   sharing rebate, the
                                                   Acquiring Fund's net annual
                                                   operating expense ratio is
                                                   expected to be 1.86%.

Buying shares         Individuals, institutions, companies and authorized
                      fiduciaries may buy shares of each fund without a sales charge at its net asset value ("NAV") next calculated after the order has been received in proper form.

Exchanging shares     You may exchange shares of   You may exchange shares of
                      your fund for shares of      the Acquiring Fund for
                      Delphi Value Fund at the     shares of E*TRADE Delphi
                      NAV of the fund next         Value Fund (Delphi Value
                      determined after receipt of  Fund, a series of the
                      your exchange request.       Kobren Trust, is the
                      Exchanges must meet the      subject of a proposal to
                      applicable minimum initial   reorganize with and into
                      investment requirements for  E*TRADE Delphi Value Fund)
                      Delphi Value Fund.           at the NAV of the fund next
                                                   determined after receipt of
                                                   your exchange request.
                                                   Exchanges must meet the
                                                   applicable minimum initial
                                                   investment requirements of
                                                   E*TRADE Delphi Value Fund.
                                                   Exchanges are not be
                                                   permitted between E*TRADE
                                                   Kobren Growth Fund and any
                                                   other series of the E*TRADE
                                                   Trust.

                          Kobren Growth Fund        E*TRADE Kobren Growth Fund
                              (Your fund)                (Acquiring Fund)
                      ---------------------------   ---------------------------
                      To protect other              To protect other
                      shareholders of the funds,    shareholders of the funds,
                      each fund may cancel the      each fund may cancel the
                      exchange privileges of any    exchange privileges of any
                      person that, in the opinion   person that, in the opinion
                      of the respective fund, is    of the respective fund, is
                      using market timing           using market timing
                      strategies or making more     strategies or making more
                      than four exchanges per       than four exchanges per
                      owner or controlling person   owner or controlling person
                      per calendar year. Each       per calendar year. Each
                      fund will cancel the          fund will cancel the
                      exchange privileges of any    exchange privileges of any
                      investor who, in the          investor who, in the
                      opinion of each fund, is      opinion of each fund, is
                      using market timing           using market timing
                      strategies or makes more      strategies or makes more
                      than two redemptions out of   than two redemptions out of
                      each fund within 30 days of   each fund of $10,000 or
                      a purchase, including an      more within 60 days of a
                      exchange. Each fund may       purchase including an
                      also close the accounts of    exchange. Each fund may
                      shareholders whose exchange   also close the accounts of
                      privilege has been            shareholders whose exchange
                      cancelled.                    privilege has been
                                                    cancelled.

Redemptions           Shares of each fund are sold at the NAV per share next
                      calculated after the fund receives your request in good order.

                      You may sell your shares by contacting the relevant fund directly in writing or by telephone, through the use of a systematic withdrawal plan, or by contacting a financial intermediary (e.g., broker-dealer or fund network) as described in each fund's prospectus.

Federal Income Tax    For federal income tax purposes, the Reorganization will
Consequences          not result in income, gain or loss being recognized by
                      your fund, the Acquiring Fund or the shareholders of your fund. For further information see "Federal Income
                      Tax Consequences" below.

Investment Objective and Investment Strategies

   The investment objective of your fund is long-term growth of capital without regard to income and with price changeability or "volatility"over a full market cycle approximating that of the S&P 500 Index. The Acquiring Fund's investment objective is long-term growth of capital primarily through capital appreciation and (secondarily) through income. Additionally, the goal of the Acquiring Fund is, like your fund, to exhibit a "volatility" level over a full market cycle approximating that of the S&P 500 Index. The investment strategies of your fund and the Acquiring Fund are identical, as described in the comparison chart above. Each fund's investment objective may be changed by its respective Board without shareholder approval. For information about each fund's investment objective and investment strategies, please refer to the comparison chart above.

Principal Risks of Investing

   General

   Because each fund has similar investment objectives, investment strategies, policies and restrictions, the funds are subject to the same principal risks. You could lose money on your investment in either fund or not make as much as if you invested elsewhere if:

   .   the U.S. or a foreign stock market goes down.

   . an adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by either fund or an underlying fund.

   . KIM's judgments about the attractiveness and risk-adjusted return potential of particular asset classes, investment styles, industries, underlying funds or other issuers prove to be wrong.

   . prices of either fund's investments in small-capitalization companies experience sharper declines in market values because they tend to have limited resources, and these securities are more difficult to sell than investments in mid- to large-capitalization companies.

   . prices of either fund's or an underlying fund's investments in foreign securities go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers and may entail greater transaction costs. These risks are more severe for securities of issuers in emerging market countries.

   . an issuer of a debt security or over the counter derivative contract defaults on its obligation to pay principal and interest, or a rating organization downgrades the credit rating of the issuer. Junk bonds involve more credit risk than higher quality debt securities.

   . interest rates go up, which could make bond prices and the value of either fund's or an underlying fund's investments in fixed income securities go down. Interest rate changes will impact low quality bonds in different ways depending on credit ratings. BB and higher rated bonds are more sensitive to prevailing interest rates than lower-rated bonds. For bonds rated B and below, credit risk is more significant than interest rate risk.

   . the issuer of a debt security exercises its right when interest rates are falling to prepay (or "call") principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayments will also depress the value of interest-only securities. Corporate bonds, mortgage-backed securities and asset-backed securities are especially susceptible to prepayment risk.

   . the issuer of a debt security prepays principal more slowly than expected when interest rates are rising. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. Mortgage-backed securities and asset-backed securities are especially susceptible to extension risk.

   Investments in Underlying Funds

   Each fund's practice of investing primarily in other mutual funds presents special risks:

   . you will bear not just your proportionate share of the fund's operating expenses, but also, indirectly, the operating expenses of the underlying funds.

   . one underlying fund may be buying the same securities that another underlying fund is selling. You would indirectly bear the costs of these transactions without accomplishing any investment purpose.

   . you may receive higher taxable capital gains distributions than if you invested directly in the underlying funds.

   . because of regulatory restrictions, the fund's ability to invest in an attractive underlying fund may be limited to the extent that the underlying fund's shares are already held by KIM or its affiliates.

Fees and Expenses of each Fund

   The following table compares (i) the fees and expenses for your fund as of December 31, 2005, and (ii) the estimated annualized pro forma fees and expenses for the Acquiring Fund for the fiscal year ending December 31, 2006, based upon fee arrangements that will be in place for the Acquiring Fund upon the consummation of the Reorganization.

   The table enables you to compare the fees and expense of your fund and the anticipated fees and expense of the Acquiring Fund in order to understand the fees and expenses to which a shareholder in the Acquiring Fund would be subject if the Reorganization is completed. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in either fund. These fees and expenses are in addition to those paid by the underlying funds in which each fund may invest. As an investor in either fund, you will bear not just your proportionate share of the fund's fees and expenses, but also, indirectly the fees and expenses of the underlying funds. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses but actual expenses may be greater or less than those shown.

                                Kobren Growth        Pro Forma E*TRADE
                                    Fund             Kobren Growth Fund
                                 (Your fund)          (Acquiring Fund)
                              -------------         ------------------
 Shareholder Fees
 (fees paid directly from
 your investment)
 ------------------------
 Maximum sales charge (load)
   imposed on purchases......      None                    None
 Maximum deferred sales
   charge (load).............      None                    None
 Redemption fee..............      None                    None
 Exchange fee................      None                    None

 Annual Fund Operating
 Expenses (expenses that are
 deducted from fund assets)
 ---------------------------
 Management fees.............      0.75%                   0.60%
 Distribution (12b-1) and/or
   service fees..............      None                    None
 Other expenses..............      0.37%                   0.47%
 Total annual fund operating
   expenses..................      1.12%/(1)(3)(5)/        1.07%/(2)(3)(4)(5)/
 Fee waiver and/or expense
   reimbursement.............     (0.14)%/(1)/            (0.09)%/(2)/
 Net annual fund operating
   expenses..................      0.98%/(1)(3)(5)/        0.98%/(2)(3)(4)(5)/
--------
(1) Your fund currently benefits from a voluntary agreement by your fund's adviser, KIM, to cap the expenses of your fund. Since this expense cap is voluntary, and subject to the sole discretion of KIM, it can be discontinued at any time. Under KIM's voluntary expense cap, KIM will waive or limit its fees and assume other expenses of your fund so that, on an annualized basis, the net annual fund operating expenses (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, expenses borne by your fund as a result of investing in any underlying fund, and extraordinary fees and expenses not incurred in the ordinary course of business) do not exceed 1.00% of your fund's average daily net assets (calculated before giving effect to the advisory fee reduction described in footnote 3). Underlying fund fees and expenses for your fund for the fiscal year ended December 31, 2005 ranged from 0.45% to 1.53%. The average additional expenses relating to underlying fund expenses your fund for the fiscal year ended
    December 31, 2005 was an additional 0.88% based on your fund's average net assets for the fiscal year ended December 31, 2005 and the above range of underlying fund expense ratios. Total annual fund operating expenses, including the 0.88% additional underlying fund expenses, was 2.00% for the fiscal year ended December 31, 2005. Net annual fund operating expenses, including underlying fund fees and expenses, and accounting for the expense limitations and revenue sharing payments for your fund for the fiscal year ended December 31, 2005 was 1.86%.
(2) The Acquiring Fund benefits from a contractual agreement by the Acquiring Fund's adviser, ETAM, to cap the expenses of the Acquiring Fund. This expense limitation agreement with respect to the Acquiring Fund will continue through at least April 30, 2008. There is no guarantee that the expense limitation agreement will continue after April 30, 2008. Under the expense limitation agreement for the Acquiring Fund, ETAM will waive or limit its fees and assume other expenses of the Acquiring Fund so that, on an annualized basis, the net annual fund operating expenses (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, expenses borne by the Acquiring Fund as a result of investing in any underlying fund, and extraordinary fees and expenses not incurred in the ordinary course of business) do not exceed 1.00% of the Acquiring Fund's average daily net assets (calculated before giving effect to the advisory fee reduction described in footnote 3). As described more fully in the section of this Proxy Statement/Prospectus titled "Investment Advisory Services and Investment Advisory Agreement - Expense Limitation Agreement," the Acquiring Fund may at a later date reimburse ETAM for the fees it waived or limited and other expenses assumed and paid by ETAM pursuant to the expense limitation agreement (other than as a result of the advisory fee reduction described in footnote 3) provided that, among other things, the Acquiring Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Acquiring Fund to exceed 1.00% and the Board of Trustees of the E*TRADE Trust has approved in advance such reimbursement payment to ETAM.
(3) In addition, KIM has voluntarily agreed with respect to your fund, and ETAM is contractually obligated in its investment advisory agreement with respect to the Acquiring Fund, to reduce its advisory fees by an amount equal to any Rule 12b-1 fees, service fees or revenue sharing payments that it or its affiliates receive with respect to either fund's investment in underlying funds. For the year ended December 31, 2005, such reduction of its advisory fees equaled 0.02% of your fund's average daily net assets.
(4) Total annual fund operating expenses do not include any expenses of underlying funds in which the Acquiring Fund may invest. The anticipated range of underlying fund expense ratios is from 0.45% to 1.53%. The average additional expenses relating to underlying fund expenses for the Acquiring Fund would be an additional 0.88% based on average net assets of your fund for the fiscal year ended December 31, 2005 and the above range of underlying fund expense ratios; and total annual fund operating expenses, including the 0.88% additional underlying fund expenses, would be 2.00% for the Acquiring Fund. Net annual fund operating expenses, including underlying fund fees and expenses, and accounting for the expense limitations and revenue sharing payments described in footnote 3 would be 1.86%.
(5) Net annual fund operating expenses takes into account (i) (with respect to your fund) the voluntary expense cap and fee waiver applicable to your fund (as described in footnotes 1 and 3) and (ii) (with respect to the Acquiring
    Fund) the contractual expense limitation agreement and investment advisory agreement applicable to the Acquiring Fund.

   Example

   This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

   This example assumes that:

   .   You invest $10,000 in the fund for the time periods indicated;

   .   Your investment has a 5% return each year;

   . In the case of the Acquiring Fund, the fund's contractual expense limit agreement is in effect through April 30, 2008. The example does not include the contractual expense limit agreement for the 3-, 5- and 10-year periods;

   . In the case of your fund, your fund's voluntary expense limit can be discontinued at any time. The example does not include the voluntary expense limit for the 3-, 5- and 10-year periods; and

   .   You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs prior to reductions would be:

                                                         1     3     5    10
                                                        YEAR YEARS YEARS YEARS
                                                        ---- ----- ----- ------
Kobren Growth Fund (Your fund)......................... $100 $356  $617  $1,363
E*TRADE Kobren Growth Fund (Acquiring Fund)............ $100 $331  $581  $1,298

               MORE ABOUT THE FUNDS' STRATEGIES AND INVESTMENTS

Industry/Style Allocation Process

   Each fund's strategy is to maintain a diversified mix of underlying holdings by industry, market capitalization and style (i.e., growth vs. value, small capitalization vs. large capitalization). Nevertheless, each fund will attempt to make opportunistic shifts based on market conditions.

Investing in Underlying Funds

   Each fund invests primarily in other mutual funds, and to a lesser extent, exchange traded closed-end funds, including those whose investment goals do not match those of each fund. KIM believes that, by investing in a combination of funds with a broad range of goals and offsetting risk characteristics, each fund can achieve a higher composite rate of return while meeting its volatility targets. Underlying funds may engage in all types of investment practices, even those that each fund does not engage in directly. Each fund will bear all the risks associated with the underlying funds' investments.

   As mentioned above, the Fund may also purchase shares of exchange-traded closed-end funds (ETFs). ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index.

   An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate, and the Fund could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a premium or discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally. ETFs also have similar risks to the risks described above with respect to the Fund's investments in underlying funds.

   Due to KIM's size and buying power, each fund can invest at net asset value in underlying funds that would otherwise be sold with a front-end sales charge. Each fund will not buy underlying fund shares if it would have to pay a front-end sales charge on the purchase. However, each fund may buy underlying fund shares subject to a deferred sales charge, redemption fee or 12b-1 fee.

Defensive Investing

   Each fund (and each underlying fund in its portfolio) may depart from its principal investment strategies by taking temporary defensive positions in short-term debt securities in response to adverse market, economic or political conditions for up to 100% of its portfolio. Each fund would give up potential gains and minimize losses while defensively invested.

Additional Investment Risks

   Each fund (and the underlying funds in its portfolio) could lose money or underperform for the reasons listed in the "Principal Risks of Investing" section or for the following additional reasons:

   . Leverage Risk - Because of borrowing or investment in derivative contracts or leveraged derivative securities, each fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.

   . Correlation Risk - Changes in the value of each fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

   . Liquidity and Valuation Risks - Securities that were liquid when purchased by each fund may become temporarily illiquid and hard to value, especially in declining markets.

   Also, an underlying fund's obligation to redeem shares held by each fund is limited to 1% of the underlying fund's outstanding shares in a 30-day period. Because a fund and its affiliates may together acquire up to 3% of an underlying fund's shares, it may take up to 90 days for each fund to completely dispose of its underlying fund shares.

Impact of High Portfolio Turnover

   Each fund or any underlying fund in its portfolio may engage in active and frequent trading to achieve its principal investment strategies. As a result, each fund may realize and distribute to shareholders higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance.

Derivative Contracts

   Each fund (and each underlying fund in its portfolio) may, but is not required to, use derivative contracts for any of the following purposes:

   . To seek to hedge against adverse changes in the market value of securities held by or to be bought for each fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.

   . As a substitute for purchasing or selling securities or foreign currencies.

   . To shorten or lengthen the effective maturity or duration of each fund's fixed income portfolio.

   . In non-hedging situations, to attempt to profit from anticipated market developments.

   A derivative contract will obligate or entitle each fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Portfolio Holdings

   A description of each fund's policies and procedures with respect to the disclosure of each fund's portfolio securities is available in its statement of additional information. In addition, by clicking on "Kobren Growth Fund" and then "Prospectus and Reports" and then "Kobren Growth Portfolio" on your fund's website (www.Kobren.com), you may obtain a full listing of your fund's portfolio as of the most recent month end. Such information is generally made available 30 days after month end. Once posted, the above information will remain available on the website until at least the date on which your fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. Your fund may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. The Acquiring Fund will have a similar policy after the Reorganization.

Investment Goal

   The Kobren Board may change your fund's investment goal without obtaining the approval of your fund's shareholders. Similarly, the Board of the E*TRADE Trust may change the Acquiring Fund's investment goal without obtaining the approval of the Acquiring Fund's shareholders. Neither fund might succeed in achieving its investment goal.

Investment Adviser and Investment Sub-adviser

   KIM currently serves as the investment adviser to your fund. Upon consummation of the Reorganization, ETAM will serve as the investment adviser to the Acquiring Fund, and KIM will serve as the sub-adviser for the Acquiring Fund. Each fund's advisory fees are:

                    Advisory Fees                               Advisory Fees
Your Fund          (Before Waivers) Acquiring Fund             (Before Waivers)
---------          ---------------- -------------------------- ----------------
Kobren Growth Fund       0.75%*     E*TRADE Kobren Growth Fund       0.60%

--------
* After giving effect to the voluntary expense cap and fee waiver, the rate at which your fund paid an advisory fee to KIM was equal to 0.63% of your fund's average daily net assets for the fiscal year ended December 31, 2005.

   As a result of the Reorganization, the Acquiring Fund will enter into a new advisory agreement with ETAM ("New Advisory Agreement") and a new sub-advisory agreement with KIM ("New Sub-advisory Agreement").

   Each fund may invest in shares of an underlying fund:

   . that makes payments pursuant to Rule 12b-1 or as service fees based on the amount of shares held by each fund; or

   . whose investment adviser is willing to share a portion of the underlying fund's advisory fee attributable to the underlying fund shares held each the fund.

   Pursuant to the New Advisory Agreement, any Rule 12b-1 payments, service fees or revenue sharing payments received by ETAM or its affiliates with respect to shares of any underlying fund held by the Acquiring Fund will be applied against the advisory fees owed to ETAM by the Acquiring Fund, thereby reducing the amount of advisory fees paid by the Acquiring Fund to ETAM. Currently, KIM similarly reduces its advisory fees paid by your fund to KIM on a voluntary basis. Each fund pays a portion of the costs of participation in various network programs, including the program sponsored by E*TRADE FINANCIAL.

   ETAM will also receive an administrative services fee of 0.15% as described further below.

   About Kobren Insight Management, Inc.

   KIM was established in 1987 and is a wholly-owned subsidiary of E*TRADE FINANCIAL. KIM is located at 20 William Street, Wellesley Hills, Massachusetts 02481. As of August 31, 2006, KIM managed approximately 900 client accounts with assets totaling approximately $1.2 billion.

   On November 2, 2005, KIM was acquired by E*TRADE FINANCIAL. Under the terms of the acquisition, and with the approval of the Kobren Board and your fund's shareholders, KIM was reapproved as your fund's investment adviser following the acquisition.

   A discussion regarding the factors considered by the Kobren Board in approving your fund's current advisory agreement is available in your fund's annual report to the shareholders for the period ended December 31, 2005.

   Eric M. Kobren is the primary Portfolio Manager for your fund and has been your fund's primary Portfolio Manager since its inception in 1996. Mr. Kobren will be the Portfolio Manager of the Acquiring Fund if the Reorganization Agreement is approved by shareholders. Mr. Kobren approves all transactions for each fund. Mr. Kobren is and has been the President of KIM since its inception in 1987. He has also been the President and principal shareholder of Mutual Fund Investors Association, Inc., the publisher of FIDELITY INSIGHT and FUNDSNET INSIGHT reports, since its inception in 1985. Mr. Kobren has been in the investment business since 1976.

   John Russel (Rusty) Vanneman, CFA, has been your fund's Co-Portfolio Manager since May 2001 and will be the Acquiring Fund's Co-Portfolio Manager upon the Reorganization. He joined KIM as the Director of Research in January 2001. Prior to joining KIM, Mr. Vanneman was a Senior Analyst at Fidelity Management and Research Company's Strategic Advisors from December 1996 to January 2001. Previously, he was a Managing Analyst for Thomson Financial's Global Markets from January 1991 to December 1996. He has been in the investment business since 1990.

   Additional information about Mr. Kobren and Mr. Vannerman, including information about their compensation, other accounts managed by them and their ownership of securities in your fund is available in the statement of additional information.

   Under the proposed Sub-advisory Agreement, ETAM will pay KIM a monthly sub-advisory fee at the annual rate of 0.50% of the Acquiring Fund's average daily net assets. The Acquiring Fund is not responsible for paying KIM's sub-advisory fee.

   About E*TRADE Asset Management, Inc.

   ETAM, a registered investment adviser, like KIM, is a wholly-owned subsidiary of E*TRADE FINANCIAL. ETAM is located at 4500 Bohannon Drive, Menlo Park, California 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for other funds in the E*TRADE family of funds, all of which are series of the E*TRADE Trust. As of August 31, 2006, ETAM managed approximately $535 million.

Other Service Providers

                                                      E*TRADE Kobren Growth
                              Kobren Growth Fund               Fund
 Service Provider                (Your fund)             (Acquiring Fund)
 ------------------------  ------------------------  ------------------------
 Administrator                    PFPC Inc.                    ETAM

 Sub-administrator              Not applicable              PFPC Inc.

 Transfer Agent                   PFPC Inc.                 PFPC Inc.

 Distributor               E*TRADE Securities, LLC   E*TRADE Securities, LLC

 Custodian                   Mellon Trust of New
                                England, N.A.           PFPC Trust Company

 Independent Registered
 Public Accounting Firm    Tait, Weller & Baker LLP  Tait, Weller & Baker LLP

   In its capacity as the Acquiring Fund's Administrator, ETAM is responsible for the business affairs and other administrative matters of the Acquiring Fund. ETAM is entitled to receive an administrative services fee at an annual rate equal to 0.15% of the average daily net assets of the Acquiring Fund.

Expense Limitation Agreement

   Your fund currently benefits from a voluntary agreement by your fund's adviser, KIM, to cap the expenses of your fund. Since this expense cap is voluntary, and subject to the sole discretion of KIM, it can be discontinued at any time. Under KIM's voluntary expense cap, KIM will waive or limit its fees and assume other expenses of your fund so that, on an annualized basis, the net annual fund operating expenses (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, expenses borne by your fund as a result of investing in any underlying fund, and extraordinary fees and expenses not incurred in the ordinary course of business) do not exceed 1.00% of your fund's average daily net assets (calculated before giving effect to the advisory fee reduction described below). In addition, KIM has voluntarily agreed with respect to your fund, to reduce its advisory fees by an amount equal to any Rule 12b-1 fees, service fees or revenue sharing payments that it or its affiliates receive with respect to either fund's investment in underlying funds. For the year ended
December 31, 2005, such reduction of its advisory fees equaled 0.02% of your fund's average daily net assets.

   The Acquiring Fund benefits from a contractual agreement by the Acquiring Fund's adviser, ETAM, to cap the expenses of the Acquiring Fund. This expense limitation agreement with respect to the Acquiring Fund will continue through at least April 30, 2008. There is no guarantee that the expense limitation agreement will continue after April 30, 2008. Under the expense limitation agreement for the Acquiring Fund, ETAM will waive or limit its fees and assume certain other expenses of the Acquiring Fund so that, on an annualized basis, the net annual fund operating expenses of the Acquiring Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, expenses borne by the Acquiring Fund as a result of investing in any underlying fund, and extraordinary fees and expenses not incurred in the ordinary course of its business) are limited to 1.00% of the Acquiring Fund's average daily net assets (calculated before giving effect to the advisory fee reduction described below). ETAM is contractually obligated in its investment advisory agreement with respect to the Acquiring Fund, to reduce its advisory fees by an amount equal to any Rule 12b-1 fees, service fees or revenue sharing payments that it or its affiliates receive with respect to either fund's investment in underlying funds.

   There is no guarantee that the fee expense limit agreement will continue after April 30, 2008 with respect to the Acquiring Fund. For example, ETAM may decide to discontinue the expense limitation agreement for the Acquiring Fund if the Acquiring Fund's assets do not increase significantly. The Acquiring Fund may at a later date reimburse ETAM for the fees waived or limited and other expenses assumed and paid by ETAM (other than as a result of the advisory fee reduction described above), provided that, among other things, the Acquiring Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Acquiring Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Acquiring Fund will be made unless (i) the Acquiring Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Board of Trustees of the E*TRADE Trust on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Acquiring Fund in accordance with the expense limitation agreement during any of the previous three fiscal years, less any reimbursement that the Acquiring Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Acquiring Fund.

Calculation of Net Asset Value Per Share

   Each fund calculates its net asset value ("NAV") per share at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for regular trading. Each fund's NAV will not be calculated on the days on which the New York Stock Exchange is closed for regular trading, such as on regular national holidays. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadlines for share transactions will be accelerated to the earlier closing times.

   Shares of underlying funds are valued at their reported NAVs or, if their NAVs are not reported, at their fair value. The prospectuses for these underlying funds explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Each fund's portfolio securities are valued on the basis of either market quotations or official closing prices or if market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, at fair value, as determined in good faith under procedures established by the applicable Board, which may include the use of pricing services. Fair value means estimating a security's value at other than the market quotation when a security's official closing price or market quotation is not available or considered unreliable. Fair value pricing may cause the price used by each fund to be different than other funds' pricing derived from market quotations and different than the value realized upon such security's sale.

Purchases/Redemptions/Exchanges

 Account Minimums                                     E*TRADE Kobren Growth
 (Subject to waiver by        Kobren Growth Fund               Fund
 fund officers)                  (Your fund)             (Acquiring Fund)
 ---------------------     ------------------------  ------------------------

 Minimum Initial
 Investment                $2,500 ($2,000 for IRAs)  $2,500 ($2,000 for IRAs)

 Minimum Subsequent        $500 ($100 for automatic  $250 ($100 for automatic
 Investments               investment plan)          investment plan)

 Minimum Account Balance   $1,000 (60 days           $1,000 (60 days
                           notification)             notification)

                                                      E*TRADE Kobren Growth
                              Kobren Growth Fund               Fund
 Purchase Methods                (Your fund)             (Acquiring Fund)
 ----------------          ------------------------  ------------------------

 By Mail                   Yes                       Yes

 By Wire                   Yes                       Yes

 By Broker-Dealer or Fund  Yes                       Yes
 Network

 By In-Kind Purchase       Yes                       Yes

 By Automated Clearing     Yes                       Yes
 House Transfer

                                                      E*TRADE Kobren Growth
                              Kobren Growth Fund               Fund
 Redemption Methods              (Your fund)             (Acquiring Fund)
 ------------------        ------------------------  ------------------------

 By Mail                   Yes                       Yes

 By Telephone              Yes                       Yes

 By Broker-Dealer or Fund  Yes                       Yes
 Network

 By Systematic Withdrawal  Yes                       Yes
 Plan

                                                      E*TRADE Kobren Growth
                              Kobren Growth Fund               Fund
 Exchange Methods                (Your fund)             (Acquiring Fund)
 ----------------          ------------------------  ------------------------

 By Mail                   Yes                       Yes

 By Telephone              Yes                       Yes

 By Broker-Dealer or Fund  Yes                       Yes
 Network

 By Systematic Withdrawal  Yes                       Yes
 Plan

 Limitations               See "More Information     See "More Information
                           about Exchanging Shares"  about Exchanging Shares"
                           below.                    below.

 Funds Available for       Exchanges for shares of   Exchanges for sales of
 Exchange                  Delphi Value Fund are     E*TRADE Delphi Value
                           permitted at the NAV of   Fund are permitted at
                           the fund next determined  the NAV of the Fund next
                           after receipt of the      determined after receipt
                           exchange request.         of the exchange request.
                           Exchanges must meet the   Exchanges must meet the
                           applicable minimum        applicable minimum
                           initial investment        initial investment
                           requirements for Delphi   requirements for E*TRADE
                           Value Fund.               Delphi Value Fund.
                                                     Exchanges will not be
                                                     permitted between
                                                     E*TRADE Kobren Growth
                                                     Fund and any other
                                                     E*TRADE fund.

More Information About Exchanging Shares

   To protect other shareholders of either fund, the fund may cancel the exchange privileges of any person that, in the opinion of the relevant fund, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. Each fund will cancel the exchange privileges of any investor who, in the opinion of the relevant fund, is using market timing strategies or makes more than two redemptions out of the relevant fund within 30 days (in the case of your fund) or of $10,000 or more within 60 days (in the case of the Acquiring Fund). Each fund may also close the accounts of shareholders whose exchange privilege has been cancelled. The exchange privilege may be changed or terminated on 60 days' prior notice to shareholders.

Redemption Fees

   Shares of your fund and the Acquiring Fund are not subject to a redemption fee when redeemed (or exchanged).

Short-Term and Excessive Trading Policy

   Purchases and exchanges should be made for investment purposes only for each fund. Frequent trades in your account or accounts controlled by you can disrupt portfolio investment strategies and increase fund expenses for all fund shareholders. The Board of Trustees of each fund has adopted a policy with respect to short-term and excessive trading. Neither fund is intended for market timing or excessive trading. To deter such activities, each fund or its agents will temporarily or permanently suspend or terminate, without any prior notice, purchase and exchange privileges of any investor who makes more than two redemptions, including by exchange, out of each fund within 30 days (in the case of your fund) or of $10,000 or more within 60 days (in the case of the Acquiring Fund) after a purchase, and bar, without any prior notice, future purchases of the fund by such an investor, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. This trading policy also applies to any pair of transactions involving a purchase of shares of either fund followed by a redemption of an offsetting or substantially equivalent dollar amount of shares of the same fund. In addition, each fund or its agents may also reject any purchase orders (including exchange purchases) by any investor or group of investors indefinitely for any reason, and shall reject such purchase orders that the fund or its agents believe are attributable to market timers or are otherwise excessive or potentially disruptive to the fund.

   Orders placed by investors in violation of the exchange limits or the excessive trading policies or by investors that either fund believes are market timers will be revoked or cancelled by the fund on the next business day after receipt of the order.

   Systematic purchase and redemption transactions are exempt from this policy. In addition, each fund may exempt redemption transactions that result from certain hardships from this policy, including redemptions resulting from a shareholder's death or disability and minimum required distributions from retirement accounts. This policy may be modified for accounts held by certain retirement plans to conform to plan trading limits or Department of Labor regulations, and for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs. These trading limits are subject to each fund's ability to monitor trading activity, as discussed under "Limitations on the Ability to Detect and Curtail Excessive Trading Practices" below. In applying this policy, each fund considers the information available to them at the time and may consider trading done in multiple accounts under common ownership, control or influence.

Limitations on the Ability to Detect and Curtail Excessive Trading Practices

   Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the best efforts of each fund to prevent excessive trading, there is no guarantee that each fund or its agents will be able to identify such shareholders or curtail their trading practices. Each fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements are common forms of holding shares of the funds, particularly among certain financial intermediaries, retirement plans and variable insurance products. These arrangements often permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares where the identity of the particular shareholder(s) is not known to the fund.

Dividends, Distribution and Taxes

   Redemptions (including under a systematic withdrawal plan) and exchanges of fund shares are taxable events on which you may recognize capital gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. Dividends are paid in additional shares of each fund unless you elect to receive them in cash.

 Type of Distribution         Declared and Paid      Federal Income Tax Status
 --------------------      ------------------------  -------------------------

 Dividends from net        Annually                  Taxable at ordinary
 investment income, other                            income tax rates.
 than "qualified dividend
 income"/(1)/

 Distributions of          Annually                  Taxable at ordinary
 short-term capital gain                             income tax rates.

 Distributions of          Annually                  Taxable at long-term
 long-term capital gain                              capital gain rates./(2)/
 and dividends from
 qualified dividend income
--------
(1) As defined in Section 1(h)(11)(B) of the Internal Revenue Code of 1986, as amended.
(2) In order to be taxed at long-term capital gain rates on qualified dividend income, individual shareholders must meet certain holding period requirements with respect to their fund shares. Current tax law generally provides for a maximum rate for individual taxpayers of 15% on long-term capital gains and certain qualified dividends on corporate stock. In the absence of further legislation, these rate reductions are currently scheduled to expire for tax years beginning after December 31, 2010. These rates do not apply to corporate taxpayers.

   You should generally avoid investing in each fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment.

   You should consult your tax adviser about particular federal, state, local and other taxes that may apply to you.

   An exchange of fund shares for shares of Delphi Value Fund (or, after the Reorganization, the E*TRADE Delphi Value Fund) will be treated as a sale of your fund's shares (or, after the Reorganization, the Acquiring Fund's shares) and any gain on the transaction may be subject to federal and state income taxes.

   Every January, each fund will send you information about the dividends and distributions during the previous calendar year. Most of each fund's distributions are expected to be capital gains.

   If you do not provide the relevant fund with a correct taxpayer identification number and required certifications, or if the relevant fund is legally required to do so, you may be subject to federal backup withholding tax.

                              THE REORGANIZATION

The Reorganization Agreement

   The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement, which is attached as Exhibit A to this Proxy Statement/Prospectus.

   The Reorganization Agreement provides that all of the assets of your fund will be transferred to, and all of the liabilities will be assumed by, the Acquiring Fund on the closing date of the Reorganization. In exchange for the transfer of these assets and assumption of liabilities, the Acquiring Fund will simultaneously issue full and fractional shares of the Acquiring Fund equal in value to the net asset value of your fund on the closing date.

   After the transfer of assets and the assumption of liabilities in exchange for the Acquiring Fund's shares, your fund will distribute pro rata to its shareholders of record all the shares of the Acquiring Fund it receives in exchange for the transfer of its assets. Shareholders of your fund owning shares on the closing day of the Reorganization will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in your fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of your fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Acquiring Fund due to the shareholders of your fund. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights. The Reorganization Agreement provides for the Reorganization to occur on or about November 20, 2006.

   After the distribution of the Acquiring Fund's shares to your fund's shareholders, your fund will take all necessary steps under the laws of the Commonwealth of Massachusetts and any other applicable law to effect a complete dissolution. Upon completion of the Reorganization, the Kobren Trust will deregister as an investment company.

   The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things (i) approval of the Reorganization Agreement by your fund's shareholders, and (ii) the receipt by your fund and the Acquiring Fund of a tax opinion to the effect that the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund. The Reorganization Agreement may be terminated, on or at any time prior to the Closing Date, if any of the required conditions have not been met or if the representations and warranties are not true in any material respect or if either Board determines that the consummation of the transaction contemplated by the Reorganization Agreement is not in the best interests of the shareholders of your fund or the Acquiring Fund, as applicable.

   The Reorganization expenses will be borne by E*TRADE FINANCIAL. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Proxy Statement/Prospectus; (b) postage;
(c) printing; (d) accounting fees; (e) legal fees incurred by both funds; and
(f) proxy solicitation costs.

   The Reorganization Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the Kobren Board and the Board of Trustees of the E*TRADE Trust. The funds may waive certain conditions to the obligations under the Reorganization Agreement, other than the requirements that the Reorganization Agreement be approved by shareholders of your fund and the receipt of a tax opinion that the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund.

Reasons for the Reorganization

   At a meeting held on June 29, 2006, the Kobren Board approved the Reorganization Agreement on behalf of your fund. The Kobren Board also determined that the Reorganization is in the best interests of your fund and that the interests of shareholders of your fund will not be diluted as a result of the Reorganization. The Board's determination was based on a number of factors, including:

   . the Acquiring Fund presents the ability to operate in a lower cost structure than the current structure of your fund as a result of being part of a larger fund complex and associated economies of scale.

   . the Acquiring Fund's investment objective, policies, strategies and restrictions are identical in all material respects to those of your fund.

   . shareholders of your fund will enjoy continuity of portfolio management because the Acquiring Fund will have the same portfolio managers as your fund. Although ETAM will serve as the Acquiring Fund's investment adviser, KIM will continue to serve as investment sub-adviser to the Acquiring Fund, and your fund's current portfolio managers will continue to make the daily investment decisions for the Acquiring Fund.

   . although KIM will make the daily investment decisions for the Acquiring Fund, ETAM will oversee the Acquiring Fund's management and operations. Your fund will benefit from ETAM's experience and resources in managing mutual funds. Currently, ETAM serves in a similar capacity to the four current series of the E*TRADE Trust.

   . the combined rate of the advisory fee and administrative fee charged by ETAM for its services to the Acquiring Fund is the same as the current management fee rate charged by KIM for managing your fund. In addition, ETAM has contractually agreed to limit the Acquiring Fund's total annual operating expense ratio (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, expenses borne by the Acquiring Fund as a result of investing in any underlying fund, and extraordinary fees and expenses not incurred in the ordinary course of its business) to 1.00% of its average daily net assets until April 30, 2008. For the fiscal year ending December 31, 2006, the Acquiring Fund's estimated net annual operating expense ratio is expected to be the same as your fund's net annual operating expense ratio for the most recent fiscal year ended December 31, 2005.

   . for federal income tax purposes, the Reorganization will not result in income, gain, or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund (as further discussed below).

   . no fees or other charges will be incurred by your fund or the Acquiring Fund in connection with the Reorganization. The expenses of the Reorganization will be borne in their entirety by E*TRADE FINANCIAL.

   . the shareholder services and privileges available to the Acquiring Fund will be substantially the same as those available to your fund.

   . your fund's transfer agent and dividend disbursing agent, independent registered public accounting firm and principal underwriter will not change as a result of the Reorganization and your fund's administrator will serve as the Acquiring Fund's sub-administrator.

   The Kobren Board also considered that KIM may benefit from the Reorganization, both directly, by reducing its obligations under the existing voluntary expense cap and indirectly by eliminating certain overhead necessary to operate your fund and perform certain ongoing administrative functions, as well as possibly increasing your fund's distribution capabilities, which in turn could result over time in higher assets and aggregate sub-advisory fees payable to KIM by ETAM.

   In addition, the Kobren Board considered possible alternatives to the Reorganization, including maintaining the status quo and the possibility of liquidating or merging your fund into a fund different than the Acquiring Fund. The Kobren Board, however, determined that the opportunity presented by the Reorganization and the factors in favor of the Reorganization made the Reorganization more compelling than these alternatives. For the reasons stated above and other factors considered by the Kobren Board, the Kobren Board determined that the Reorganization is in the best interests of your fund and its shareholders.

   At a Board meeting held on June 28, 2006, the Board of Trustees of the E*TRADE Trust approved the Reorganization Agreement on behalf of the Acquiring Fund. The Board based its decision on a number of considerations including:

   . the compatibility of the contemplated investment objective, investment strategies, policies and restrictions of the Acquiring Fund with your fund;

   . any direct or indirect costs to be incurred by the E*TRADE Trust and its shareholders with respect to the Reorganization;

   . the effect of the Reorganization on the annual expense ratios of each series of the E*TRADE Trust; and

   . any direct or indirect federal income tax consequences of the Reorganization Transaction on each series of the E*TRADE Trust shareholders.

   On the basis of the information presented to it, the Board of Trustees of the E*TRADE Trust approved the Reorganization Agreement, determining that the Reorganization was in the best interests of the E*TRADE Funds and that the consummation of the Reorganization would not dilute the interests of E*TRADE Trust or the Acquiring Fund.

   The Kobren Board also noted that the Board of Trustees of the E*TRADE Trust was proposed to be reconstituted to include Arthur Dubroff, a current member of the Kobren Board, and that members of the Kobren Board previously met with the E*TRADE Trust's Board as part of that process. As of August 10, 2006, that reconstitution of the Board of Trustees of the E*TRADE Trust was completed. E*TRADE FINANCIAL made a severance payment to the two members of the E*TRADE Trust's Board who voluntarily resigned as part of that reconstitution. In addition, E*TRADE FINANCIAL will make a severance payment in the amount of $36,000 to the two members of the Kobren Board that will no longer serve as trustees or officers after the Reorganization. These severance payments will be made pursuant to the terms of severance agreements that place various confidentiality, non-solicitation and non-competition restrictions on the recipients and require that the recipients reasonably cooperate regarding matters affecting the Kobren Trust after the closing of the Reorganization.

Federal Income Tax Consequences

   The Acquiring Fund intends to qualify as of the effective time of the Reorganization, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the federal tax treatment of the Acquiring Fund will be exactly the same as your fund.

   Consummation of the Reorganization is subject to the condition that your fund and the Acquiring Fund receive an opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Kobren Trust, substantially to the effect that the Reorganization will constitute a "reorganization" within the meaning of section 368(a) of the Code. As a result, with respect to the Reorganization, for federal income tax purposes:

   . the shareholders of your fund will recognize no gain or loss upon their receipt of shares of the Acquiring Fund;

   . the aggregate tax basis of the Acquiring Fund's shares received by each shareholder of your fund will equal the aggregate tax basis of your fund's shares surrendered by that shareholder in the Reorganization;

   . the holding periods of the Acquiring Fund's shares received by each shareholder of your fund will include the holding periods of your fund's shares surrendered by that shareholder in the Reorganization, provided that your fund's shares are held by that shareholder as capital assets on the date of the exchange;

   . your fund will not recognize any gain or loss (a) upon the transfer of its assets to the Acquiring Fund in exchange for your fund's shares and the assumption of liabilities of your fund, or (b) upon the distribution of those shares to the shareholders of your fund;

   . the Acquiring Fund will not recognize any gain or loss upon the receipt of the assets of your fund in exchange for shares of the Acquiring Fund and the assumption of the liabilities of your fund;

   . the tax basis in the hands of the Acquiring Fund of each asset of your fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of that asset in the hands of your fund immediately before the transfer; and

   . the holding period in the hands of the Acquiring Fund of each asset of your fund transferred to the Acquiring Fund in the reorganization will include the period during which that asset was held by your fund.

   In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of your fund and the Acquiring Fund. The funds have not sought, and will not seek, a private ruling from the Internal Revenue Service (the "IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Wilmer Cutler Pickering Hale and Dorr LLP with respect to the federal income tax consequences of the Reorganization are not binding on the IRS or a court and do not preclude the IRS or a court from adopting a contrary position.

   The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the Reorganization, including the applicability of any state, local or foreign tax laws. Shareholders should consult their own advisors concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

               COMPARATIVE INFORMATION ABOUT THE ORGANIZATION OF
                      YOUR FUND AND THE ACQUIRING COMPANY

Organization

   Your fund is a series of Kobren Insight Funds, a Massachusetts business trust registered with the SEC as an open-end management investment company and is subject to its Declaration of Trust and By-Laws, each as amended from time to time. The Acquiring Fund is a series of E*TRADE Funds, a Delaware statutory trust registered with the SEC as an open-end management investment company and is subject to the provisions of its Trust Instrument and By-Laws, each as amended from time to time. The operations of both your fund and the Acquiring Fund are subject to the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), the rules and regulations of the SEC thereunder and applicable state securities laws. For a comparison of the forms of organization of your fund and the Acquiring Fund, please see the "Comparison of Delaware Statutory Trust and Massachusetts Business Trust" below for further information.

Shares

   The Kobren Board is authorized to issue an unlimited number of full and fractional shares of beneficial interest, having a par value of $.001 per share, in one or more series of the Kobren Trust. Your fund currently issues shares that have equal rights with regard to voting, redemptions, dividends and distributions. Each share of your fund is entitled to such dividends and distributions out of the income earned on the assets belonging to your fund as are declared in the discretion of the Kobren Board. In the event of the liquidation or dissolution of your fund, fund shares are entitled to receive their proportionate share of the assets, which are available for distribution as the Kobren Board in its sole discretion may determine. Shareholders are not entitled to any preemptive or subscription rights. All shares, when issued, will be fully paid and non-assessable by the fund.

   The Board of Trustees of the E*TRADE Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, having a par value of $.01 per share, in one or more of series of the E*TRADE Trust, including the Acquiring Fund. Under the E*TRADE Funds' Trust Instrument, the Board of Trustees has the power to classify and reclassify any unissued shares of beneficial interest from time to time. Each share of the Acquiring Fund has an equal proportionate interest in the assets belonging to such fund with each other share that represents an interest in such fund, even where a share has a different class designation than another share representing an interest in that fund. Shares of the Acquiring Fund do not have preemptive or conversion rights. All shares, when issued, will be fully paid and non-assessable by the Acquiring Fund.

Capitalization

   The following table sets forth the capitalization of each fund as of August 31, 2006, and the pro forma combined fund as of August 31, 2006.

                              Kobren Growth  E*TRADE Kobren  Pro Forma E*TRADE
                                  Fund        Growth Fund*   Kobren Growth Fund
                               (Your fund)  (Acquiring Fund)  (Acquiring Fund)
                              ------------- ---------------- ------------------
Total Net Assets (in
  thousands).................  $   68,572         N/A            $   68,572
Net Asset Value Per Share....  $    15.06         N/A            $    15.06
Shares Outstanding...........   4,553,238         N/A             4,553,238
--------
* The Acquiring Fund will commence operations upon consummation of the Reorganization.

   It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by your fund on the closing date of the Reorganization. The table should not be relied upon to determine the amount of the Acquiring Fund's shares that will actually be received and distributed.

Boards' Evaluation and Recommendation

   For the reasons described above, the Kobren Board, including all of the trustees who are not "interested persons" of your fund, or KIM, ETAM or E*TRADE FINANCIAL ("Independent Trustees"), approved the reorganization. In particular, the Kobren Board determined that the reorganization is in the best interests of your fund. Similarly, the Board of Trustees of the E*TRADE Trust, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of the Acquiring Fund. Please see "Reasons for the Reorganization" above.

   The Kobren Board recommends that the shareholders of your fund vote FOR the proposal to approve the Reorganization Agreement.

                                VOTING MATTERS

Record Date and Number of Shares Entitled to Vote

   The Kobren Board has fixed the close of business on September 25, 2006 as the record date (the "Record Date") for determining the shareholders of your fund that are entitled to notice of and to vote at the Meeting. Shareholders of record of your fund on the Record Date are entitled to one vote per share at the Meeting, and fractional votes for fractional shares. On the Record Date, 4,568,120.962 of your fund were outstanding and entitled to be voted at the Meeting.

Vote Required to Approve Reorganization Agreement

   Approval of the Reorganization Agreement requires the affirmative vote of a majority of the shares outstanding and entitled to vote of your fund at the Meeting.

Proxies; Voting at the Meeting; Quorum

   A proxy, if properly executed, duly returned and not revoked prior to the Meeting, will be voted in accordance with the instructions marked thereon. As to proposals for which no instructions are given, but a properly executed proxy has been returned prior to the Meeting, such proxy will be voted in favor of the proposal. The proxy confers discretionary authority upon the persons named therein to vote on other business that may come before the Meeting. The Kobren Board knows of no other business to be presented at the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxy will be voted thereon in accordance with the judgment of the persons named as proxies.

   A shareholder may revoke a proxy at any time prior to its exercise by filing with the Secretary of the Kobren Trust a written notice revoking the proxy or by executing and delivering to the Secretary of the Kobren Trust a proxy dated subsequent to the date of a previously executed proxy. Attendance at the Meeting will not itself be deemed to revoke a proxy unless the shareholder gives affirmative notice at the Meeting that the shareholder intends to revoke the proxy and vote in person.

   In the event that quorum (the presence in person or by proxy of the holders of a majority of the shares outstanding) is not obtained at the Meeting, or in the event that insufficient shares for approval of a particular proposal are represented at the Meeting for which quorum is present, an adjournment or adjournments of the Meeting may be sought by the Kobren Board to permit further solicitation of proxies. Any adjournment would require the affirmative vote of the holders of a majority of the shares of your fund present in person or by proxy at the Meeting (or any adjournment thereof) and entitled to vote on the proposal subject to the adjournment. The persons named as proxies will vote all shares represented by proxies which they are entitled to vote in favor of the proposal in favor of an adjournment and will vote all shares required to be voted against the proposal against an adjournment. A proxy that is properly executed by a broker or nominee and returned accompanied by instructions to withhold authority to vote represents a broker "non-vote." A broker non-vote occurs when a broker or nominee does not receive instructions from the beneficial owner or other person entitled to vote on a particular matter with respect to which the broker or nominee does not have discretionary power. Shares represented by broker non-votes will be considered to be present at the Meeting for purposes of determining the existence of quorum and since they do not count as a vote "for" the proposal, they effectively result in a vote against the proposal. Also, a properly executed and returned proxy marked with an abstention will be considered present at the Meeting for purposes of determining quorum. Although broker non-votes and abstentions do not constitute a vote "for" or "against" the matter, they have the effect of a "no" vote for purposes of determining whether the proposals have been approved. The proposal is not considered to be a routine matter as to which brokers may vote without instructions.

Telephone Voting

   In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser, the transfer agent or a third party solicitation firm. The telephone voting is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded.

   . A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

   . The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

   . To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail, with a toll-free number to call if the voting information contained in the confirmation is incorrect.

   . If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at the time and vote the shares at the meeting.

Internet Voting

   You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

   .   Read the proxy statement and have your proxy card at hand.

   .   Go to the website on the proxy card.

   .   Enter control number found on your proxy card.

   . Follow the simple instructions on the website. Please call a Customer Service Representative at 1-800-499-8519 if you have any problems.

   . To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Share Ownership

   As of August 31, 2006, the following persons or entities owned beneficially or of record more than 5% of the outstanding shares of your fund:

        Amount, Type of Ownership and Percentage of Outstanding Shares

                                             Amounts of Shares;
                                             Type of Ownership    Percentage of
Shareholder Name and Address               (Record or Beneficial)  Fund Owned
----------------------------               ---------------------- -------------
National Financial Services Corp For the
Benefit of Our Customers One World
Financial Center 200 Liberty Street New
York, NY 10281-1003.......................           Record           28.3%

Eric M. Kobren 20 William Street #310
Wellesley Hills, MA 02481.................       Beneficial           23.1%

   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of your fund's shareholders.

Shares Held By Trustees and Officers

   As of August 31, 2006, the Trustees and officers, as a group, of the Kobren Trust owned less than 1% of the outstanding shares of your fund, except for Eric Kobren, who owned 23.1%, which includes shares indirectly beneficially owned as a result of his position as a controlling person of certain shareholders, including family members, charitable trusts, and Mutual Fund Investors Association.

                    COMPARISON OF DELAWARE STATUTORY TRUST
                       AND MASSACHUSETTS BUSINESS TRUST

   Your fund is a series of a Massachusetts business trust. The Acquiring Fund is a series of a Delaware statutory trust. The following is a summary of the principal differences between Massachusetts business trusts and Delaware statutory trusts.

Limitation of Shareholders' and Series' Liability

   Delaware law provides that the shareholders of a Delaware statutory trust shall not be subject to liability for the debts or obligations of the trust. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be liable for the debts and obligations of that trust. Although the risk of liability of shareholders of a Massachusetts business trust who do not participate in the management of the trust may be remote, Delaware law affords greater protection against potential shareholder liability. Similarly, Delaware law provides that, to the extent that a Delaware statutory trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series, another potential, although remote, risk in the case of a Massachusetts business trust. While the Kobren Board believes that a series of a Massachusetts business trust will only be liable for its own obligations, there is no direct statutory or judicial support for that position.

Limitation of Trustee Liability

   Delaware law provides that, except to the extent otherwise provided in a trust's declaration of trust or by-laws, trustees will not be personally liable to any person (other than the statutory trust or a shareholder thereof) for any act, omission or obligation of the statutory trust or any trustee thereof. Delaware law also provides that a trustee's actions under a Delaware statutory trust's declaration of trust or by-laws will not subject the trustee to liability to the statutory trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the statutory trust's declaration of trust or by-laws. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee, who is not also an officer of the corporation, for breach of fiduciary duty except for, among other things, any act or omission not in good faith which involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit. The Kobren Board believes that such limitations on liability under Delaware law and under the Trust Instrument of the E*TRADE Trust are consistent with those applicable to directors of a corporation under Delaware law and will be beneficial in attracting and retaining in the future qualified persons to act as trustees.

Shareholder Voting

   Delaware law provides that a Delaware statutory trust's declaration of trust or by-laws may set forth provisions related to voting in any manner. This provision appears to permit trustee and shareholder voting through computer or electronic media. For an investment company with a significant number of institutional shareholders, all with access to computer or electronic networks, the use of such voting methods could significantly reduce the costs of shareholder voting. However, the advantage of such methods may not be realizable unless the SEC modifies its proxy rules. Also, as required by the 1940 Act, votes on certain matters by trustees would still need to be taken at actual in-person meetings.

Board Composition

   Delaware law explicitly provides that separate boards of trustees may be authorized for each series of a Delaware statutory trust. Whether separate boards of trustees can be authorized for series of a Massachusetts business trust is unclear under Massachusetts law. As always, the establishment of any board of trustees of a registered investment company must comply with applicable securities laws, including the provision of the 1940 Act regarding the election of trustees by shareholders. Establishing separate boards of trustees would, among other things, enable the series of a Delaware statutory trust to be governed by individuals who are more familiar with such series' particular operations.

                                 MISCELLANEOUS

Experts

   The financial statements for your fund, appearing in your fund's 2005 Annual Report, have been audited by Tait, Weller & Baker LLP for the year ended December 31, 2005, an independent registered public accounting firm, as set forth in their report therein and are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus. The information for periods ending prior to December 31, 2005 have been audited by PricewaterhouseCoopers LLP, whose reports expressed an unqualified opinion on the prior years' financial highlights. Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firms as experts in accounting and auditing. The financial statements of your fund, appearing in your fund's 2006 Semi-annual Report, are unaudited and are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus.

Available Information

   Your fund and the Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's internet site at http://www.sec.gov.

Other Business

   As of the date of this Proxy Statement/Prospectus, the Kobren Board is not aware of any matters to be presented for action at the meeting other than as described above. If other business is properly brought before the meeting, it is intended that proxies will be voted thereon in accordance with the judgment of proxy designees.

                                  *    *    *

   Shareholders who do not expect to be present at the meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote by Internet, by fax or by telephone. Your fund will furnish, without charge, copies of your fund's current Annual Report and Semi-annual Report to any shareholder upon request addressed to: Kobren Growth Fund c/o, Kobren Insight Funds, 20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481 or by telephone at (800) 895-9936.

                                                                      Exhibit A

               FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND
        REDOMICILIATIONFORM OF AGREEMENT AND PLAN OF REORGANIZATION AND
                                REDOMICILIATION

       THIS AGREEMENT AND PLAN OF REORGANIZATION AND REDOMICILIATION ("Agreement") is made as of the _th day of ______, 2006, by and among the E*TRADE Fund, a Delaware statutory trust ("Acquiring Trust"), on behalf of its series, [E*TRADE Kobren Growth Fund or E*TRADE Delphi Value Fund] ("Acquiring Fund"), with its principal place of business at 671 N. Glebe Road, 12/th/ Floor, Arlington, Virginia 22203, Kobren Insight Funds, a Massachusetts business trust ("Acquired Trust"), on behalf of its series, [Kobren Growth Fund or Delphi Value Fund] ("Acquired Fund"), with its principal place of business at 20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481 and, solely for purposes of Section 10.2 hereof, E*TRADE FINANCIAL Corporation. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as "Funds" and individually as "Fund."

       This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended ("Code") and the Treasury Regulations thereunder. The reorganization ("Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of [______] shares of beneficial interest of the Acquiring Fund (collectively, "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization ("Closing Date"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

       WHEREAS, the Acquiring Trust and the Acquired Trust are each registered investment companies classified as management companies of the open-end type.

       WHEREAS, the Acquiring Fund has been organized in order to continue the business and operations of the Acquired Fund.

       WHEREAS, the Acquiring Fund has no assets and has carried on no business activities prior to the date first shown above and will have had no assets and will have carried on no business activities prior to the consummation of the transaction described herein.

       WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

       WHEREAS, following the closing of the Reorganization, the Acquired Trust will deregister as an investment company in accordance with the rules and regulations of the Securities and Exchange Commission.

       WHEREAS, following the effective date of its deregistration the Acquired Trust shall voluntarily dissolve in accordance with Massachusetts law.

       WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders will not be diluted as a result of this transaction.

       WHEREAS, the Board of Trustees of the Acquired Trust, has determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders will not be diluted as a result of this transaction.

       NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

   1.1 Subject to the requisite approvals, including the approval of the Acquired Fund's shareholders, terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will sell, assign, convey, transfer and deliver all of its property and assets as set forth in Section 1.2 ("Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances, liens for taxes not yet due and contractual restrictions, if any, on the transfer of the Acquired Assets and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value ("NAV") equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund's shares, as determined in the manner set forth in Article 2; and
(ii) to assume all of the liabilities (whether absolute or contingent, known or unknown) of the Acquired Fund ("Assumed Liabilities"). Such transactions shall take place at the Closing (as defined in Section 3.1 below).

   1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's assets and property, including, without limitation, all portfolio securities and instruments, dividends, receivables (including dividends, interest and other receivables), cash, cash equivalents, deferred or prepaid expenses, goodwill, rights and choses in action (whether absolute or contingent, known or unknown) of the Acquired Fund or the Acquired Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended ("Investment Company Act"), and the rules of the Securities and Exchange Commission ("Commission") thereunder to the extent such records pertain to the Acquired Fund.

       (b) The Acquired Fund has provided the Acquiring Fund with a list of the Acquired Assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Section 8.5 hereof). For avoidance of doubt, reference is hereby made to Section 5.1 of this Agreement pursuant to which the Acquired Fund agrees to operate its business in the ordinary course and to comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date.

   1.3 Immediately upon delivery to the Acquired Fund of the Acquiring Fund Shares, the Acquired Fund, as the then sole shareholder of the corresponding Acquiring Fund, shall (i) elect Trustees of the Acquiring Trust already approved by the Acquired Fund Shareholders (as defined in Section 1.5) at the meeting described in Section 5.2; (ii) approve the advisory and sub-advisory agreements previously approved by the Acquired Fund Shareholders (as defined in Section 1.5) at the meeting described in Section 5.2; [(iii) approve the distribution and service plan pursuant to Rule 12b-1 under the 1940 Act for the retail class of the E*TRADE Delphi Value Fund previously approved by the Acquired Fund

Shareholders (as defined in Section 1.5) at the meeting described in
Section 5.2;] (iv) ratify the selection of Tait, Weller & Baker LLP; and
(v) approve any other procedures, agreements and other matters requiring shareholder approval to commence operations for the Acquiring Fund.

   1.4 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

   1.5 Immediately following the action contemplated by Section 1.3, the Acquired Fund shall distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund ("Acquired Fund Shares") held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such distribution will be accomplished by the Acquired Trust instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Acquired Trust shall promptly provide the Acquiring Trust with evidence of such distribution and completely liquidate. Subsequently, the Acquired Trust will take all necessary action to reflect its deregistration as an investment company in accordance with the rules and regulations of the Commission. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

   1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

   1.7 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.8 Any reporting responsibility of the Acquired Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Section 4.1(j)(O)), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Trust.

2. VALUATION

   2.1 The value of the Acquired Assets shall be determined as of the time for calculation of the Acquired Fund's net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the "Valuation Time"), computed using the valuation procedures agreed upon by the Boards of Trustees of the Acquired Trust and the Acquiring Trust. All computations of value shall be made by the fund accountant for the Acquired Fund, and shall be subject to confirmation by the fund accountant for the Acquiring Fund. The Acquired Fund shall cause the Acquired Fund Administrator to deliver a copy of its valuation report to the Acquiring Fund at the Closing (as defined in Section 3.1).

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be ______, 2006, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization ("Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date for the Reorganization, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. (Eastern time) or such later time on that date as the Acquired Fund's net asset value is calculated in accordance with Section 2 and after the declaration of any dividends. The Closing shall be held at the offices of the Acquired Fund, or at such other place as the parties may agree.

   3.2 Portfolio securities that are held other than in book-entry form in the name of Mellon Trust of New England, N.A. ("Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to PFPC Trust Company ("Acquiring Fund Custodian") for examination no later than five
(5) business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian's records in accordance with the customary practices of the Acquiring Fund Custodian and of each securities depository, as defined by Rule 17f-4 under the 1940 Act. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

   3.3 The Acquiring Fund Custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

   3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees of either the Acquired Trust or the Acquiring Trust, accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Article 2 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Trust and its Treasurer, Secretary or other authorized officer ("Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund's Transfer Agent, or
(c) derived from the Acquired

Trust's records by such officers or one of the Acquired Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 Except as set forth on Schedule 4.1 hereto, the Acquired Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquired Fund is a series of the Acquired Trust. The Acquired Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquired Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Acquired Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

       (c) The Acquired Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Acquired Trust's Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Trust is a party or by which the Acquired Fund or any of its assets are bound. The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

       (d) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended ("Securities Act"), the Securities Exchange Act of 1934, as amended ("Exchange Act"), the Investment Company Act, and state securities laws;

       (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquired Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

       (f) All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and to the Acquired Fund's knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder;

       (g) The Statement of Assets and Liabilities of the Acquired Fund, and the related Statements of Operations and Changes in Net Assets and Schedule of Investments, as of and for the fiscal year ended December 31, 2005, have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP are disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquired Fund as of and for the six months ended June 30, 2006 are in accordance with GAAP consistently applied, and such statements fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date, and all liabilities, whether actual or contingent, of the Acquired Fund as of such date required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP are disclosed therein. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

       (h) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

       (i) Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended June 30, 2006, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (i) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

       (j) (A) For each taxable year of its operation, the Acquired Fund has satisfied, and for the current taxable year the Acquired Fund shall have met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and shall have elected to be treated as such. The Acquired Fund shall have been eligible to compute its federal income tax under Section 852 of the Code and shall have computed its federal income tax under Section 852 of the Code. The Acquired Fund will qualify as a regulated investment company as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. For any taxable year not yet completed as of the end of the day on the Closing Date, the Acquired Trust reasonably expects that the Acquiring Fund, as successor to the Acquired Fund, will be able to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will be eligible to compute its federal income tax under Section 852 of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code. The Acquired Fund is a separate fund of the Acquired Trust within the meaning of Section 851(g) of the Code;

          (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

          (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

          (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

          (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

          (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in Section 5.7, rather than in any notes thereto ("Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

          (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to
Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
(ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (K) The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund Tax Representation Certificate to be delivered pursuant to Section 7.4;

          (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

          (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

          (N) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

          (O) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

       (k) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly authorized, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Section 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

       (l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

       (m) The Acquired Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Trust's Board of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (n) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (o) The information included in the proxy statement ("Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement ("Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the date thereof and at all times prior to the conclusion of the shareholder meeting with respect to the Acquired Fund to which the Proxy Statement relates, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading, and (ii) comply in all material respects with the provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations thereunder;

       (p) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

       (q) The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

       (r) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended ("Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

       (s) The Acquired Fund Tax Representation Certificate to be delivered by Acquired Trust, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to
Section 7.4 ("Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 Except as set forth in Schedule 4.2 hereto, the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquiring Fund is a newly formed shell series of the Acquiring Trust. The Acquiring Fund has not commenced operations and will not do so until the Closing. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

       (c) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

       (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, each dated ______, 2006, and any amendments or supplements to the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Section 4.1(o) hereof), on the date thereof and at all times prior to the conclusion of the shareholder meeting with respect to the Acquired Fund to which the Proxy Statement relates, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading and (ii) comply in all material respects with the provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations thereunder;

       (e) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in (i) a material violation of, any provisions of the Trust Instrument or Bylaws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

       (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

       (g) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

       (h) The Acquiring Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund Tax Representation Certificate to be delivered pursuant to Section 6.2;

       (i) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value per share. The Acquiring Fund has no assets or liabilities and has carried on no business activities prior to the date first shown above. Prior to the Closing Date, the Acquiring Fund will not have any assets or liabilities or have carried on any business activities. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, $0.01 par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable by the Acquiring Trust;

       (j) Upon consummation of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and on the Closing Date will have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

       (k) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (l) The information to be furnished in writing by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

       (m) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except such as may be required under the Securities Act, the Exchange Act, the Investment Company Act and state securities laws;

       (n) The Acquiring Fund is a separate fund of the Acquiring Trust within the meaning of Section 851(g) of the Code.

       (o) The Acquiring Trust currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Trust currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the

Acquiring Trust. All advertising and sales material used by the Acquiring Trust complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Trust have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

       (p) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act;

       (q) For the taxable year that includes the Closing Date and for subsequent taxable periods, the Acquiring Trust reasonably expects that the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its Federal income tax under Section 852 of the Code; and

       (r) The tax representation certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.5 ("Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE FUNDS

   5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course of business and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Article 8 hereof), in each case payable either in cash or in additional shares.

   5.2 The Acquired Trust will call a special meeting of the Acquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

   5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Proxy Materials. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Proxy Materials in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

   5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

   5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund ("Statement of Assets and Liabilities") as of the Closing Date setting forth the NAV (as computed pursuant to Article 2) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

   5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

   5.9 From and after the date of this Agreement and until the Closing Date, each of the Trusts and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code and shall not take any position inconsistent with such treatment.

   5.10 From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

   5.11 The Acquired Fund shall prepare, or cause to be prepared, all Tax Returns of the Acquired Fund for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

   5.12 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, will use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

   5.13 The Acquired Trust, on behalf of the Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further actions as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Trust's title to and possession of the Acquiring Fund Shares to be delivered hereunder and
(b) the Acquiring Trust's title to and possession of all of the Acquired Assets and to otherwise carry out the intent and purpose of this Agreement.

   5.14 The Acquiring Trust, on behalf of the Acquiring Fund, will, from time to time, as and when reasonably requested by the Acquired Trust, execute and deliver or cause to be executed and delivered all such assumptions and other instruments and will take or cause to be taken such further actions as the Acquired Trust, on behalf of the Acquired Fund, may reasonably deem necessary or desirable in order to carry out the intent and purpose of this Agreement.

   5.15 The Acquiring Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act, the Investment Company Act and such of the state blue sky or securities laws as may be necessary in order to operate after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

       The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

   6.1 All representations and warranties by the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund, on or before the Closing Date. The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Assumed Liabilities and all such other agreements and instruments as the Acquired Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) such Acquired Fund's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Trust's assumption of the Assumed Liabilities and to otherwise carry out the intent and purpose of this Agreement.

   6.3 The Acquiring Trust shall have delivered to the Acquired Trust on the Closing Date a certificate of the Acquiring Trust, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the

Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Acquired Trust shall reasonably request;

   6.4 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by the Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

   6.5 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquiring Fund; and

   6.6 With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

       The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

   7.1 All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Acquired Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to
Section 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Trust's Treasurer or Assistant Treasurer. The Acquired Trust, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund's title to and possession of all the Acquired Assets and to otherwise carry out the intent and purpose of this Agreement. The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered all such assumptions and other instruments of transfer as the Acquired Trust may reasonably deem necessary or desirable in order to carry out the intent and purpose of this Agreement;

   7.3 The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the Acquired Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this
Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

   7.4 The Acquired Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquired Fund;

   7.5 The Board of Trustees of the Acquired Fund shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby;

   7.6 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

   7.7 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by the Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with Section 1.1.

8. FURTHER CONDITIONS PRECEDENT

       If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

   8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the Investment Company Act, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Section 8.1;

   8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

   8.4 The Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

   8.5 The parties shall have received the opinion of Wilmer Cutler Pickering Hale and Dorr LLP, dated the Closing Date, satisfactory to the Acquired Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

9. INDEMNIFICATION

   9.1 The Acquiring Trust, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Trust, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Trust (or the Acquiring Fund) is not
(i) in violation of applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

   9.2 The Acquired Trust, out of the Acquired Fund's assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Trust, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquired Trust (or the Acquired Fund) is not
(i) in violation of applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

   9.3 For avoidance of doubt, the foregoing indemnification obligations are expressly subject to the provisions of Section 15.5 of this Agreement.

10.BROKERAGE FEES AND EXPENSES

   10.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   10.2 The expenses relating to the Reorganization will be borne by E*TRADE Financial Corporation. The costs of the Reorganization shall include, but not be limited to, costs associated with preparing, printing and distributing the Registration Statement, the Proxy Statement, legal fees, accounting fees, securities registration fees and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11.ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   11.1 The Acquiring Trust and the Acquired Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Sections 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

   11.2 The covenants to be performed after the Closing by both the Acquiring Trust and the Acquired Trust, and the obligations of the Acquiring Trust, on behalf of the Acquiring Fund, in Section 9.1, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant thereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.TERMINATION

   12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

       (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

       (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

       (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

       (d) by resolution of the Acquired Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

       (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2006 or such other date as the parties may mutually agree upon in writing.

   12.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Acquired Trust or the Acquired Fund, or the trustees or officers of the Acquired Trust or the Acquiring Trust, but, subject to Section 10.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

13.AMENDMENTS

       This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Trust pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund
Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

14.NOTICES

       Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund at its address set forth in the first paragraph of this Agreement and the Acquiring Fund at its address set forth in the first paragraph of this Agreement.

15.HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   15.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   15.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 (Section) 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

   15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   15.5 It is expressly agreed that the obligations of the Acquiring Trust and the Acquired Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Declaration of Trust of the Acquired Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the Acquired Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Acquired Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Declaration of Trust of the Acquired Trust, respectively. The debts, liabilities, obligations, and expenses incurred, contracted for or otherwise existing with respect to any particular series of either the Acquired Trust or the Acquiring Trust, including without limitation the Acquired Fund and the Acquiring Fund, shall be enforceable against the assets of such series only, and not against the assets of any other series of the Acquired Trust or the Acquiring Trust, as applicable, or the Acquired Trust or the Acquiring Trust, as applicable, generally.

                               *   *   *   *   *

       IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                               E*TRADE Funds on behalf of its
                                      series,


By:    -----------------------------  By:    -----------------------------
Name:                                 Name:
Title:                                Title:

Attest:                               Kobren Insight Funds on behalf of
                                      its series,


By:    -----------------------------  By:    -----------------------------
Name:                                 Name:
Title:                                Title:

                          E*TRADE KOBREN GROWTH FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               October 10, 2006

       This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the combined proxy statement and prospectus dated October 10, 2006 (the "Proxy Statement/Prospectus"), concerning shares of E*TRADE Kobren Growth Fund, a newly created series of E*TRADE Funds, to be issued in exchange for shares of Kobren Growth Fund, a series of Kobren Insight Funds. Please retain this Statement of Additional Information for further reference.

       The Proxy Statement/Prospectus is available to you free of charge (please call 1-800-786-2575).

INTRODUCTION............................................................... 2

DOCUMENTS INCORPORATED BY REFERENCE........................................ 2

ADDITIONAL INFORMATION ABOUT THE FUND...................................... 3

FUND HISTORY............................................................... 3

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS...................... 3

MANAGEMENT OF THE FUND..................................................... 3

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................ 3

INVESTMENT ADVISORY AND OTHER SERVICES..................................... 3

PORTFOLIO MANAGERS......................................................... 3

BROKERAGE ALLOCATION AND OTHER PRACTICES................................... 3

CAPITAL STOCK AND OTHER SECURITIES......................................... 3

PURCHASE, REDEMPTION AND PRICING OF SHARES................................. 3

TAXATION OF THE FUND....................................................... 4

UNDERWRITERS............................................................... 4

CALCULATION OF PERFORMANCE DATA............................................ 4

FINANCIAL STATEMENTS....................................................... 4

                                 INTRODUCTION

This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement/Prospectus dated October 10, 2006 relating to the proposed reorganization of the Kobren Growth Fund with and into the E*TRADE Kobren Growth Fund (the "Fund").

The Proxy Statement/Prospectus is in connection with the solicitation by the management of Kobren Growth Fund of proxies to be voted at a special meeting of shareholders of Kobren Growth Fund to be held on November 10, 2006.

                      DOCUMENTS INCORPORATED BY REFERENCE

The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. E*TRADE Kobren Growth Fund's Statement of Additional Information (File Nos. 333-66807; 811-09093), as filed with the Securities and Exchange Commission on October 6, 2006 (Accession No. 0001193125-06-204533) is incorporated herein by reference.

2. Kobren Growth Fund's Statement of Additional Information, dated May 1, 2006 ("SAI") (File Nos. 333-12075; 811-07813), as filed with the Securities and Exchange Commission on April 28, 2006 (Accession No. 0000935069-06-001204) is incorporated herein by reference.

3. Kobren Growth Fund's Annual Report for the fiscal year ended December 31, 2005 (Nos. 333-12075; 811-07813), as filed with the Securities and Exchange Commission on February 27, 2006 (Accession No. 0000935069-06-000453) is incorporated herein by reference.

4.  Kobren Growth Fund's Semi-Annual Report for the reporting period ended
    June 30, 2006 (Nos. 333-12075; 811-07813), as filed with the Securities and Exchange Commission on August 29, 2006 (Accession No. 0000935069-06-002423) is incorporated herein by reference.

                         ADDITIONAL INFORMATION ABOUT
                          E*TRADE KOBREN GROWTH FUND

       FUND HISTORY

       For additional information about the Fund generally and its history, see "History of the Fund" in the Fund's SAI.

       DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

       For additional information about the Fund's classification, investment objective, policies, risks, restrictions and portfolio holdings, see "History of the Fund," "Further Information About Investment Strategies and Risks" and "Disclosure of Portfolio Holdings" in the Fund's SAI.

       MANAGEMENT OF THE FUND

       For additional information about the Fund's Board of Trustees and officers, see "Trustees and Officers" in the Fund's SAI.

       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

       For addition information on share ownership of the Fund, see "Control Persons and Principal Holders of Securities" in the Fund's SAI.

       INVESTMENT ADVISORY AND OTHER SERVICES

       For additional information on the investment advisory and other services provided to the Fund, see "Investment Adviser," "Investment Subadviser," "Administrator," "Principal Underwriter," "Expense Limitation Agreement," "Sub-Administrator, Transfer Agent and Dividend Paying Agent and Custodian" and "Independent Registered Public Accounting Firm" in the Fund's SAI.

       PORTFOLIO MANAGERS

       For additional information on the Fund's portfolio managers, see "Portfolio Managers" in the Fund's SAI.

       BROKERAGE ALLOCATION AND OTHER PRACTICES

       For additional information about the Fund's brokerage allocation practices, see "Portfolio Transactions" in the Fund's SAI.

       CAPITAL STOCK AND OTHER SECURITIES

       For additional information about the voting rights and other characteristics of shares of beneficial interest of the Fund, see "Proxy Voting Policies and Procedures" in the Fund's SAI.

       PURCHASE, REDEMPTION AND PRICING OF SHARES

       For additional information about purchase, redemption and pricing of shares of the Fund, see "Purchase, Redemption and Determination of Net Asset Value" and "In-Kind Redemptions" in the Fund's SAI.

       TAXATION OF THE FUND

       For additional information about tax matters related to an investment in the Fund, see "Dividends, Distributions and Taxes" in the Fund's SAI.

       UNDERWRITERS

       For additional information about the Fund's principal underwriter, see "Principal Underwriter" in the Fund's SAI.

       CALCULATION OF PERFORMANCE DATA

       For additional information about the investment performance of the Fund, see "Performance Information" in the Fund's SAI.

       FINANCIAL STATEMENTS

       For additional information on the financial statements of the Fund, see "Financial Statements" in the Fund's SAI.

                             Kobren Insight Funds
                               20 William Street
                     Wellesley Hills, Massachusetts 02481
                                (800) 895-9936

                                                               October 10, 2006

Dear Shareholder:

I am writing to ask for your vote on an important matter concerning your investment in the Delphi Value Fund (your "fund"). The Trustees of Kobren Insight Funds ("Trust") are recommending that you approve an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement") providing for a reorganization ("Reorganization") of your fund into E*TRADE Delphi Value Fund ("Acquiring Fund"), a newly created series of E*TRADE Funds with the same investment objective, investment strategies, policies, and restrictions as your fund. If shareholders of your fund approve the Reorganization Agreement, you will receive shares of the Acquiring Fund equal in value to the value of your shares of your fund on the closing date of the Reorganization. Upon the closing of the Reorganization, you will become a shareholder of the Acquiring Fund and your fund will be liquidated.

Your fund will hold a special meeting of shareholders on November 10, 2006 at 2:00 p.m., Eastern Time, at the offices of the Trust, 20 William Street, Wellesley Hills, Massachusetts 02481 ("Meeting"). At the Meeting, you will be asked to approve the Reorganization Agreement which sets forth the terms and conditions of the Reorganization. You should read the enclosed combined proxy statement and prospectus ("Proxy Statement/Prospectus"), which contains more detailed information about the Reorganization.

The Board of Trustees of the Trust unanimously recommends that you vote to approve the Reorganization Agreement.

The Trustees believe that the Reorganization offers you potential benefits, including those detailed below.

Same Investment Program

The Acquiring Fund's investment objective, policies and strategies are identical in all material respects to those of your fund. The Acquiring Fund was newly created for the Reorganization.

Same Portfolio Manager

The Acquiring Fund will have the same portfolio manager as your fund. Although E*TRADE Asset Management, Inc. ("ETAM") will serve as the Acquiring Fund's investment adviser, your fund's investment subadviser, Delphi Management, Inc. ("Delphi"), will continue to serve as investment subadviser to the Acquiring Fund, and your fund's portfolio manager will continue to make the daily investment decisions for the Acquiring Fund.

Similar Expense Caps

The Acquiring Fund will benefit from a contractual fee waiver until at least April 30, 2008 that will limit the total operating expense ratios of Acquiring Fund's retail class and institutional class to 1.75% and 1.50%, respectively, of the Acquiring Fund's average daily net assets attributable to its retail class and the institutional class, which is identical in structure and amount to the current voluntary expense limitations of your fund for its retail and institutional classes. The combined advisory fee rate and administrative fee rate of 1.00% charged by ETAM for its services to the Acquiring Fund is the same as the current advisory fee rate of 1.00% charged by KIM for managing the retail and institutional classes, respectively, of your fund. ETAM is responsible for paying Delphi for its subadvisory services to the Acquiring Fund out of its investment advisory fees. The subadvisory fees are not paid by the Acquiring Fund. For the fiscal year ended December 31, 2005, your fund's operating expenses were below your fund's expense limitation.

Tax-Free Transaction

For federal income tax purposes, the Reorganization is intended to be a tax-free transaction for your fund and its shareholders.

No Transaction Charges; Reorganization Expenses Borne By E*TRADE FINANCIAL Corporation

No fees or other charges will be imposed by your fund or the Acquiring Fund in connection with the Reorganization. In addition, the expenses of the Reorganization will be borne by E*TRADE FINANCIAL Corporation, the parent company of ETAM and Kobren Insight Management, Inc. ("KIM").

Shareholder Services

You will have substantially the same shareholder services as a shareholder of the Acquiring Fund.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY RETURNING YOUR PROXY CARD TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU ALSO MAY VOTE YOUR PROXY BY A TOLL-FREE PHONE CALL, BY VOTING ON-LINE OR BY FAX, AS INDICATED ON THE ENCLOSED PROXY CARD.

The formal Notice of the Special Meeting, the Proxy Statement/Prospectus, and proxy card is enclosed. The terms of the Reorganization and the reasons for the Board of Trustees' recommendation are discussed in greater detail in the enclosed materials, which you should read carefully. If you have any questions about the Reorganization, please do not hesitate to contact your fund at
(800) 895-9936. Whether or not you expect to attend the Meeting, it is important that your shares be represented. Therefore, I urge you to vote FOR the Reorganization Agreement.

Sincerely,

/s/ Eric M. Kobren
-------------------------
Eric M. Kobren
President and Chairman

                              Questions & Answers
                              for Shareholders of
                               Delphi Value Fund

   While we recommend that you read the entire combined proxy statement and prospectus ("Proxy Statement/Prospectus"), for your convenience, we have provided answers to some of the most frequently asked questions and a brief summary of the issues to be voted on by shareholders.

   Q. Why am I receiving the Proxy Statement/Prospectus?

   A. The Proxy Statement/Prospectus is being provided to shareholders of Delphi Value Fund (your "fund") to request their approval of an Agreement and Plan of Reorganization and Redomiciliation (the "Reorganization Agreement") providing for the reorganization (the "Reorganization") of your fund into E*TRADE Delphi Value Fund (the "Acquiring Fund"), a newly created series of E*TRADE Funds. A detailed explanation of the terms of the Reorganization is provided in the enclosed Proxy Statement/Prospectus.

   Q. Why are the Trustees of our fund recommending the Reorganization of our fund into the Acquiring Fund?

   A. The Board of Trustees has determined that the Reorganization is in the best interests of the shareholders of your fund. In approving the Reorganization, the Board of Trustees took into consideration that:

   . the Acquiring Fund's investment objective, policies and strategies are identical in all material respects to those of your fund.

   . shareholders of your fund will enjoy continuity of portfolio management because the Acquiring Fund will have the same portfolio manager as your fund. Although E*TRADE Asset Management, Inc. ("ETAM") will serve as the Acquiring Fund's investment adviser, your fund's investment subadviser, Delphi Management, Inc. ("Delphi"), will continue to serve as investment subadviser to the Acquiring Fund, and your fund's portfolio manager will continue to make the daily investment decisions for the Acquiring Fund.

   .   as a result of a contractual fee waiver effective through at least
       April 30, 2008 for the Acquiring Fund which would limit the total operating expense ratios of the Acquiring Fund's retail class and institutional class to 1.75% and 1.50%, respectively, of the Acquiring Fund's average daily net assets attributable to its retail class and the institutional class, the Acquiring Fund will have the contractual expense caps at the same percentages as are currently voluntarily in place for your fund. In addition, the combined administrative fee rate and advisory fee rate of the Acquiring Fund will be identical to the current advisory fee rate paid by your fund. The Acquiring Fund's investment adviser will pay out of its investment advisory fee the investment subadvisory fees charged by Delphi and the Acquiring Fund will not be making any payments to Delphi. For the fiscal year ended December 31, 2005, your fund's operating expenses were below your fund's voluntary expense limitation.

   . although Delphi will manage the assets of the Acquiring Fund as its subadviser, ETAM will oversee the Acquiring Fund's operations. Your fund will benefit from ETAM's experience and resources in managing mutual funds. Currently, ETAM provides similar services to four other mutual funds, all of which employ a subadviser.

   . for federal income tax purposes, the Reorganization is intended to be a tax-free transaction for your fund and its shareholders.

   . the expenses of the Reorganization will be borne in their entirety by E*TRADE FINANCIAL Corporation, the parent company of ETAM and Kobren Insight Management, Inc. ("KIM").

   . you will have substantially the same shareholder services as a shareholder of the Acquiring Fund.

   The Board of Trustees of E*TRADE Funds has also approved the Reorganization. That Board took into consideration:

   . the compatibility of the contemplated investment objectives, policies and restrictions of the Acquiring Fund with your fund;

   . any direct or indirect costs to be incurred by E*TRADE Funds and its shareholders with respect to the Reorganization;

   . the effect of the Reorganization on the annual expense ratios of each series of the E*TRADE Funds; and

   . any direct or indirect federal income tax consequences of the Reorganization Transaction on the Trust or its shareholders.

and determined that the Reorganization was in the best interests of E*TRADE Funds and that the consummation of the Reorganization would not dilute the interests of E*TRADE Funds or the Acquiring Funds.

   Q. How is your fund proposed to be reorganized?

   A. The Trustees of Kobren Insight Funds (the "Kobren Trust") are recommending that you approve the Reorganization Agreement providing for the Reorganization of your fund into the Acquiring Fund. If shareholders of your fund approve the Reorganization Agreement, you will receive shares of the Acquiring Fund (which has the same investment objective, policies, and restrictions as your fund) equal in value to the value of your shares of your fund on the closing date of the Reorganization. Upon the closing of the Reorganization, you will become a shareholder of the Acquiring Fund and your fund will be liquidated.

   Q. What is the anticipated timing of the Reorganization?

   A. The meeting of shareholders to consider the proposal is scheduled to occur on November 10, 2006 ("Meeting"). If the necessary approval is obtained, the closing of the Reorganization will likely occur on or about November 20, 2006.

   Q. Who will receive the Proxy Statement/Prospectus?

   A. The Proxy Statement/Prospectus will be mailed to all persons and entities that hold shares of record in your fund on or about the "record date," September 25, 2006.

   Q. How do the Trustees of the Kobren Trust suggest that I vote?

   A. After careful consideration of the proposed Reorganization, the Trustees of the Kobren Trust unanimously recommend that you vote "FOR" the Reorganization Agreement.

   Q. Who is paying the expenses related to the proxy and shareholder meetings?

   A. E*TRADE FINANCIAL Corporation, the parent company of ETAM and KIM, has agreed to pay the expenses related to the proposed Reorganization.

   Q. Will my vote make a difference?

   A. Yes. Your vote is needed to ensure that the Reorganization can be acted upon. Your immediate response to the enclosed proxy card will lessen the need for any further solicitations for a shareholder vote.

   Q. How can I vote my shares?

   A. You may vote by proxy by Internet, telephone, fax or mail. To vote by touch-tone phone, Internet or fax, follow the instructions located on the front of your proxy card. If you vote by mail, please indicate your voting instructions on the enclosed proxy card, date and sign the card and return it in the postage-paid envelope provided, which needs no postage if mailed within the United States. You may also vote your shares by attending the special Meeting and voting your shares in person at the Meeting.

   Q. Where do I mail my proxy card?

   A. You may use the enclosed postage-paid envelope, or mail your proxy card to:

          Proxy Tabulator
          The Altman Group
          60 42nd Street
          New York, NY 10165

   Q. Whom can I call if I have questions?

   A. We will be happy to answer your questions about the proxy solicitation. Simply call us at (800) 895-9936 between the business hours of 9:00 a.m. and 8:00 p.m. Eastern Time, Monday through Friday.

                               DELPHI VALUE FUND
                               20 William Street
                     Wellesley Hills, Massachusetts 02481
                                (800) 895-9936

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                               November 10, 2006

   A special meeting ("Meeting") of shareholders of Kobren Growth Fund (your "fund") will be held at the offices of your fund at 20 William Street, Wellesley Hills, Massachusetts on November 10, 2006, at 2:00 p.m., Eastern Time, to consider the following:

   1. A proposal to approve an Agreement and Plan of Reorganization and Redomiciliation between your fund and E*TRADE Delphi Value Fund ("Acquiring Fund"), a newly created series of E*TRADE Funds with the same investment objective, investment strategies, policies and restrictions as your fund. Under this Agreement and Plan of Reorganization and Redomiciliation, your fund will transfer all of its assets to the Acquiring Fund and the Acquiring Fund will assume all of your fund's liabilities in exchange for retail class and institutional class shares of the Acquiring Fund. The value of the retail class and institutional class shares of the Acquiring Fund that will be distributed to your fund's retail class and institutional class shareholders in accordance with Agreement and Plan of Reorganization and Redomiciliation will be equal in value to such shares of your fund they held on the closing date of the reorganization. Following the closing date of the reorganization, your fund will be dissolved. E*TRADE Asset Management, Inc. will serve as investment adviser to the Acquiring Fund and your fund's current investment sub-adviser will serve as sub-adviser to the Acquiring Fund.

   2. Any other business that may properly come before the Meeting.

   YOUR TRUSTEES RECOMMEND THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

   Shareholders of record as of the close of business on September 25, 2006 are entitled to vote at the Meeting and any adjournments.

                                              By Order of the Board of Trustees,

                                              Eric J. Godes
                                              ----------------------------------
                                              Secretary

October 10, 2006

   WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY. If shareholders do not return their proxies in sufficient numbers, your fund may be required to make additional solicitations.

                              PROXY STATEMENT OF
                               DELPHI VALUE FUND

                               20 William Street
                     Wellesley Hills, Massachusetts 02481
                                (800) 895-9936

                                PROSPECTUS FOR
                           E*TRADE DELPHI VALUE FUND

                              4500 Bohannon Drive
                             Menlo Park, CA 94025
                                (800) 786-2575

   This combined proxy statement and prospectus ("Proxy Statement/Prospectus") is being furnished to shareholders of Delphi Value Fund (your "fund") in connection with the proposal to reorganize ("Reorganization") your fund into E*TRADE Delphi Value Fund ("Acquiring Fund"), a newly created series of E*TRADE Funds, pursuant to the terms of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement").

   Your fund is a series of Kobren Insight Funds ("Kobren Trust"), a Massachusetts business trust registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Kobren Insight Management, Inc. ("KIM") currently serves as your fund's investment adviser and Delphi Management, Inc. ("Delphi") currently serves as your fund's investment sub-adviser responsible for managing your fund's portfolio. The Acquiring Fund is a newly created series of E*TRADE Funds ("E*TRADE Trust"), a Delaware statutory trust registered with the SEC as an open-end management investment company. The Acquiring Fund has the same investment objective, investment strategies, policies and restrictions as your fund. E*TRADE Asset Management, Inc. ("ETAM") will serve as the Acquiring Fund's investment adviser and Delphi will serve as the Acquiring Fund's investment sub-adviser responsible for managing the Acquiring Fund's portfolio. KIM and ETAM are wholly-owned subsidiaries of E*TRADE FINANCIAL Corporation ("E*TRADE FINANCIAL").

   Your fund will hold a special meeting of shareholders ("Meeting") on November 10, 2006 at 2:00 p.m., Eastern Time, at its offices at 20 William Street, Wellesley Hills, Massachusetts 02481. If shareholders of your fund approve the Reorganization, you will receive shares of the Acquiring Fund. As part of the Reorganization, the Acquiring Fund will acquire all of your fund's assets and assume all of your fund's liabilities. The value of the retail class and institutional class shares of the Acquiring Fund that will be distributed to your fund's retail class and institutional class shareholders, as applicable, in accordance with the Reorganization Agreement will be equal in value to such shares of your fund they held on the closing date of the reorganization. Following the closing of the Reorganization, your fund will be dissolved. If approved by your fund's shareholders, the Reorganization is expected close on or about November 20, 2006. E*TRADE FINANCIAL has agreed to pay all of the expenses related to the Reorganization.

   The Board of Trustees of the Kobren Trust ("Kobren Board") determined that the Reorganization is in the best interests of your fund and its shareholders, and that the interests of your fund's shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund.

   The Kobren Board unanimously recommends that shareholders of your fund approve the Reorganization Agreement.

   This Proxy Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before voting on the proposed Reorganization. It is both your fund's proxy statement for the Meeting and a prospectus for the Acquiring Fund.

   Additional information is set forth in the Statement of Additional Information dated October 10, 2006 relating to this Proxy Statement/Prospectus, which has been filed with the SEC and is incorporated herein by this reference. Additional information is also set forth in the prospectus for your fund, dated May 1, 2006, which you have previously received and is incorporated herein by this reference. Additional information relating to your fund is also contained in your fund's Statement of Additional Information, dated May 1, 2006, and your fund's Annual and Semiannual Reports to Shareholders, dated December 31, 2005 and August 31, 2006, respectively, which have been filed with the SEC and which you should have also previously received and are incorporated herein by this reference. You can obtain a free copy of any of the above documents upon written request or by calling the Kobren Trust at
(800) 895-9936. Each of these documents is also available on the SEC's website at www.sec.gov.

   This Proxy Statement/Prospectus is expected to be first sent to shareholders on or about October 10, 2006.

   An investment in your fund or the Acquiring Fund (sometimes referred to together herein as the "funds") is not a deposit of E*TRADE Bank or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. An investment in either fund involves investment risks, including possible loss of principal.

   The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

   The date of this Proxy Statement/Prospectus is October 10, 2006.

                               TABLE OF CONTENTS

Summary....................................................................  1

More About The Funds' Strategies And Investments...........................  7

The Reorganization......................................................... 14

Comparative Information About The Organization Of Your Fund And The
  Acquiring Company........................................................ 18

Voting Matters............................................................. 19

Comparison Of Delaware Statutory Trust And Massachusetts Business Trust.... 22

Miscellaneous.............................................................. 23

Exhibit A--Form Of Agreement And Plan Of Reorganization And................ 53

                            PROPOSAL TO REORGANIZE
                               DELPHI VALUE FUND
                                     INTO
                           E*TRADE DELPHI VALUE FUND

                                    SUMMARY

Proxy Solicitation

   This Proxy Statement/Prospectus is being used by the Kobren Board to solicit proxies to be voted at the Meeting of your fund's shareholders. The purpose of the Meeting is to seek your approval of the Reorganization Agreement providing for the proposed Reorganization of your fund with and into the Acquiring Fund. You should read carefully the entire Proxy Statement/Prospectus, including Exhibit A, which includes additional information that is not included in this summary and is a part of this Proxy Statement/Prospectus. The form of Reorganization Agreement is attached as Exhibit A.

   It is expected that the solicitation of proxies will be primarily by mail. However, your fund's officers, investment adviser, administrators and transfer agent, as well as their affiliates, may also solicit proxies by telephone, facsimile or the Internet. If your fund records votes by telephone or through the Internet, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their identities have been properly recorded. Your fund has engaged The Altman Group, Inc., an independent proxy solicitation firm, to assist in soliciting proxies. The cost of The Altman Group, Inc.'s solicitation services with respect to the fund is estimated to be $6,580, plus reasonable out-of-pocket expenses. The cost of the solicitor's services will be borne by E*TRADE FINANCIAL.

   If you vote by mail, please complete, date, sign and promptly return the enclosed proxy card in the accompanying postage-paid envelope. If you vote through the Internet or by telephone, please use the control number on your proxy card and follow the instructions as described on the proxy card. If you have any questions regarding the enclosed materials, please contact your fund at (800) 895-9936.

   Shareholders of record as of the close of business on September 25, 2006 are entitled to attend and vote at the meeting or any adjournment of the Meeting. Each share is entitled to one vote. If the enclosed proxy card is properly executed and received prior to the Meeting, the shares represented thereby will be voted in accordance with the instructions marked on the returned proxy card. If the proxy card is properly executed but no instructions are marked on the returned proxy card, the proxy will be voted FOR the Reorganization Agreement, and in the discretion of the persons named as proxies, in connection with any other matter that may properly come before the Meeting.

The Reorganization and the Reorganization Agreement

   The Kobren Board has approved the Reorganization Agreement, which provides for the reorganization of your fund into the newly created Acquiring Fund, which has the same investment objective, investment strategies, policies and restrictions as your fund. The Kobren Board has concluded that the Reorganization is in the best interests of your fund and that interests of the shareholders of your fund will not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of the E*TRADE Trust has concluded that the Reorganization is in the best interests of the Acquiring Fund and that interests of the shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

   Under the Reorganization Agreement, your fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the Acquiring Fund will assume all of the liabilities of your fund. If shareholders of your fund approve the Reorganization Agreement, you will receive shares of the Acquiring Fund equal in value to the value of your shares of your fund on the closing date of the Reorganization. Following the closing of the Reorganization, your fund will then be dissolved. E*TRADE FINANCIAL has agreed to pay for all of the expenses of the Reorganization.

   The implementation of the Reorganization is subject to a number of conditions set forth in the Reorganization Agreement, including approval of the Reorganization Agreement by the shareholders of your fund. Among the other significant conditions is the receipt by your fund of an opinion of counsel to the effect that the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund for federal income tax purposes as described further below. This description of the Reorganization is qualified by reference to the full text of the form of Reorganization Agreement, which is attached as Exhibit A.

Comparison of Your Fund to the Acquiring Fund

   The following is a summary of more complete information appearing later in this Proxy Statement/Prospectus. In the table below, if a row extends across the entire table, the policy disclosed applies to both funds. Please see "Principal Risks of Investing," which appears after the table below, for a description of the risks of investing in the funds.

                           Delphi Value Fund        E*TRADE Delphi Value Fund
                              (Your fund)               (Acquiring Fund)
                      ---------------------------- ---------------------------

Corporate structure   A diversified series of      A newly created,
                      Kobren Insight Funds, an     diversified series of
                      open-end management          E*TRADE Funds, an open-end
                      investment company           management investment
                      organized as a               company organized as a
                      Massachusetts business       Delaware statutory trust.
                      trust.

Net assets as of      Approximately $132.7 million None. Acquiring Fund is a
August 31, 2006                                    newly created series of the
                                                   E*TRADE Trust and does not
                                                   expect to commence
                                                   investment operations until
                                                   the Reorganization closes.

Investment adviser,   Investment Adviser: Kobren   Investment Adviser: E*TRADE
sub-adviser and       Insight Management, Inc.     Asset Management, Inc.
portfolio manager     ("KIM")                      ("ETAM")

                      Investment Sub-adviser:      Investment Sub-adviser:
                      Delphi Management, Inc.      Delphi
                      ("Delphi")

                      Portfolio Manager:

                      Day-to-day management of your fund's portfolio is, and the Acquiring Fund's portfolio will be, the responsibility of Scott M. Black. Mr. Black has been your fund's portfolio manager since its inception. Mr. Black is and has been the President and controlling shareholder of Delphi since 1983. Since 1980, Delphi (and its predecessor firm) has limited its management services to institutional investors, including pensions, endowments and high net worth individuals.

Investment objective  Each fund seeks long-term growth of capital.

Principal investments .   Each fund invests at least 65% of its assets in
                          equity securities of U.S. companies. Each fund may invest in a mix of large, medium and small capitalization companies. Each fund may invest up to 35% of its assets in securities of foreign issuers, including emerging market issuers.

                      . Equity securities include exchange-traded and over-the-counter ("OTC") common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

                           Delphi Value Fund         E*TRADE Delphi Value Fund
                              (Your fund)                (Acquiring Fund)
                      ---------------------------   ---------------------------

Investment strategy   In selecting stocks for each fund's portfolio, Delphi
                      follows a strict value discipline evaluating each company on its own merits.

                      1. Delphi uses a quantitative model to identify attractive companies that have one or more of the following characteristics:

                      .   At least a 15% return on equity

                      .   Low debt to equity ratios

                      . Sound financial conditions and conservative accounting practices

                      .   Good businesses with sustainable franchises

                      2. Delphi's quantitative model also considers revenues, earnings and free cash flow levels.

                      In addition to the quantitative model:

                      . Delphi utilizes in-person visits or discussions with company management before investing in a company.

                      . Delphi looks for management that is capable and candid about problems and that has a viable strategic plan.

                      . Delphi selects for each fund's portfolio attractive companies that appear to be undervalued by the stock market. The measures of value used by the manager include price to earnings multiples, cash flow multiples and low price-to- liquidation values. These companies may be temporarily out of favor or not closely followed by investors.

                      .   Delphi does not attempt to "time the market."

Advisory,             Your fund pays KIM a          The Acquiring Fund pays
Sub-advisory and      monthly advisory fee at the   ETAM a monthly advisory fee
Administration Fees   annual rate of 1.00% of       at the annual rate of 0.85%
                      your fund's average daily     of the Acquiring Fund's
                      net assets. KIM pays Delphi   average daily net assets.
                      a monthly sub-advisory fee    ETAM pays Delphi a monthly
                      at the annual rate of 0.50%   sub-advisory fee at the
                      of your fund's average        annual rate of 0.50% of the
                      daily net assets.             Acquiring Fund's average
                                                    daily net assets.
                      PFPC, Inc. ("PFPC") serves
                      as administrator for your     ETAM serves as
                      fund. Your fund pays PFPC a   administrator for the
                      monthly administrative        Acquiring Fund. The
                      services fee at the annual    Acquiring Fund pays ETAM a
                      rate set forth below as a     monthly administrative
                      percentage of the average     services fee equal to 0.15%
                      daily net assets of your      of the average daily net
                      fund (subject to a $72,785    assets of the Acquiring
                      annual minimum), plus an      Fund. In addition, PFPC
                      additional $5,391 per class   serves as sub-administrator
                      beyond the first class:       for the Acquiring Fund. The
                                                    Acquiring Fund pays PFPC a
                      Percentage of                 monthly sub-administrative
                      Average Daily Net Assets      services fee at a rate that
                                                    is lower than the rate paid
                      0.0706%  Up to $100 million   by your fund.

                      0.0523%  $100 million to
                      $200 million

                      0.0367%  Over $200 million

                           Delphi Value Fund         E*TRADE Delphi Value Fund
                              (Your fund)                (Acquiring Fund)
                      ---------------------------   ---------------------------

Expense Caps          KIM has voluntarily agreed    ETAM has contractually
                      to limit your fund's total    agreed to limit the
                      annual operating expense      Acquiring Fund's total
                      ratios to 1.75% and 1.50%     expense ratios to 1.75% and
                      of your fund's average        1.50% of the Acquiring
                      daily net assets              Fund's average daily net
                      attributable to its retail    assets attributable to its
                      class and the institutional   retail class and the
                      class, respectively. This     institutional class,
                      expense cap does not apply    respectively. This expense
                      to brokerage commissions,     cap does not apply to
                      taxes, interest and           brokerage commissions,
                      litigation, indemnification   taxes, interest and
                      and other extraordinary       litigation, indemnification
                      expenses and can be revoked   and other extraordinary
                      at any time at the            expenses. This contractual
                      discretion of KIM.            expense limit is through at
                                                    least April 30, 2008.
                      For the fiscal year ended
                      December 31, 2005, your       For the fiscal year ending
                      fund's total annual           December 31, 2006, the
                      operating expense ratios      Acquiring Fund's estimated
                      for its retail class and      total annual operating
                      institutional class were      expense ratios are 1.50%
                      1.57% and 1.28%,              and 1.21%, respectively, of
                      respectively, and below       the retail class and the
                      their respective expense      institutional classes'
                      caps.                         average daily net assets,
                                                    and below their respective
                                                    expense caps.

Buying shares         Individuals, institutions, companies and authorized
                      fiduciaries may buy shares of each fund without a sales charge at its net asset value ("NAV") next calculated after the order has been received in proper form.

Exchanging shares     You may exchange shares of    You may exchange shares of
                      your fund for shares of       the Acquiring Fund for
                      Kobren Growth Fund at the     shares of E*TRADE Kobren
                      NAV of the fund next          Growth Fund (Kobren Growth
                      determined after receipt of   Fund, a series of the
                      your exchange request.        Kobren Trust, is the
                      Exchanges must meet the       subject of a proposal to
                      applicable minimum initial    reorganize with and into
                      investment requirements for   E*TRADE Kobren Growth Fund)
                      Kobren Growth Fund.           at the NAV of the fund next
                                                    determined after receipt of
                                                    your exchange request.
                                                    Exchanges must meet the
                                                    applicable minimum initial
                                                    investment requirements of
                                                    E*TRADE Kobren Growth Fund.
                                                    Exchanges are not be
                                                    permitted between E*TRADE
                                                    Delphi Value Fund and any
                                                    other series of the E*TRADE
                                                    Trust.

                        Delphi Value Fund (Your      E*TRADE Delphi Value Fund
                                 fund)                   (Acquiring Fund)
                      ---------------------------   ---------------------------
                      To protect other              To protect other
                      shareholders of the funds,    shareholders of the funds,
                      each fund may cancel the      each fund may cancel the
                      exchange privileges of any    exchange privileges of any
                      person that, in the opinion   person that, in the opinion
                      of the respective fund, is    of the respective fund, is
                      using market timing           using market timing
                      strategies or making more     strategies or making more
                      than four exchanges per       than four exchanges per
                      owner or controlling person   owner or controlling person
                      per calendar year. Each       per calendar year. Each
                      fund will cancel the          fund will cancel the
                      exchange privileges of any    exchange privileges of any
                      investor who, in the          investor who, in the
                      opinion of each fund, is      opinion of each fund, is
                      using market timing           using market timing
                      strategies or makes more      strategies or makes more
                      than two redemptions out of   than two redemptions out of
                      each fund within 30 days of   each fund of $10,000 or
                      a purchase, including an      more within 60 days of a
                      exchange. Each fund may       purchase including an
                      also close the accounts of    exchange. Each fund may
                      shareholders whose exchange   also close the accounts of
                      privilege has been            shareholders whose exchange
                      cancelled.                    privilege has been
                                                    cancelled.

Redemptions           Shares of each fund are sold at the NAV per share next
                      calculated after the fund receives your request in good order.

                      You may sell your shares by contacting the relevant fund directly in writing or by telephone, through the use of a systematic withdrawal plan, or by contacting a financial intermediary (e.g., broker-dealer or fund network) as described in each fund's prospectus.

Federal Income Tax    For federal income tax purposes, the Reorganization will
Consequences          not result in income, gain or loss being recognized by
                      your fund, the Acquiring Fund or the shareholders of your fund. For further information see "Federal Income
                      Tax Consequences" below.

Investment Objective and Investment Strategies

   The investment objective and investment strategies of your fund and the Acquiring Fund are identical, as described in the comparison chart above. Each fund's investment objective may be changed by its respective Board without shareholder approval. For information about each fund's investment objective and investment strategies, please refer to the comparison chart above.

Principal Risks of Investing

   Because each fund has the same investment objective, investment strategies, policies and restrictions, the funds are subject to the same principal risks. You could lose money on your investment in either fund or not make as much as if you invested elsewhere if:

   .   the U.S. or a foreign stock market goes down.

   . the market favors growth stocks over value stocks or favors companies at a particular capitalization level.

   . prices of either fund's investments in small-capitalization companies experience sharper declines in market values because they tend to have limited resources, and these securities are more difficult to sell than investments in mid- to large-capitalization companies.

   . an adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by the fund.

   . prices of either fund's investments in foreign securities go down because of unfavorable foreign currency exchange rates, foreign government actions, political instability or the absence of accurate information about foreign issuers. These risks are more severe for securities of issuers in emerging market countries.

   . the manager's judgments about the attractiveness, value and potential appreciation of a particular company's stock proves to be incorrect.

Fees and Expenses of each Fund

   The following table compares (i) the fees and expenses for your fund as of December 31, 2005 and (ii) the estimated annualized pro forma fees and expenses for the Acquiring Fund for the fiscal year ending December 31, 2006, based upon fee arrangements that will be in place for the Acquiring Fund upon the consummation of the Reorganization.

   The table enables you to compare the fees and expense of your fund and the anticipated fees and expense of the Acquiring Fund in order to understand the fees and expenses to which a shareholder in the Acquiring Fund would be subject if the Reorganization is completed. The table does not reflect any charges that may be imposed by institutions directly on their customer accounts in connection with investments in either fund. Pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated expenses but actual expenses may be greater or less than those shown.

                                                             Pro Forma
                                                          E*TRADE Delphi
                             Delphi Value Fund              Value Fund
                                (Your fund)              (Acquiring Fund)
                         --------------------       ---------------------
                         Retail      Institutional  Retail       Institutional
                          Class          Class       Class           Class
                         ------      -------------  ------       -------------
 Shareholder Fees
 (fees paid directly
 from your investment)
 ---------------------
 Maximum sales charge
   (load) imposed on
   purchases............  None           None        None            None
 Maximum deferred sales
   charge (load)........  None           None        None            None
 Redemption fee.........  None           None        None            None
 Exchange fee...........  None           None        None            None

 Annual Fund Operating
 Expenses
 (expenses that are
 deducted from fund
 assets)
 ---------------------
 Management fees........  1.00%          1.00%       0.85%           0.85%
 Distribution (12b-1)
   and/or service fees..  0.25%          None        0.25%           None
 Other expenses.........  0.32%          0.28%       0.40%           0.36%
 Total annual fund
   operating expenses...  1.57%/(1)/     1.28%/(1)/  1.50% /(2)/     1.21%/(2)/
--------
(1) Your fund currently benefits from a voluntary agreement by your fund's adviser, KIM, to cap the expenses of your fund. Since this expense cap is voluntary, and subject to the sole discretion of KIM, it can be discontinued at any time. Under KIM's voluntary expense cap, KIM will waive or limit its fees and assume other expenses of your fund so that, on an annualized basis, the net annual fund operating expenses of the retail class and the institutional class of your fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and extraordinary fees and expenses not incurred in the ordinary course of business) do not exceed 1.75% and 1.50%, respectively, of such classes' average daily net assets. For the most recent fiscal year ended December 31, 2005, the total annual operating expense ratios of your fund's retail class and institutional class were below these limitations of 1.75 and 1.50%, respectively.
(2) The Acquiring Fund benefits from a contractual agreement by the Acquiring Fund's adviser, ETAM, to cap the expenses of the Acquiring Fund. This expense limitation agreement with respect to the Acquiring Fund will continue through at least April 30, 2008. There is no guarantee that the expense limitation agreement will continue after April 30, 2008. Under the expense limitation agreement for the Acquiring Fund, ETAM will waive or limit its fees and assume other expenses of the Acquiring Fund so that, on an annualized basis, the net annual fund operating expenses of the retail class and the institutional class of the Acquiring Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and extraordinary fees and expenses not incurred in the ordinary course of business) do not exceed 1.75% and 1.50%, respectively, of such classes' average daily net assets. As described more fully in the section of this Proxy Statement/Prospectus titled "Investment Advisory Services and Investment Advisory Agreement - Expense Limitation Agreement," the Acquiring Fund may at a later date reimburse ETAM for the fees it waived or limited and other expenses assumed and paid by ETAM pursuant to the expense limitation agreement provided that, among other things, the Acquiring Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratios of the Acquiring Fund's retail class and institutional class to exceed 1.75% and 1.50%, respectively, and the Board of Trustees of the E*TRADE Trust has approved in advance such reimbursement payment to ETAM. For the fiscal year ending December 31, 2006, the estimated total annual operating expense ratios of the Acquiring Fund's retail class and institutional class are expected to be below their respective expense caps.

Example

   This example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.

   This example assumes that:

   .   You invest $10,000 in the fund for the time periods indicated;

   .   Your investment has a 5% return each year;

   .   The fund's gross operating expenses remain the same; and

   .   You redeem your investment at the end of each period.

   Although your actual costs may be higher or lower, under these assumptions your costs prior to reductions would be:

                                                          1     3     5    10
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
 Delphi Value Fund (Your fund)
                   ___________
    Retail Class........................................ 160   496   855  1,867
    Institutional Class................................. 130   406   702  1,545

 E*TRADE Delphi Value Fund (Acquiring Fund)
                           ________________
 Retail Class........................................... 153   474   818  1,791
 Institutional Class.................................... 123   384   665  1,466

               MORE ABOUT THE FUNDS' STRATEGIES AND INVESTMENTS

Defensive Investing

   Each fund may depart from its principal investment strategies by taking temporary defensive positions in debt securities in response to adverse market, economic or political conditions for up to 100% of its portfolio. These securities may be of any maturity or duration and may be issued by the U.S. Government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Defensive investing may prevent each fund from achieving its goal of capital growth. Each fund could give up potential gains and minimize losses while defensively invested.

Additional Investment Risks

   Each fund could lose money or underperform for the reasons listed in the "Principal Risks of Investing" section or for the following additional reasons:

   . Interest Rate Risk - If interest rates go up, bond prices and the value of each fund's investments in fixed income securities could go down.

   . Credit Risk - An issuer of a debt security or OTC derivative contract could default on its obligation to pay principal and interest, or a rating organization could downgrade the credit rating of the issuer.

   . Leverage Risk - If either fund enters into derivative contracts, such fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor investment decisions.

   . Correlation Risk - Changes in the value of each fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

   . Liquidity and Valuation Risks - Securities that were liquid when purchased by each fund may become temporarily or permanently illiquid and difficult to value, especially in declining markets.

Derivative Contracts

   Each fund may, but is not required to, use derivative contracts for any of the following purposes:

   . To seek to hedge against adverse changes in the market value of securities held by or to be bought for each fund. These changes may be caused by changing stock market prices or currency exchange rates.

   . As a substitute for purchasing or selling securities or foreign currencies.

   . To shorten or lengthen the effective maturity or duration of each fund's fixed income portfolio.

   . In non-hedging situations, to attempt to profit from anticipated market developments.

   A derivative contract will obligate or entitle each fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

Portfolio Holdings

   A description of each fund's policies and procedures with respect to the disclosure of each fund's portfolio securities is available in its statement of additional information. In addition, by clicking on "Delphi Value Fund" and then "Prospectus and Reports" and then "Delphi Value Portfolio" on your fund's website (www.Kobren.com), you may obtain a full listing of your fund's portfolio as of the most recent month end. Such information is generally made available 30 days after month end. Once posted, the above information will remain available on the website until at least the date on which your fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. Your fund may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders. The Acquiring Fund will have a similar policy after the Reorganization.

Investment Goal

   The Kobren Board may change your fund's investment goal without obtaining the approval of your fund's shareholders. Similarly, the Board of the E*TRADE Trust may change the Acquiring Fund's investment goal without obtaining the approval of the Acquiring Fund's shareholders. Neither fund might succeed in achieving its investment goal.

Investment Adviser and Investment Sub-adviser

   KIM currently serves as the investment adviser to your fund and Delphi serves as investment sub-adviser to your fund. Upon consummation of the Reorganization, ETAM will serve as the investment adviser to the Acquiring Fund, and Delphi will serve as the sub-adviser for the Acquiring Fund. Each fund's advisory fees are:

                               Advisory                                Advisory
Your Fund                        Fees   Acquiring Fund                   Fees
---------                      -------- -----------------------------  --------
Delphi Value Fund.............   1.00%  E*TRADE Delphi Value Fund.....   0.85%

   As a result of the Reorganization, the Acquiring Fund will enter into a new advisory agreement with ETAM ("New Advisory Agreement") and a new sub-advisory agreement with Delphi ("New Sub-advisory Agreement").

   ETAM will also receive an administrative services fee of 0.15% as further described below.

   About Kobren Insight Management, Inc.

   KIM was established in 1987 and is a wholly-owned subsidiary of E*TRADE FINANCIAL. KIM is located at 20 William Street, Wellesley Hills, Massachusetts 02481. As of August 31, 2006, KIM managed approximately 900 client accounts with assets totaling approximately $1.2 billion.

   On November 2, 2005, KIM was acquired by E*TRADE FINANCIAL. Under the terms of the acquisition, and with the approval of the Kobren Board and your fund's shareholders, KIM was reapproved as your fund's investment adviser following the acquisition.

   A discussion regarding the factors considered by the Kobren Board in approving your fund's current advisory agreement is available in your fund's annual report to the shareholders for the period ended December 31, 2005.

   About Delphi Management, Inc.

   Delphi is located at 50 Rowes Wharf, Boston, Massachusetts 02110. Delphi has served as your fund's investment sub-adviser since your fund's inception in 1998. Under the supervision of KIM and the Kobren Board, Delphi makes your fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages your fund's investments. Scott M. Black is the Portfolio Manager for your fund and has been your fund's Portfolio Manager since its inception in 1998. Mr. Black will be the Portfolio Manager of the Acquiring Fund if the Reorganization Agreement is approved by shareholders.
Mr. Black is and has been the President and controlling shareholder of Delphi since 1983. Since 1980, Delphi (and it predecessor firm) has limited its management services to institutional investors, including pensions, endowments and high net worth individuals. As of August 31, 2006, Delphi managed approximately $1.6 billion in assets.

   Additional information about Mr. Black, including information about his compensation, other accounts managed by him and his ownership of securities in your fund is available in the statement of additional information.

   Under the proposed Sub-advisory Agreement, ETAM will pay Delphi a monthly sub-advisory fee at the annual rate of 0.50% of the Acquiring Fund's average daily net assets. The Acquiring Fund is not responsible for paying Delphi's sub-advisory fee.

   A discussion regarding the factors considered by the Kobren Board in approving your fund's current sub-advisory agreement is available in your fund's annual report to the shareholders for the period ended December 31, 2005.

   About E*TRADE Asset Management, Inc.

   ETAM, a registered investment adviser, like KIM, is a wholly-owned subsidiary of E*TRADE FINANCIAL. ETAM is located at 4500 Bohannon Drive, Menlo Park, California 94025. ETAM commenced operating in February 1999. ETAM also provides investment management services for other funds in the E*TRADE family of funds, all of which are series of the E*TRADE Trust. As of August 31, 2006, ETAM managed approximately $535 million.

Other Service Providers

                              Delphi Value Fund      E*TRADE Delphi Value Fund
 Service Provider                (Your fund)             (Acquiring Fund)
 ----------------          ------------------------  -------------------------
 Administrator............        PFPC Inc.                    ETAM

 Sub-administrator........      Not applicable              PFPC Inc.

 Transfer Agent...........        PFPC Inc.                 PFPC Inc.

 Distributor.............. E*TRADE Securities, LLC   E*TRADE Securities, LLC

 Custodian................   Mellon Trust of New
                                England, N.A.           PFPC Trust Company

 Independent Registered
   Public Accounting Firm. Tait, Weller & Baker LLP  Tait, Weller & Baker LLP

   In its capacity as the Acquiring Fund's Administrator, ETAM is responsible for the business affairs and other administrative matters of the Acquiring Fund. ETAM is entitled to receive an administrative services fee at an annual rate equal to 0.15% of the average daily net assets of the Acquiring Fund.

Expense Limitation Agreement

   Your fund currently benefits from a voluntary agreement by your fund's adviser, KIM, to cap the expenses of your fund. Since this expense cap is voluntary, and subject to the sole discretion of KIM, it can be discontinued at any time. Under KIM's voluntary expense cap, KIM will waive or limit its fees and assume other expenses of your fund so that, on an annualized basis, the net annual fund operating expenses of the retail class and the institutional class of your fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and extraordinary fees and expenses not incurred in the ordinary course of business) do not exceed 1.75% and 1.50%, respectively, of such classes' average daily net assets. For the most recent fiscal year ended December 31, 2005, the total annual operating expense ratios of your fund's retail class and institutional class were below these limitations of 1.75% and 1.50%, respectively.

   The Acquiring Fund benefits from a contractual agreement by the Acquiring Fund's adviser, ETAM, to cap the expenses of the Acquiring Fund. This expense limitation agreement with respect to the Acquiring Fund will continue through at least April 30, 2008. There is no guarantee that the expense limitation agreement will continue after April 30, 2008. Under the expense limitation agreement for the Acquiring Fund, ETAM will waive or limit its fees and assume other expenses of the Acquiring Fund so that, on an annualized basis, the net annual fund operating expenses of the retail class and the institutional class of the Acquiring Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and extraordinary fees and expenses not incurred in the ordinary course of business) do not exceed 1.75% and 1.50%, respectively, of such classes' average daily net assets. The Acquiring Fund may at a later date reimburse ETAM for the fees it waived or limited and other expenses assumed and paid by ETAM pursuant to the expense limitation agreement provided that, among other things, the Acquiring Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratios of the Acquiring Fund's retail class and institutional class to exceed 1.75% and 1.50%, respectively, and the Board of Trustees of the E*TRADE Trust has approved in advance such reimbursement payment to ETAM. For the fiscal year ending December 31, 2006, the estimated total annual operating expense ratios of the Acquiring Fund's retail class and institutional class are expected to be below their respective expense caps.

   There is no guarantee that the expense limitation agreement will continue after April 30, 2008 with respect to the Acquiring Fund. For example, the ETAM may decide to discontinue the expense limitation agreement for the Acquiring Fund if the Acquiring Fund's assets do not increase significantly. The Acquiring Fund may at a later date reimburse ETAM for the fees waived or limited and other expenses assumed and paid by ETAM, provided that, among other things, the Acquiring Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratios of the Acquiring Fund to exceed the percentage limits with respect to each class stated above. Consequently, no reimbursement by the Acquiring Fund will be made unless (i) the Acquiring Fund's total annual expense ratio of each class is less than the applicable percentage stated above and (ii) the payment of such reimbursement has been approved by the Board of Trustees of the E*TRADE Trust on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Acquiring Fund in accordance with the expense limitation agreement during any of the previous three fiscal years, less any reimbursement that the Acquiring Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Acquiring Fund.

Distribution Arrangements

   Each fund has adopted a plan under rule 12b-1 for the retail class shares of the fund. Each plan allows the applicable fund to use part of such fund's assets (up to 0.25% of its average daily net assets attributable to the retail class) for the sale and distribution of its shares, including advertising, marketing and other promotional activities. Because these fees are paid out of fund assets, over time these fees will increase the cost of your investment on an ongoing basis and may cost you more than paying other types of sales charges.

Calculation of Net Asset Value Per Share

   Each fund calculates its net asset value ("NAV") per share at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for regular trading. Each fund's NAV will not be calculated on the days on which the New York Stock Exchange is closed for regular trading, such as on regular national holidays. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadlines for share transactions will be accelerated to the earlier closing times.

   Each fund's portfolio securities are valued on the basis of either market quotations or official closing prices or if market quotations or official closing prices are not readily available or are determined not to accurately reflect the current value of the securities, at fair value, as determined in good faith under procedures established by the applicable Board, which may include the use of pricing services. Fair value means estimating a security's value at other than the market quotation when a security's official closing price or market quotation is not available or considered unreliable. Fair value pricing may cause the price used by each fund to be different than other funds' pricing derived from market quotations and different than the value realized upon such security's sale.

Purchases/Redemptions/Exchanges

    Account
    Minimums
  (Subject to
 waiver by fund   Delphi Value Fund            E*TRADE Delphi Value Fund
   officers)         (Your fund)                    (Acquiring Fund)
 --------------  --------------------------- ---------------------------------

                    Retail     Institutional    Retail
                     Class         Class         Class     Institutional Class
                 ------------- ------------- ------------- -------------------

 Minimum         $2,500        $1            $2,500        $1 million*/(b)/
 Initial         ($2,000       million*/(a)/ ($2,000
 Investment      for IRAs)                   for IRAs)

 Minimum         $500          N/A           $250          N/A
 Subsequent      ($100 for                   ($100 for
 Investments     automatic                   automatic
                 investment                  investment
                 plan)                       plan)

 Minimum         $1,000                      $1,000        $250,000/(c)/ (60
 Account Balance (60 days      $250,000/(c)/ (60 days      days notification)
                 notification) (60 days      notification)
                               notification)

                              Delphi Value Fund        E*TRADE Delphi Value
                             (Your fund's retail      Fund (Acquiring Fund's
                           class and institutional       retail class and
 Purchase Methods                   class)             institutional class)
 ----------------          ------------------------  ------------------------
 By Mail..................           Yes                       Yes

 By Wire..................           Yes                       Yes

 By Broker-Dealer or Fund
   Network................           Yes                       Yes

 By In-Kind Purchase......           Yes                       Yes

 By Automated Clearing
   House Transfer.........           Yes                       Yes

                              Delphi Value Fund      E*TRADE Delphi Value Fund
                             (Your fund's retail     (Acquiring Fund's retail
                           class and institutional   class and institutional
 Redemption Methods                 class)                    class)
 ------------------        ------------------------  -------------------------

 By Mail                             Yes                       Yes

 By Telephone                        Yes                       Yes

 By Broker-Dealer or Fund            Yes                       Yes
 Network

 By Systematic Withdrawal            Yes                       Yes
 Plan

                              Delphi Value Fund      E*TRADE Delphi Value Fund
                             (Your fund's retail     (Acquiring Fund's retail
                           class and institutional   class and institutional
 Exchange Methods                   class)                    class)
 ----------------          ------------------------  -------------------------

 By Mail                             Yes                       Yes

 By Telephone                        Yes                       Yes

 By Broker-Dealer or Fund            Yes                       Yes
 Network

 By Systematic Withdrawal            Yes                       Yes
 Plan

 Limitations               See "More Information     See "More Information
                           about Exchanging Shares"  about Exchanging Shares"
                           below.                    below.

 Funds Available for       Exchanges for shares of   Exchanges for sales of
 Exchange                  Kobren Growth Fund are    E*TRADE Kobren Growth
                           permitted at the NAV of   Fund are permitted at
                           the fund next determined  the NAV of the Fund next
                           after receipt of the      determined after receipt
                           exchange request.         of the exchange request.
                           Exchanges must meet the   Exchanges must meet the
                           applicable minimum        applicable minimum
                           initial investment        initial investment
                           requirements for Kobren   requirements for E*TRADE
                           Growth Fund.              Kobren Growth Fund.
                                                     Exchanges will not be
                                                     permitted between
                                                     E*TRADE Delphi Value
                                                     Fund and any other
                                                     E*TRADE fund.
--------
* N/A for IRAs (traditional and Roth). For investors purchasing through registered investments advisers, institutions such as trusts or foundations or other qualified investors purchasing through an omnibus account, shareholder purchases may be aggregated to meet this minimum.
(a) The minimum does not apply to employees of KIM and its affiliates and their immediate families, KIM and Delphi clients and employees of Delphi and their immediate families and the Board of Trustees of the Kobren Trust.
(b) The minimum does not apply to employees of ETAM and its affiliates and their immediate families, clients of Delphi and ETAM and its affiliates and employees of Delphi and their immediate families, the Board of Trustees of the E*TRADE Trust and the Kobren Trust.
(c) Each fund may convert your institutional class shares to retail class shares if the value of your account as a result of share redemptions falls below $250,000.

More Information About Exchanging Shares

   To protect other shareholders of either fund, the fund may cancel the exchange privileges of any person that, in the opinion of the relevant fund, is using market timing strategies or making more than four exchanges per owner or controlling person per calendar year. Each fund will cancel the exchange privileges of any investor who, in the opinion of the relevant fund, is using market timing strategies or makes more than two redemptions out of the relevant fund within 30 days (in the case of your fund) or of $10,000 or more within 60 days (in the case of the Acquiring Fund) of a purchase, including an exchange. Each fund may also close the accounts of shareholders whose exchange privilege has been cancelled. The exchange privilege may be changed or terminated on 60 days' prior notice to shareholders.

Redemption Fees

   Shares of your fund and the Acquiring Fund are not subject to a redemption fee when redeemed (or exchanged).

Short-Term and Excessive Trading Policy

   Purchases and exchanges should be made for investment purposes only for each fund. Frequent trades in your account or accounts controlled by you can disrupt portfolio investment strategies and increase fund expenses for all fund shareholders. The Board of Trustees of each fund has adopted a policy with respect to short-term and excessive trading. Neither fund is intended for market timing or excessive trading. To deter such activities, each fund or its agents will temporarily or permanently suspend or terminate, without any prior notice, purchase and exchange privileges of any investor who makes more than two redemptions, including by exchange, out of each fund within 30 days after a purchase (in the case of your fund) or of $10,000 or more within 60 days (in the case of the Acquiring Fund), and bar, without any prior notice, future purchases of the fund by such an investor, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. This trading policy also applies to any pair of transactions involving a purchase of shares of either fund followed by a redemption of an offsetting or substantially equivalent dollar amount of shares of the same fund. In addition, each fund or its agents may also reject any purchase orders (including exchange purchases) by any investor or group of investors indefinitely for any reason, and shall reject such purchase orders that the fund or its agents believe are attributable to market timers or are otherwise excessive or potentially disruptive to the fund.

   Orders placed by investors in violation of the exchange limits or the excessive trading policies or by investors that either fund believes are market timers will be revoked or cancelled by the fund on the next business day after receipt of the order.

   Systematic purchase and redemption transactions are exempt from this policy. In addition, each fund may exempt redemption transactions that result from certain hardships from this policy, including redemptions resulting from a shareholder's death or disability and minimum required distributions from retirement accounts. This policy may be modified for accounts held by certain retirement plans to conform to plan trading limits or Department of Labor regulations, and for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs. These trading limits are subject to each fund's ability to monitor trading activity, as discussed under "Limitations on the Ability to Detect and Curtail Excessive Trading Practices" below. In applying this policy, each fund considers the information available to them at the time and may consider trading done in multiple accounts under common ownership, control or influence.

Limitations on the Ability to Detect and Curtail Excessive Trading Practices

   Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the best efforts of each fund to prevent excessive trading, there is no guarantee that each fund or its agents will be able to identify such shareholders or curtail their trading practices. Each fund receives purchase and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements are common forms of holding shares of the funds, particularly among certain financial intermediaries, retirement plans and variable insurance products. These arrangements often permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange fund shares where the identity of the particular shareholder(s) is not known to the fund.

Dividends, Distribution and Taxes

   Redemptions (including under a systematic withdrawal plan) and exchanges of fund shares are taxable events on which you may recognize capital gain or loss. Dividends and distributions are also taxable, as described in the chart below, whether they are received in additional shares or cash. Dividends are paid in additional shares of each fund unless you elect to receive them in cash.

 Type of Distribution         Declared and Paid      Federal Income Tax Status
 --------------------      ------------------------  -------------------------

 Dividends from net        Annually                  Taxable at ordinary
 investment income, other                            income tax rates.
 than "qualified dividend
 income"/(1)/

 Distributions of          Annually                  Taxable at ordinary
 short-term capital gain                             income tax rates.

 Distributions of          Annually                  Taxable at long-term
 long-term capital gain                              capital gain rates./(2)/
 and dividends from
 qualified dividend income
--------
(1) As defined in Section 1(h)(11)(B) of the Internal Revenue Code of 1986, as amended.
(2) In order to be taxed at long-term capital gain rates on qualified dividend income, individual shareholders must meet certain holding period requirements with respect to their fund shares. Current tax law generally provides for a maximum rate for individual taxpayers of 15% on long-term capital gains and certain qualified dividends on corporate stock. In the absence of further legislation, these rate reductions are currently scheduled to expire for tax years beginning after December 31, 2010. These rates do not apply to corporate taxpayers.

   You should generally avoid investing in each fund shortly before an expected dividend or distribution. Otherwise, you may pay taxes on dividends or distributions that are economically equivalent to a partial return of your investment.

   You should consult your tax adviser about particular federal, state, local and other taxes that may apply to you.

   An exchange of fund shares for shares of Kobren Growth Fund (or, after the Reorganization, the E*TRADE Kobren Growth Fund) will be treated as a sale of your fund's shares (or, after the Reorganization, the Acquiring Fund's shares) and any gain on the transaction may be subject to federal and state income taxes.

   Every January, each fund will send you information about the dividends and distributions during the previous calendar year. Most of each fund's distributions are expected to be capital gains.

   If you do not provide the relevant fund with a correct taxpayer identification number and required certifications, or if the relevant fund is legally required to do so, you may be subject to federal backup withholding tax.

                              THE REORGANIZATION

The Reorganization Agreement

   The following summary of the Reorganization Agreement is qualified in its entirety by reference to the form of Reorganization Agreement, which is attached as Exhibit A to this Proxy Statement/Prospectus.

   The Reorganization Agreement provides that all of the assets of your fund will be transferred to, and all of the liabilities will be assumed by, the Acquiring Fund on the closing date of the Reorganization. In exchange for the transfer of these assets and assumption of liabilities, the Acquiring Fund will simultaneously issue full and fractional shares of the Acquiring Fund equal in value to the net asset value of your fund on the closing date.

   After the transfer of assets and the assumption of liabilities in exchange for the Acquiring Fund's shares, your fund will distribute pro rata to its shareholders of record all the shares of the Acquiring Fund it receives in exchange for the transfer of its assets. Shareholders of your fund owning shares on the closing day of the Reorganization will receive a number of shares of the Acquiring Fund with the same aggregate value as the shareholder had in your fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of your fund's shareholders on the share records of the Acquiring Fund's transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the

Acquiring Fund due to the shareholders of your fund. Shares of the Acquiring Fund to be issued will have no preemptive or conversion rights. The Reorganization Agreement provides for the Reorganization to occur on or about November 10, 2006.

   After the distribution of the Acquiring Fund's shares to your fund's shareholders, your fund will take all necessary steps under the laws of the Commonwealth of Massachusetts and any other applicable law to effect a complete dissolution. Upon completion of the Reorganization, the Kobren Trust will deregister as an investment company.

   The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization is contingent upon, among other things (i) approval of the Reorganization Agreement by your fund's shareholders, and (ii) the receipt by your fund and the Acquiring Fund of a tax opinion to the effect that the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund. The Reorganization Agreement may be terminated, on or at any time prior to the Closing Date, if any of the required conditions have not been met or if the representations and warranties are not true in any material respect or if either Board determines that the consummation of the transaction contemplated by the Reorganization Agreement is not in the best interests of the shareholders of your fund or the Acquiring Fund, as applicable.

   The Reorganization expenses will be borne by E*TRADE FINANCIAL. Such expenses include, without limitation: (a) expenses associated with the preparation and filing of this Proxy Statement/Prospectus; (b) postage;
(c) printing; (d) accounting fees; (e) legal fees incurred by both funds; and
(f) proxy solicitation costs.

   The Reorganization Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the Kobren Board and the Board of Trustees of the E*TRADE Trust. The funds may waive certain conditions to the obligations under the Reorganization Agreement, other than the requirements that the Reorganization Agreement be approved by shareholders of your fund and the receipt of a tax opinion that the Reorganization will not result in income, gain or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund.

Reasons for the Reorganization

   At a meeting held on June 29, 2006, the Kobren Board approved the Reorganization Agreement on behalf of your fund. The Kobren Board also determined that the Reorganization is in the best interests of your fund and that the interests of shareholders of your fund will not be diluted as a result of the Reorganization. The Board's determination was based on a number of factors, including:

   . the Acquiring Fund presents the ability to operate in a lower cost structure than the current structure of your fund as a result of being part of a larger fund complex and associated economies of scale.

   . the Acquiring Fund's investment objective, policies, strategies and restrictions are identical in all material respects to those of your fund.

   . shareholders of your fund will enjoy continuity of portfolio management because the Acquiring Fund will have the same portfolio manager as your fund. Although ETAM will serve as the Acquiring Fund's investment adviser, Delphi will continue to serve as investment sub-adviser to the Acquiring Fund, and your fund's current portfolio manager will continue to make the daily investment decisions for the Acquiring Fund.

   . although Delphi will make the daily investment decisions for the Acquiring Fund, ETAM will oversee the Acquiring Fund's management and operations. Your fund will benefit from ETAM's experience and resources in managing mutual funds. Currently, ETAM serves in a similar capacity to the four current series of the E*TRADE Trust.

   . the combined rate of the advisory fee and administrative fee charged by ETAM for its services to the Acquiring Fund is the same as the current management fee rate charged by KIM for managing your fund. In addition, ETAM has contractually agreed to limit the total annual operating expense ratios of the retail class and the institutional class of the Acquiring Fund (other than interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and extraordinary fees and expenses not incurred in the ordinary course of its business) to 1.75% and

       1.50%, respectively, of such classes' average daily net assets until April 30, 2008. For the fiscal year ending December 31, 2006, the estimated total annual operating expense ratios of the Acquiring Fund's retail class and institutional class are expected to be below their respective expense caps and less than the total annual operating expense ratios of your fund's retail class and institutional class shares for the fiscal year ended December 31, 2005.

   . for federal income tax purposes, the Reorganization will not result in income, gain, or loss being recognized by your fund, the Acquiring Fund or the shareholders of your fund (as further discussed below).

   . no fees or other charges will be incurred by your fund or the Acquiring Fund in connection with the Reorganization. The expenses of the Reorganization will be borne in their entirety by E*TRADE FINANCIAL.

   . the shareholder services and privileges available to the Acquiring Fund will be substantially the same as those available to your fund.

   . your fund's transfer agent and dividend disbursing agent, independent registered public accounting firm and principal underwriter will not change as a result of the Reorganization and your fund's administrator will serve as the Acquiring Fund's sub-administrator.

   The Kobren Board also considered that KIM may benefit from the Reorganization indirectly by eliminating certain overhead necessary to operate your fund and perform certain ongoing administrative functions. The Kobren Board also considered that Delphi may benefit from the Reorganization by possibly increasing your fund's distribution capabilities, which in turn could result over time in higher assets and aggregate sub-advisory fees payable to Delphi by ETAM.

   In addition, the Kobren Board considered possible alternatives to the Reorganization, including maintaining the status quo and the possibility of liquidating or merging your fund into a fund different than the Acquiring Fund. The Kobren Board, however, determined that the opportunity presented by the Reorganization and the factors in favor of the Reorganization made the Reorganization more compelling than these alternatives. For the reasons stated above and other factors considered by the Kobren Board, the Kobren Board determined that the Reorganization is in the best interests of your fund and its shareholders.

   At a Board meeting held on June 28, 2006, the Board of Trustees of the E*TRADE Trust approved the Reorganization Agreement on behalf of the Acquiring Fund. The Board based its decision on a number of considerations including:

   . the compatibility of the contemplated investment objective, investment strategies, policies and restrictions of the Acquiring Fund with your fund;

   . any direct or indirect costs to be incurred by the E*TRADE Trust and its shareholders with respect to the Reorganization;

   . the effect of the Reorganization on the annual expense ratios of each series of the E*TRADE Trust; and

   . any direct or indirect federal income tax consequences of the Reorganization Transaction on each series of the E*TRADE Trust shareholders.

   On the basis of the information presented to it, the Board of Trustees of the E*TRADE Trust approved the Reorganization Agreement, determining that the Reorganization was in the best interests of the E*TRADE Funds and that the consummation of the Reorganization would not dilute the interests of E*TRADE Trust or the Acquiring Fund.

   The Kobren Board also noted that the Board of Trustees of the E*TRADE Trust was proposed to be reconstituted to include Arthur Dubroff, a current member of the Kobren Board, and that members of the Kobren Board previously met with the E*TRADE Trust's Board as part of that process. As of August 10, 2006, that reconstitution of the Board of Trustees of the E*TRADE Trust was completed. E*TRADE FINANCIAL made a severance payment to the two members of the E*TRADE Trust's Board who voluntarily resigned as part of that reconstitution. In addition, E*TRADE FINANCIAL will make a severance payment in the amount of $36,000 to the two members of the Kobren Board that will no longer serve as trustees or officers after the Reorganization.

These severance payments will be made pursuant to the terms of severance agreements that place various confidentiality, non-solicitation and non-competition restrictions on the recipients and require that the recipients reasonably cooperate regarding matters affecting the Kobren Trust after the closing of the Reorganization.

Federal Income Tax Consequences

   The Acquiring Fund intends to qualify as of the effective time of the Reorganization, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the federal tax treatment of the Acquiring Fund will be exactly the same as your fund.

   Consummation of the Reorganization is subject to the condition that your fund and the Acquiring Fund receive an opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the Kobren Trust, substantially to the effect that the Reorganization will constitute a "reorganization" within the meaning of section 368(a) of the Code. As a result, with respect to the Reorganization, for federal income tax purposes:

   . the shareholders of your fund will recognize no gain or loss upon their receipt of shares of the Acquiring Fund;

   . the aggregate tax basis of the Acquiring Fund's shares received by each shareholder of your fund will equal the aggregate tax basis of your fund's shares surrendered by that shareholder in the Reorganization;

   . the holding periods of the Acquiring Fund's shares received by each shareholder of your fund will include the holding periods of your fund's shares surrendered by that shareholder in the Reorganization, provided that your fund's shares are held by that shareholder as capital assets on the date of the exchange;

   . your fund will not recognize any gain or loss (a) upon the transfer of its assets to the Acquiring Fund in exchange for your fund's shares and the assumption of liabilities of your fund, or (b) upon the distribution of those shares to the shareholders of your fund;

   . the Acquiring Fund will not recognize any gain or loss upon the receipt of the assets of your fund in exchange for shares of the Acquiring Fund and the assumption of the liabilities of your fund;

   . the tax basis in the hands of the Acquiring Fund of each asset of your fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of that asset in the hands of your fund immediately before the transfer; and

   . the holding period in the hands of the Acquiring Fund of each asset of your fund transferred to the Acquiring Fund in the reorganization will include the period during which that asset was held by your fund.

   In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of your fund and the Acquiring Fund. The funds have not sought, and will not seek, a private ruling from the Internal Revenue Service (the "IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Wilmer Cutler Pickering Hale and Dorr LLP with respect to the federal income tax consequences of the Reorganization are not binding on the IRS or a court and do not preclude the IRS or a court from adopting a contrary position.

   The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. You should consult your tax adviser for the particular tax consequences to you of the Reorganization, including the applicability of any state, local or foreign tax laws. Shareholders should consult their own advisors concerning the potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

               COMPARATIVE INFORMATION ABOUT THE ORGANIZATION OF
                      YOUR FUND AND THE ACQUIRING COMPANY

Organization

   Your fund is a series of Kobren Insight Funds, a Massachusetts business trust registered with the SEC as an open-end management investment company and is subject to its Declaration of Trust and By-Laws, each as amended from time to time. The Acquiring Fund is a series of E*TRADE Funds, a Delaware statutory trust registered with the SEC as an open-end management investment company and is subject to the provisions of its Trust Instrument and By-Laws, each as amended from time to time. The operations of both your fund and the Acquiring Fund are subject to the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), the rules and regulations of the SEC thereunder and applicable state securities laws. For a comparison of the forms of organization of your fund and the Acquiring Fund, please see the "Comparison of Delaware Statutory Trust and Massachusetts Business Trust" below for further information.

   Shares

   The Kobren Board is authorized to issue an unlimited number of full and fractional shares of beneficial interest, having a par value of $.001 per share, in one or more series of the Kobren Trust. Your fund currently issues two classes of shares, retail class and institutional class, which have equal rights with regard to voting, redemptions, dividends and distributions, except with respect to matters affecting the retail class Rule 12b-1 plan. Each share of your fund is entitled to such dividends and distributions out of the income earned on the assets belonging to your fund as are declared in the discretion of the Kobren Board. In the event of the liquidation or dissolution of your fund, fund shares are entitled to receive their proportionate share of the assets, which are available for distribution as the Kobren Board in its sole discretion may determine. Shareholders are not entitled to any preemptive or subscription rights. All shares, when issued, will be fully paid and non-assessable by the fund.

   The Board of Trustees of the E*TRADE Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, having a par value of $.01 per share, in one or more of series of the E*TRADE Trust, including the Acquiring Fund. Under the E*TRADE Funds' Trust Instrument, the Board of Trustees has the power to classify and reclassify any unissued shares of beneficial interest from time to time. Each share of the Acquiring Fund has an equal proportionate interest in the assets belonging to such fund with each other share that represents an interest in such fund, even where a share has a different class designation than another share representing an interest in that fund. Shares of the Acquiring Fund do not have preemptive or conversion rights. All shares, when issued, will be fully paid and non-assessable by the Acquiring Fund.

Capitalization

   The following table sets forth the capitalization of each fund as of August 31, 2006, and the pro forma combined fund as of August 31, 2006.

                                                                 Pro Forma
                                Delphi Value  E*TRADE Delphi   E*TRADE Delphi
                                    Fund       Value Fund*       Value Fund
                                (Your fund)  (Acquiring Fund) (Acquiring Fund)
                                ------------ ---------------- ----------------
 Total Net Assets (in
   thousands)..................   $134,304         N/A            $134,304
    Retail Class...............   $ 54,209         N/A            $ 54,209
    Institutional Class........   $ 80,095         N/A            $ 80,095
 Net Asset Value Per Share
    Retail Class...............   $  18.78         N/A            $  18.78

                                                                 Pro Forma
                                                                  E*TRADE
                                Delphi Value  E*TRADE Delphi    Delphi Value
                                    Fund       Value Fund*          Fund
                                (Your fund)  (Acquiring Fund) (Acquiring Fund)
                                ------------ ---------------- ----------------
 Institutional Class...........  $    19.13        N/A           $    19.13
 Shares Outstanding
 Retail Class..................   2,886,508        N/A            2,886,508
 Institutional Class...........   4,186,903        N/A            4,186,903
--------
* The Acquiring Fund will commence operations upon consummation of the Reorganization.

   It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by your fund on the closing date of the Reorganization. The table should not be relied upon to determine the amount of the Acquiring Fund's shares that will actually be received and distributed.

Boards' Evaluation and Recommendation

   For the reasons described above, the Kobren Board, including all of the trustees who are not "interested persons" of your fund, or KIM, ETAM, Delphi or E*TRADE FINANCIAL ("Independent Trustees"), approved the reorganization. In particular, the Kobren Board determined that the reorganization is in the best interests of your fund. Similarly, the Board of Trustees of the E*TRADE Trust, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of the Acquiring Fund. Please see "Reasons for the Reorganization" above.

   The Kobren Board recommends that the shareholders of your fund vote FOR the proposal to approve the Reorganization Agreement.

                                VOTING MATTERS

Record Date and Number of Shares Entitled to Vote

   The Kobren Board has fixed the close of business on September 25, 2006 as the record date (the "Record Date") for determining the shareholders of your fund that are entitled to notice of and to vote at the Meeting. Shareholders of record of your fund on the Record Date are entitled to one vote per share at the Meeting, and fractional votes for fractional shares. On the Record Date, 7,039,142.67 of your fund were outstanding and entitled to be voted at the Meeting.

Vote Required to Approve Reorganization Agreement

   Approval of the Reorganization Agreement requires the affirmative vote of a majority of the shares outstanding and entitled to vote of your fund (both classes voting together) at the Meeting.

Proxies; Voting at the Meeting; Quorum

   A proxy, if properly executed, duly returned and not revoked prior to the Meeting, will be voted in accordance with the instructions marked thereon. As to proposals for which no instructions are given, but a properly executed proxy has been returned prior to the Meeting, such proxy will be voted in favor of the proposal. The proxy confers discretionary authority upon the persons named therein to vote on other business that may come before the Meeting. The Kobren Board knows of no other business to be presented at the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxy will be voted thereon in accordance with the judgment of the persons named as proxies.

   A shareholder may revoke a proxy at any time prior to its exercise by filing with the Secretary of the Kobren Trust a written notice revoking the proxy or by executing and delivering to the Secretary of the Kobren Trust a proxy dated subsequent to the date of a previously executed proxy. Attendance at the Meeting will not itself be deemed to revoke a proxy unless the shareholder gives affirmative notice at the Meeting that the shareholder intends to revoke the proxy and vote in person.

   In the event that quorum (the presence in person or by proxy of the holders of a majority of the shares outstanding) is not obtained at the Meeting, or in the event that insufficient shares for approval of a particular proposal are represented at the Meeting for which quorum is present, an adjournment or adjournments of the Meeting may be sought by the Kobren Board to permit further solicitation of proxies. Any adjournment would require the affirmative vote of the holders of a majority of the shares of your fund present in person or by proxy at the Meeting (or any adjournment thereof) and entitled to vote on the proposal subject to the adjournment. The persons named as proxies will vote all shares represented by proxies which they are entitled to vote in favor of the proposal in favor of an adjournment and will vote all shares required to be voted against the proposal against an adjournment. A proxy that is properly executed by a broker or nominee and returned accompanied by instructions to withhold authority to vote represents a broker "non-vote." A broker non-vote occurs when a broker or nominee does not receive instructions from the beneficial owner or other person entitled to vote on a particular matter with respect to which the broker or nominee does not have discretionary power. Shares represented by broker non-votes will be considered to be present at the Meeting for purposes of determining the existence of quorum and since they do not count as a vote "for" the proposal, they effectively result in a vote against the proposal. Also, a properly executed and returned proxy marked with an abstention will be considered present at the Meeting for purposes of determining quorum. Although broker non-votes and abstentions do not constitute a vote "for" or "against" the matter, they have the effect of a "no" vote for purposes of determining whether the proposals have been approved. The proposal is not considered to be a routine matter as to which brokers may vote without instructions.

Telephone Voting

   In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser, the transfer agent or a third party solicitation firm. The telephone voting is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded.

   . A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

   . The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

   . To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail, with a toll-free number to call if the voting information contained in the confirmation is incorrect.

   . If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at the time and vote the shares at the meeting.

Internet Voting

   You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

   .   Read the proxy statement and have your proxy card at hand.

   .   Go to the website on the proxy card.

   .   Enter control number found on your proxy card.

   . Follow the simple instructions on the website. Please call a Customer Service Representative at 1-800-499-8519 if you have any problems.

   . To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

Share Ownership

   As of August 31, 2006, the following persons or entities owned beneficially or of record more than 5% of the outstanding shares of your fund:

        Amount, Type of Ownership and Percentage of Outstanding Shares

                                                 Amounts of Shares;
                                                 Type of Ownership  Percentage
                                                     (Record or      of Fund
 Shareholder Name and Address                       Beneficial)       Owned
 ----------------------------                    ------------------ ----------
 Institutional Class:
 --------------------

 National Financial Services Corporation
 For the Benefit of Our Customers
 One World Financial Center
 200 Liberty Street
 New York, NY 10281-1003                               Record         52.53%

 Ellard & Co.
 c/o Fiduciary Trust Co. Intl
 PO Box 3199
 New York, NY 10008                                    Record          7.17%

 SEI Private Trust Co
 c/o Suntrust
 1 Freedom Valley Drive
 Oaks, PA 19456                                        Record          6.88%

 Eric M. Kobren
 20 William Street, #310
 Wellesley Hills, MA 02481                             Record          6.44%

 Scott Myles Black
 50 Rowes Wharf, Suite 450
 Boston, MA 02111                                      Record          8.62%

 Retail Class:

 Charles Schwab & Co., Inc.
 Special Custody Account for the Exclusive
 Benefit of Customers
 101 Montgomery Street
 San Francisco, CA 94104-4122                          Record         23.91%

 National Financial Services Corp
 For the Benefit of Our Customers
 One World Financial Center
 200 Liberty Street
 New York, NY 10281-1003                               Record         20.64%

 Donald, Lufkin & Jenrette Securities
 Corporation
 P.O. Box 2052
 Jersey City, NJ 07303-2052                            Record          9.93%

   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class, and thus may be deemed to be able to control the outcome of any matter submitted to a vote of your fund's shareholders.

Shares Held By Trustees and Officers

   As of August 31, 2006, the Trustees and officers, as a group, of the Kobren Trust owned less than 1% of the outstanding shares of your fund's institutional class. As of August 31, 2006, the Trustees and officers, as a group, of the Kobren Trust owned 2.53% of the outstanding shares of your fund's retail class, including Eric Kobren, who owned 0.43%.

                    COMPARISON OF DELAWARE STATUTORY TRUST
                       AND MASSACHUSETTS BUSINESS TRUST

   Your fund is a series of a Massachusetts business trust. The Acquiring Fund is a series of a Delaware statutory trust. The following is a summary of the principal differences between Massachusetts business trusts and Delaware statutory trusts.

Limitation of Shareholders' and Series' Liability

   Delaware law provides that the shareholders of a Delaware statutory trust shall not be subject to liability for the debts or obligations of the trust. Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be liable for the debts and obligations of that trust. Although the risk of liability of shareholders of a Massachusetts business trust who do not participate in the management of the trust may be remote, Delaware law affords greater protection against potential shareholder liability. Similarly, Delaware law provides that, to the extent that a Delaware statutory trust issues multiple series of shares, each series shall not be liable for the debts or obligations of any other series, another potential, although remote, risk in the case of a Massachusetts business trust. While the Kobren Board believes that a series of a Massachusetts business trust will only be liable for its own obligations, there is no direct statutory or judicial support for that position.

Limitation of Trustee Liability

   Delaware law provides that, except to the extent otherwise provided in a trust's declaration of trust or by-laws, trustees will not be personally liable to any person (other than the statutory trust or a shareholder thereof) for any act, omission or obligation of the statutory trust or any trustee thereof. Delaware law also provides that a trustee's actions under a Delaware statutory trust's declaration of trust or by-laws will not subject the trustee to liability to the statutory trust or its shareholders if the trustee takes such action in good faith reliance on the provisions of the statutory trust's declaration of trust or by-laws. The declaration of trust of a Massachusetts business trust may limit the liability of a trustee, who is not also an officer of the corporation, for breach of fiduciary duty except for, among other things, any act or omission not in good faith which involves intentional misconduct or a knowing violation of law or any transaction from which such trustee derives an improper direct or indirect financial benefit. The Kobren Board believes that such limitations on liability under Delaware law and under the Trust Instrument of the E*TRADE Trust are consistent with those applicable to directors of a corporation under Delaware law and will be beneficial in attracting and retaining in the future qualified persons to act as trustees.

Shareholder Voting

   Delaware law provides that a Delaware statutory trust's declaration of trust or by-laws may set forth provisions related to voting in any manner. This provision appears to permit trustee and shareholder voting through computer or electronic media. For an investment company with a significant number of institutional shareholders, all with access to computer or electronic networks, the use of such voting methods could significantly reduce the costs of shareholder voting. However, the advantage of such methods may not be realizable unless the SEC modifies its proxy rules. Also, as required by the 1940 Act, votes on certain matters by trustees would still need to be taken at actual in-person meetings.

Board Composition

   Delaware law explicitly provides that separate boards of trustees may be authorized for each series of a Delaware statutory trust. Whether separate boards of trustees can be authorized for series of a Massachusetts business trust is unclear under Massachusetts law. As always, the establishment of any board of trustees of a registered investment company must comply with applicable securities laws, including the provision of the 1940 Act regarding the election of trustees by shareholders. Establishing separate boards of trustees would, among other things, enable the series of a Delaware statutory trust to be governed by individuals who are more familiar with such series' particular operations.

                                 MISCELLANEOUS

Experts

   The financial statements for your fund, appearing in your fund's 2005 Annual Report, have been audited by Tait, Weller & Baker LLP for the year ended December 31, 2005, an independent registered public accounting firm, as set forth in their report therein and are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus. The information for periods ending prior to December 31, 2005 have been audited by PricewaterhouseCoopers LLP, whose reports expressed an unqualified opinion on the prior years' financial highlights. Such financial statements are incorporated therein by reference in reliance upon such reports given on the authority of such firms as experts in accounting and auditing. The financial statements of your fund, appearing in your fund's 2006 Semi-annual Report, are unaudited and are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement/Prospectus.

Available Information

   Your fund and the Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

Other Business

   As of the date of this Proxy Statement/Prospectus, the Kobren Board is not aware of any matters to be presented for action at the meeting other than as described above. If other business is properly brought before the meeting, it is intended that proxies will be voted thereon in accordance with the judgment of proxy designees.

                                  *    *    *

   Shareholders who do not expect to be present at the meeting are requested to mark, sign and date the enclosed proxy and return it in the enclosed envelope. No postage is required if mailed in the United States. Shareholders also may vote by Internet, by fax or by telephone. Your fund will furnish, without charge, copies of your fund's current Annual Report and Semi-annual Report to any shareholder upon request addressed to: Delphi Value Fund c/o, Kobren Insight Funds, 20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481 or by telephone at (800) 895-9936.

                                                                      Exhibit A

       FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND REDOMICILIATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION AND REDOMICILIATION ("Agreement") is made as of the __th day of ______, 2006, by and among the E*TRADE Fund, a Delaware statutory trust ("Acquiring Trust"), on behalf of its series, [E*TRADE Kobren Growth Fund or E*TRADE Delphi Value Fund] ("Acquiring Fund"), with its principal place of business at 671 N. Glebe Road, 12th Floor, Arlington, Virginia 22203, Kobren Insight Funds, a Massachusetts business trust ("Acquired Trust"), on behalf of its series, [Kobren Growth Fund or Delphi Value Fund] ("Acquired Fund"), with its principal place of business at 20 William Street, Suite 310, Wellesley Hills, Massachusetts 02481 and, solely for purposes of
Section 10.2 hereof, E*TRADE FINANCIAL Corporation. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as "Funds" and individually as "Fund."

   This Agreement is intended to be and is adopted as a plan of a "reorganization" as defined in Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended ("Code") and the Treasury Regulations thereunder. The reorganization ("Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund solely in exchange for (A) the issuance of [______] shares of beneficial interest of the Acquiring Fund (collectively, "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund on the closing date of the Reorganization ("Closing Date"), and (2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and dissolution of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

   WHEREAS, the Acquiring Trust and the Acquired Trust are each registered investment companies classified as management companies of the open-end type.

   WHEREAS, the Acquiring Fund has been organized in order to continue the business and operations of the Acquired Fund.

   WHEREAS, the Acquiring Fund has no assets and has carried on no business activities prior to the date first shown above and will have had no assets and will have carried on no business activities prior to the consummation of the transaction described herein.

   WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

   WHEREAS, following the closing of the Reorganization, the Acquired Trust will deregister as an investment company in accordance with the rules and regulations of the Securities and Exchange Commission.

   WHEREAS, following the effective date of its deregistration the Acquired Trust shall voluntarily dissolve in accordance with Massachusetts law.

   WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders will not be diluted as a result of this transaction.

   WHEREAS, the Board of Trustees of the Acquired Trust, has determined that the Reorganization is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders will not be diluted as a result of this transaction.

   NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

   1.1 Subject to the requisite approvals, including the approval of the Acquired Fund's shareholders, terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will sell, assign, convey, transfer and deliver all of its property and assets as set forth in Section 1.2 ("Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances, liens for taxes not yet due and contractual restrictions, if any, on the transfer of the Acquired Assets and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, of each class with an aggregate net asset value ("NAV") equal to the NAV of the Acquired Fund attributable to the corresponding class of the Acquired Fund's shares, as determined in the manner set forth in Article 2; and (ii) to assume all of the liabilities (whether absolute or contingent, known or unknown) of the Acquired Fund ("Assumed Liabilities"). Such transactions shall take place at the Closing (as defined in Section 3.1 below).

   1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's assets and property, including, without limitation, all portfolio securities and instruments, dividends, receivables (including dividends, interest and other receivables), cash, cash equivalents, deferred or prepaid expenses, goodwill, rights and choses in action (whether absolute or contingent, known or unknown) of the Acquired Fund or the Acquired Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date. The Acquiring Fund shall also be entitled to receive copies of all records that the Acquired Fund is required to maintain under the Investment Company Act of 1940, as amended ("Investment Company Act"), and the rules of the Securities and Exchange Commission ("Commission") thereunder to the extent such records pertain to the Acquired Fund.

       (b) The Acquired Fund has provided the Acquiring Fund with a list of the Acquired Assets as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Section 8.5 hereof). For avoidance of doubt, reference is hereby made to Section 5.1 of this Agreement pursuant to which the Acquired Fund agrees to operate its business in the ordinary course and to comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date.

   1.3 Immediately upon delivery to the Acquired Fund of the Acquiring Fund Shares, the Acquired Fund, as the then sole shareholder of the corresponding Acquiring Fund, shall (i) elect Trustees of the Acquiring Trust already approved by the Acquired Fund Shareholders (as defined in Section 1.5) at the meeting described in Section 5.2; (ii) approve the advisory and sub-advisory agreements previously approved by the Acquired Fund Shareholders (as defined in Section 1.5) at the meeting described in Section 5.2; [(iii) approve the distribution and service plan pursuant to Rule 12b-1 under the 1940 Act for the retail class of the E*TRADE Delphi Value Fund previously approved by the Acquired Fund Shareholders (as defined in Section 1.5) at the meeting described in Section 5.2;] (iv) ratify the selection of Tait, Weller & Baker LLP; and
(v) approve any other procedures, agreements and other matters requiring shareholder approval to commence operations for the Acquiring Fund.

   1.4 The Acquired Fund will endeavor to discharge all of its known liabilities and obligations that are or will become due prior to the Closing.

   1.5 Immediately following the action contemplated by Section 1.3, the Acquired Fund shall distribute pro rata to its shareholders of record, determined as of the close of regular trading on the New York Stock Exchange on the Closing Date ("Acquired Fund Shareholders"), the Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1.1 hereof. Each Acquired Fund Shareholder shall receive the number of Acquiring Fund Shares of the class corresponding to the class of shares of beneficial interest in the Acquired Fund ("Acquired Fund Shares") held by such Acquired Fund Shareholder that have an aggregate NAV equal to the aggregate NAV of the Acquired Fund Shares held of record by such Acquired Fund Shareholder on the Closing Date. Such distribution will be accomplished by the Acquired Trust instructing the Acquiring Trust to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due the Acquired Fund Shareholders. The Acquired Trust shall promptly provide the Acquiring Trust with evidence of such distribution and completely liquidate. Subsequently, the Acquired Trust will take all necessary action to reflect its deregistration as an investment company in accordance with the rules and regulations of the Commission. All issued and outstanding Acquired Fund Shares will simultaneously be cancelled on the books of the Acquired Fund, and the Acquired Fund will be dissolved. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

   1.6 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Any certificates representing ownership of Acquired Fund Shares that remain outstanding on the Closing Date shall be deemed to be cancelled and shall no longer evidence ownership of Acquired Fund Shares.

   1.7 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

   1.8 Any reporting responsibility of the Acquired Trust with respect to the Acquired Fund for taxable periods ending on or before the Closing Date, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Section 4.1(j)(O)), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Trust.

2. VALUATION

   2.1 The value of the Acquired Assets shall be determined as of the time for calculation of the Acquired Fund's net asset value as set forth in the then-current prospectus for the Acquired Fund, and after the declaration of any dividends by the Acquired Fund, on the Closing Date (such time and date being hereinafter called the "Valuation Time"), computed using the valuation procedures agreed upon by the Boards of Trustees of the Acquired Trust and the Acquiring Trust. All computations of value shall be made by the fund accountant for the Acquired Fund, and shall be subject to confirmation by the fund accountant for the Acquiring Fund. The Acquired Fund shall cause the Acquired Fund Administrator to deliver a copy of its valuation report to the Acquiring Fund at the Closing (as defined in Section 3.1).

3. CLOSING AND CLOSING DATE

   3.1 The Closing Date shall be ______, 2006, or such later date as the parties may agree to in writing. All acts necessary to consummate the Reorganization ("Closing") shall be deemed to take place simultaneously as of the close of business on the Closing Date for the Reorganization, unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. (Eastern time) or such later time on that date as the Acquired Fund's net asset value is calculated in accordance with Section 2 and after the declaration of any dividends. The Closing shall be held at the offices of the Acquired Fund, or at such other place as the parties may agree.

   3.2 Portfolio securities that are held other than in book-entry form in the name of Mellon Trust of New England, N.A. ("Acquired Fund Custodian") as record holder for the Acquired Fund shall be presented by the Acquired Fund to PFPC Trust Company ("Acquiring Fund Custodian") for examination no later than five
(5) business days preceding the Closing Date. Such portfolio securities shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund shall be delivered by the Acquired Fund Custodian through the Depository Trust Company to the Acquiring Fund Custodian and by the Acquiring Fund Custodian recording the beneficial ownership thereof by the Acquiring Fund on the Acquiring Fund Custodian's records in accordance with the customary practices of the Acquiring Fund Custodian and of each securities depository, as defined by Rule 17f-4 under the 1940 Act. Any cash shall be delivered by the Acquired Fund Custodian transmitting immediately available funds by wire transfer to the Acquiring Fund Custodian the cash balances maintained by the Acquired Fund Custodian and the Acquiring Fund Custodian crediting such amount to the account of the Acquiring Fund.

   3.3 The Acquiring Fund Custodian shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets.

   3.4 If on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees of either the Acquired Trust or the Acquiring Trust, accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Fund pursuant to Article 2 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

   3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status and certificates of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Acquired Trust and its Treasurer, Secretary or other authorized officer ("Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund's Transfer Agent, or
(c) derived from the Acquired Trust's records by such officers or one of the Acquired Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

   4.1 Except as set forth on Schedule 4.1 hereto, the Acquired Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquired Fund is a series of the Acquired Trust. The Acquired Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund's shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquired Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Acquired Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

       (c) The Acquired Trust is not in violation of, and the execution and delivery of this Agreement and the performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Acquired Trust's Declaration of Trust or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Acquired Trust is a party or by which the Acquired Fund or any of its assets are bound. The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

       (d) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as may be required under the Securities Act of 1933, as amended ("Securities Act"), the Securities Exchange Act of 1934, as amended ("Exchange Act"), the Investment Company Act, and state securities laws;

       (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquired Fund or any of the Acquired Fund's properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquired Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

       (f) All material contracts or other commitments of the Acquired Fund (other than this Agreement, contracts listed in Schedule 4.1 and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Fund and to the Acquired Fund's knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Fund to the Acquiring Fund of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Fund or the imposition of any penalty thereunder;

       (g) The Statement of Assets and Liabilities of the Acquired Fund, and the related Statements of Operations and Changes in Net Assets and Schedule of Investments, as of and for the fiscal year ended December 31, 2005, have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the date thereof required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP are disclosed therein. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments will be in accordance with GAAP consistently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments (unaudited) of the Acquired Fund as of and for the six months ended June 30, 2006 are in accordance with GAAP consistently applied, and such statements fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date, and all liabilities, whether actual or contingent, of the Acquired Fund as of such date required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP are disclosed therein. Except for the Assumed Liabilities, the Acquired Fund will not have any known or contingent liabilities on the Closing Date. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed or is required to be disclosed in the Acquired Fund's reports on Form N-CSR to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act, and no deficiency, weakness, fraud, change, event or other factor exists that will be required to be disclosed in the Acquiring Fund's Form N-CSR after the Closing Date;

       (h) The current prospectus and statement of additional information of the Acquired Fund (true and correct copies of which have been delivered to the Acquiring Fund) and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

       (i) Since the most recent fiscal year end, except as specifically disclosed in the Acquired Fund's prospectus, its statement of additional information as in effect on the date of this Agreement, or its semi-annual report for the six-month period ended June 30, 2006, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph
(i) (but not for any other purpose of this Agreement), a decline in NAV per Acquired Fund Share arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

       (j) (A) For each taxable year of its operation, the Acquired Fund has satisfied, and for the current taxable year the Acquired Fund shall have met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and shall have elected to be treated as such. The Acquired Fund shall have been eligible to compute its federal income tax under Section 852 of the Code and shall have computed its federal income tax under Section 852 of the Code. The Acquired Fund will qualify as a regulated investment company as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code. For any taxable year not yet completed as of the end of the day on the Closing Date, the Acquired Trust reasonably expects that the Acquiring Fund, as successor to the Acquired Fund, will be able to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will be eligible to compute its federal income tax under Section 852 of the Code. The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code. The Acquired Fund is a separate fund of the Acquired Trust within the meaning of Section 851(g) of the Code;

          (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns (as defined below) that it was required to file, and all such Tax Returns were complete and accurate in all material respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

          (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and all attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such returns;

          (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of Taxes;

          (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority, and, to its knowledge, no such deficiency has been proposed or threatened;

          (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

          (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, as defined in Section 5.7, rather than in any notes thereto ("Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

          (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section

481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
(ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (K) The Acquired Fund will not have taken or agreed to take any action, and will not be aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquired Fund Tax Representation Certificate to be delivered pursuant to Section 7.4;

          (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

          (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

          (N) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carry forward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and

          (O) For purposes of this Agreement, "Taxes" or "Tax" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements or other information required to be supplied to a governmental or regulatory authority or agency, or to any other person, in connection with Taxes and any associated schedules or work papers produced in connection with such items;

       (k) All issued and outstanding Acquired Fund Shares are, and at the Closing Date will be, duly authorized, legally issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Section 3.5 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares;

       (l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

       (m) The Acquired Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Trust's Board of Trustees, and, subject to the approval of the Acquired Fund's shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (n) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby and any information necessary to compute the total return of the Acquired Fund shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

       (o) The information included in the proxy statement ("Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement ("Registration Statement") that has been furnished in writing by the Acquired Fund to the Acquiring Fund for inclusion in the Registration Statement, on the date thereof and at all times prior to the conclusion of the shareholder meeting with respect to the Acquired Fund to which the Proxy Statement relates, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading, and (ii) comply in all material respects with the provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations thereunder;

       (p) All of the issued and outstanding Acquired Fund Shares have been offered for sale and sold in compliance in all material respects with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

       (q) The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund with respect to the Acquired Fund. All advertising and sales material used by the Acquired Fund complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquired Fund have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

       (r) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act of 1940, as amended ("Investment Advisers Act"), or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

       (s) The Acquired Fund Tax Representation Certificate to be delivered by Acquired Trust, on behalf of the Acquired Fund, to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to
Section 7.4 ("Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

   4.2 Except as set forth in Schedule 4.2 hereto, the Acquiring Trust, on behalf of the Acquiring Fund, represents, warrants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

       (a) The Acquiring Fund is a newly formed shell series of the Acquiring Trust. The Acquiring Fund has not commenced operations and will not do so until the Closing. The Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Trust has the power to own all of its properties and assets and to perform the obligations under this Agreement. The Acquiring Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Acquiring Trust and the Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

       (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;

       (c) The Acquiring Fund's registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of the effective date thereof and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;

       (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, each dated ______, 2006, and any amendments or supplements to the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Section 4.1(o) hereof), on the date thereof and at all times prior to the conclusion of the shareholder meeting with respect to the Acquired Fund to which the Proxy Statement relates, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading and (ii) comply in all material respects with the provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations thereunder;

       (e) The Acquiring Trust is not in violation of, and the execution and delivery of this Agreement and performance of its obligations under this Agreement will not result in (i) a material violation of, any provisions of the Trust Instrument or Bylaws of the Acquiring Trust or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquiring Fund to which the Acquiring Trust is a party or by which the Acquiring Fund or any of its assets is bound or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

       (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;

       (g) The Acquiring Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Acquiring Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquiring Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

       (h) The Acquiring Fund has not taken or agreed to take any action, and is not aware of any agreement, plan or other circumstance, that is inconsistent with the representations set forth in the Acquiring Fund Tax Representation Certificate to be delivered pursuant to Section 6.2;

       (i) The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest, $0.01 par value per share. The Acquiring Fund has no assets or liabilities and has carried on no business activities prior to the date first shown above. Prior to the Closing Date, the Acquiring Fund will not have any assets or liabilities or have carried on any business activities. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, $0.01 par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will have been duly authorized on the Closing Date and, when so issued and delivered, will be legally issued and outstanding, fully paid and non-assessable by the Acquiring Trust;

       (j) Upon consummation of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and on the Closing Date will have been offered and sold in every state and the District of Columbia in compliance in all material respects with all applicable federal and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares;

       (k) The Acquiring Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Trust's Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

       (l) The information to be furnished in writing by the Acquiring Fund or the Acquiring Fund Adviser for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

       (m) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund, except such as may be required under the Securities Act, the Exchange Act, the Investment Company Act and state securities laws;

       (n) The Acquiring Fund is a separate fund of the Acquiring Trust within the meaning of Section 851(g) of the Code.

       (o) The Acquiring Trust currently complies in all material respects with, and since its organization has complied in all material respects with, the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Trust currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust. All advertising and sales material used by the Acquiring Trust complies in all material respects with and has complied in all material respects with the applicable requirements of the Securities Act, the Investment Company Act, the rules and regulations of the Commission, and, to the extent applicable, the Conduct Rules of the NASD and any applicable state regulatory authority. All registration statements, prospectuses, reports, proxy materials or other filings required to be made or filed with the Commission, the NASD or any state securities authorities by the Acquiring Trust have been duly filed and have been approved or declared effective, if such approval or declaration of effectiveness is required by law. Such registration statements, prospectuses, reports, proxy materials and other filings under the Securities Act, the Exchange Act and the Investment Company Act (i) are or were in compliance in all material respects with the requirements of all applicable statutes and the rules and regulations thereunder and (ii) do not or did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not false or misleading;

       (p) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for denial, suspension or revocation of registration as an investment adviser under Section 203(e) of the Investment Advisers Act or Rule 206(4)-4(b) thereunder or of a broker-dealer under Section 15 of the Exchange Act, or for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act;

       (q) For the taxable year that includes the Closing Date and for subsequent taxable periods, the Acquiring Trust reasonably expects that the Acquiring Fund will meet the requirements of Subchapter M of the Code for qualification as a regulated investment company and will be eligible to, and will, compute its Federal income tax under Section 852 of the Code; and

       (r) The tax representation certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.5 ("Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF THE FUNDS

   5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course of business and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other dividends and other distributions necessary or advisable (except to the extent dividends or other distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in Article 8 hereof), in each case payable either in cash or in additional shares.

   5.2 The Acquired Trust will call a special meeting of the Acquired Fund's shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

   5.3 The Acquiring Fund will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") to be used in connection with such meeting, and will promptly prepare and file with the Commission the Proxy Materials. The Acquired Fund will provide the Acquiring Fund with information reasonably requested for the preparation of the Proxy Materials in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

   5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

   5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund Shares.

   5.6 Subject to the provisions of this Agreement, each Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

   5.7 The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a statement of assets and liabilities of the Acquired Fund ("Statement of Assets and Liabilities") as of the Closing Date setting forth the NAV (as computed pursuant to Article 2) of the Acquired Fund as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes, and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Acquired Fund.

   5.8 Neither Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate and, with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

   5.9 From and after the date of this Agreement and until the Closing Date, each of the Trusts and the Acquired Fund and the Acquiring Fund shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent the Reorganization from qualifying, as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code and shall not take any position inconsistent with such treatment.

   5.10 From and after the date of this Agreement and through the time of the Closing, each Fund shall use its commercially reasonable efforts to cause it to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken, which action or failure to act could prevent it from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

   5.11 The Acquired Fund shall prepare, or cause to be prepared, all Tax Returns of the Acquired Fund for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. The Acquired Fund shall make any payments of Taxes required to be made by it with respect to any such Tax Returns.

   5.12 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, will use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

   5.13 The Acquired Trust, on behalf of the Acquired Fund, will, from time to time, as and when reasonably requested by the Acquiring Trust, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further actions as the Acquiring Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Trust's title to and possession of the Acquiring Fund Shares to be delivered hereunder and
(b) the Acquiring Trust's title to and possession of all of the Acquired Assets and to otherwise carry out the intent and purpose of this Agreement.

   5.14 The Acquiring Trust, on behalf of the Acquiring Fund, will, from time to time, as and when reasonably requested by the Acquired Trust, execute and deliver or cause to be executed and delivered all such assumptions and other instruments and will take or cause to be taken such further actions as the Acquired Trust, on behalf of the Acquired Fund, may reasonably deem necessary or desirable in order to carry out the intent and purpose of this Agreement.

   5.15 The Acquiring Trust, on behalf of the Acquiring Fund, will use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act, the Investment Company Act and such of the state blue sky or securities laws as may be necessary in order to operate after the Closing Date.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

   6.1 All representations and warranties by the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   6.2 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the

Acquiring Trust, on behalf of the Acquiring Fund, on or before the Closing Date. The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered an assumption of the Assumed Liabilities and all such other agreements and instruments as the Acquired Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) such Acquired Fund's title to and possession of the Acquiring Fund Shares to be delivered hereunder and
(b) the Acquiring Trust's assumption of the Assumed Liabilities and to otherwise carry out the intent and purpose of this Agreement.

   6.3 The Acquiring Trust shall have delivered to the Acquired Trust on the Closing Date a certificate of the Acquiring Trust, on behalf of the Acquiring Fund, executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 6 have been met, and as to such other matters as the Acquired Trust shall reasonably request;

   6.4 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by the Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

   6.5 The Acquiring Trust, on behalf of the Acquiring Fund, shall have delivered to the Acquired Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquiring Fund; and

   6.6 With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

   7.1 All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof (in each case, as such representations and warranties would read as if all qualifications as to materiality were deleted therefrom) and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

   7.2 The Acquired Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to
Section 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Acquired Trust's Treasurer or Assistant Treasurer. The Acquired Trust, on behalf of the Acquired Fund, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Trust may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund's title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) the Acquiring Fund's title to and possession of all the Acquired Assets and to otherwise carry out the intent and purpose of this Agreement. The Acquiring Trust, on behalf of the Acquiring Fund, shall have executed and delivered all such assumptions and other instruments of transfer as the Acquired Trust may reasonably deem necessary or desirable in order to carry out the intent and purpose of this Agreement;

   7.3 The Acquired Trust shall have delivered to the Acquiring Trust on the Closing Date a certificate of the Acquired Trust, on behalf of the Acquired Fund, executed in its name by its President or Vice President and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust contained in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to Closing in this Article 7 have been met, and as to such other matters as the Acquiring Trust shall reasonably request;

   7.4 The Acquired Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Trust and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP, in a form mutually acceptable to the Acquiring Trust and the Acquired Trust, concerning certain tax-related matters with respect to the Acquired Fund;

   7.5 The Board of Trustees of the Acquired Fund shall have determined that the Reorganization is in the best interests of the Acquired Fund and, based upon such determination, shall have approved this Agreement and the transactions contemplated hereby;

   7.6 The Acquiring Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Trust, on behalf of the Acquiring Fund, on or before the Closing Date.

   7.7 The Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued by the Acquiring Fund in connection with the Reorganization after such number has been calculated in accordance with Section 1.1.

8. FURTHER CONDITIONS PRECEDENT

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

   8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund's shareholders in accordance with the provisions of the Acquired Trust's Declaration of Trust and By-Laws, applicable Massachusetts law and the Investment Company Act, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Section 8.1;

   8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

   8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

   8.4 The Registration Statement shall have become effective under the Securities Act and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

   8.5 The parties shall have received the opinion of Wilmer Cutler Pickering Hale and Dorr LLP, dated the Closing Date, satisfactory to the Acquired Trust and the Acquiring Trust and subject to customary assumptions and qualifications, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their Acquired Fund Shares and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

9. INDEMNIFICATION

   9.1 The Acquiring Trust, out of the Acquiring Fund's assets and property (including any amounts paid to the Acquiring Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquired Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Trust, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquiring Trust (or the Acquiring Fund) is not (i) in violation of applicable law or
(ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

   9.2 The Acquired Trust, out of the Acquired Fund's assets and property (including any amounts paid to the Acquired Fund pursuant to any applicable liability insurance policies or indemnification agreements) agrees to indemnify and hold harmless the Acquiring Trust and its Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Trust, on behalf of the Acquired Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Trust or its Trustees or officers prior to the Closing Date, provided that such indemnification by the Acquired Trust (or the Acquired Fund) is not
(i) in violation of applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

   9.3 For avoidance of doubt, the foregoing indemnification obligations are expressly subject to the provisions of Section 15.5 of this Agreement.

10. BROKERAGE FEES AND EXPENSES

   10.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

   10.2 The expenses relating to the Reorganization will be borne by E*TRADE Financial Corporation. The costs of the Reorganization shall include, but not be limited to, costs associated with preparing, printing and distributing the Registration Statement, the Proxy Statement, legal fees, accounting fees, securities registration fees and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

11. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

   11.1 The Acquiring Trust and the Acquired Trust each agrees that neither party has made any representation, warranty or covenant not set forth herein or referred to in Sections 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.

   11.2 The covenants to be performed after the Closing by both the Acquiring Trust and the Acquired Trust, and the obligations of the Acquiring Trust, on behalf of the Acquiring Fund, in Section 9.1, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant thereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12. TERMINATION

   12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Acquired Trust. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

       (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

       (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

       (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

       (d) by resolution of the Acquired Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders; or

       (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to December 31, 2006 or such other date as the parties may mutually agree upon in writing.

   12.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Acquired Trust or the Acquired Fund, or the trustees or officers of the Acquired Trust or the Acquiring Trust, but, subject to Section 10.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

13. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund's shareholders called by the Acquired Trust pursuant to
Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to their detriment without their further approval; provided that nothing contained in this Section 13 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

14. NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund at its address set forth in the first paragraph of this Agreement and the Acquiring Fund at its address set forth in the first paragraph of this Agreement.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

   15.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

   15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

   15.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to conflict of laws principles (other than Delaware Code Title 6 (Section) 2708); provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

   15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

   15.5 It is expressly agreed that the obligations of the Acquiring Trust and the Acquired Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Declaration of Trust of the Acquired Trust, respectively. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust and of the Acquired Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Acquired Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Declaration of Trust of the Acquired Trust, respectively. The debts, liabilities, obligations, and expenses incurred, contracted for or otherwise existing with respect to any particular series of either the Acquired Trust or the Acquiring Trust, including without limitation the Acquired Fund and the Acquiring Fund, shall be enforceable against the assets of such series only, and not against the assets of any other series of the Acquired Trust or the Acquiring Trust, as applicable, or the Acquired Trust or the Acquiring Trust, as applicable, generally.

                               *   *   *   *   *

   IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.

Attest:                                  E*TRADE Funds on behalf of its
                                         series,


By:    --------------------------------  By:    -----------------------------
Name:                                    Name:
Title:                                   Title:

Attest:                                  Kobren Insight Funds on behalf of
                                         its series,

                                         -------------------------------------


By:    --------------------------------  By:    -----------------------------
Name:                                    Name
Title:                                   Title:

                           E*TRADE DELPHI VALUE FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               October 10, 2006

   This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the combined proxy statement and prospectus dated October 10, 2006 (the "Proxy Statement/Prospectus"), concerning shares of E*TRADE Delphi Value Fund, a newly created series of E*TRADE Funds, to be issued in exchange for shares of Delphi Value Fund, a series of Kobren Insight Funds. Please retain this Statement of Additional Information for further reference.

   The Proxy Statement/Prospectus is available to you free of charge (please call 1-800-786-2575).

                               TABLE OF CONTENTS

Introduction............................................................... 2
Documents Incorporated By Reference........................................ 2
Additional Information About E*Trade Delphi Value Fund..................... 2
   Fund History............................................................ 2
   Description Of The Fund And Its Investments And Risks................... 2
   Management Of The Fund.................................................. 2
   Control Persons And Principal Holders Of Securities..................... 2
   Investment Advisory And Other Services.................................. 2
   Portfolio Managers...................................................... 2
   Brokerage Allocation And Other Practices................................ 3
   Capital Stock And Other Securities...................................... 3
   Purchase, Redemption And Pricing Of Shares.............................. 3
   Taxation Of The Fund.................................................... 3
   Underwriters............................................................ 3
   Calculation Of Performance Data......................................... 3
   Financial Statements.................................................... 3
Signatures................................................................. 5

                                 INTRODUCTION

   This Statement of Additional Information is intended to supplement the information provided in the Proxy Statement/Prospectus dated October 10, 2006 relating to the proposed reorganization of the Delphi Value Fund with and into the E*TRADE Delphi Value Fund (the "Fund").

   The Proxy Statement/Prospectus is in connection with the solicitation by the management of Delphi Value Fund of proxies to be voted at a special meeting of shareholders of Delphi Value Fund to be held on November 10, 2006.

                      DOCUMENTS INCORPORATED BY REFERENCE

   The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. E*TRADE Delphi Value Fund's Statement of Additional Information (File Nos. 333-66807; 811-09093), as filed with the Securities and Exchange Commission on October ______, 2006 (Accession No. [0001193125-06-152795)] [Update.] is
   incorporated herein by reference.

2. Delphi Value Fund's Statement of Additional Information, dated May 1, 2006 ("SAI") (File Nos. 333-12075; 811-07813), as filed with the Securities and Exchange Commission on April 28, 2006 (Accession No. 0000935069-06-001204) is incorporated herein by reference.

3. Delphi Value Fund's Annual Report for the fiscal year ended December 31, 2005 (Nos. 333-12075; 811-07813), as filed with the Securities and Exchange Commission on February 27, 2006 (Accession No. 0000935069-06-000453) is incorporated herein by reference.

4. Delphi Value Fund's Semi-Annual Report for the reporting period ended
   June 30, 2006 (Nos. 333-12075; 811-07813), as filed with the Securities and Exchange Commission on August 29, 2006 (Accession No. 0000935069-06-002423) is incorporated herein by reference.

            ADDITIONAL INFORMATION ABOUT E*TRADE DELPHI VALUE FUND

Fund History

   For additional information about the Fund generally and its history, see "History of the Fund" in the Fund's SAI.

Description Of The Fund And Its Investments And Risks

   For additional information about the Fund's classification, investment objective, policies, risks, restrictions and portfolio holdings, see "History of the Fund," "Further Information About Investment Strategies and Risks" and "Disclosure of Portfolio Holdings" in the Fund's SAI.

Management Of The Fund

   For additional information about the Fund's Board of Trustees and officers, see "Trustees and Officers" in the Fund's SAI.

Control Persons And Principal Holders Of Securities

   For addition information on share ownership of the Fund, see "Control Persons and Principal Holders of Securities" in the Fund's SAI.

Investment Advisory And Other Services

   For additional information on the investment advisory and other services provided to the Fund, see "Investment Adviser," "Investment Subadviser," "Administrator," "Principal Underwriter," "Expense Limitation Agreement," "Sub-Administrator, Transfer Agent and Dividend Paying Agent and Custodian" and "Independent Registered Public Accounting Firm" in the Fund's SAI.

Portfolio Managers

   For additional information on the Fund's portfolio managers, see "Portfolio Managers" in the Fund's SAI.

Brokerage Allocation And Other Practices

   For additional information about the Fund's brokerage allocation practices, see "Portfolio Transactions" in the Fund's SAI.

Capital Stock And Other Securities

   For additional information about the voting rights and other characteristics of shares of beneficial interest of the Fund, see "Proxy Voting Policies and Procedures" in the Fund's SAI.

Purchase, Redemption And Pricing Of Shares

   For additional information about purchase, redemption and pricing of shares of the Fund, see "Purchase, Redemption and Determination of Net Asset Value" and "In-Kind Redemptions" in the Fund's SAI.

Taxation Of The Fund

   For additional information about tax matters related to an investment in the Fund, see "Dividends, Distributions and Taxes" in the Fund's SAI.

Underwriters

   For additional information about the Fund's principal underwriter, see "Principal Underwriter" in the Fund's SAI.

Calculation Of Performance Data

   For additional information about the investment performance of the Fund, see "Performance Information" in the Fund's SAI.

Financial Statements

   For additional information on the financial statements of the Fund, see "Financial Statements" in the Fund's SAI.

                                    PART C

                               OTHER INFORMATION
                                 E*TRADE FUNDS

                           (on behalf of its series,
                        E*TRADE Kobren Growth Fund and
                          E*TRADE Delphi Value Fund)

Item 15. Indemnification

   No change from the information set forth in Item 25 of the most recently filed Registration Statement of E*TRADE Funds (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-66807 and 811-09093), as filed with the Securities and Exchange Commission on October 6, 2006 (Accession No. 0001193125-06-204533, which information is incorporated herein by reference.

Item 16. Exhibits

   (1)(a) Certificate of Trust (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission ("SEC") on November 5, 1998).

   (1)(b) Trust Instrument (Incorporated by reference to the Registrant's Initial Registration Statement on Form N-1A filed with the SEC on November 5,
1998).

   (1)(c) Amendment No. 1 to the Trust Instrument (Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000).

   (1)(d) Amendment No. 2 to the Trust Instrument (Incorporated by reference to the Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2001).

   (1)(e) Amendment No. 3 to the Trust Instrument (Incorporated by reference to the Registrant's Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on September 8, 2003).

   (2)(a) By-laws (Incorporated by reference to the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999).

   (2)(b) Amendment No. 1 to the By-laws (Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed with the SEC on October 12, 2000).

   (2)(c) Amendment No. 2 to the By-laws (Incorporated by reference to the Registrant's Post- Effective Amendment No. 32 to the Registration Statement on Form N-1A filed with the SEC on September 25, 2001).

   (2)(d) Amendment No. 3 to the By-laws (Incorporated by reference to the Registrant's Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed with the SEC on September 8, 2003).

   (3) Not applicable.

   (4) Form of Agreement and Plan of Reorganization (Filed herewith as Exhibit A to the combined Proxy Statement and Prospectus included as Part A of this Registration Statement).

   (5) Reference is made to Exhibits (1) and (2) hereof.

   (6)(a) Form of Third Amended and Restated Investment Advisory Agreement between E*TRADE Asset Management, Inc. and the Registrant with respect to the E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (6)(b) Amended Investment Sub-Advisory Agreement among the Registrant, E*TRADE Asset Management, Inc. and Munder Capital Management, Inc. dated
June 1, 2005, on behalf of World Asset Management, with respect to the E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, and the E*TRADE Technology Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2006).

   (6)(c) Form of Investment Sub-Advisory Agreement among the Registrant, E*TRADE Asset Management, Inc. and Kobren Insight Management, Inc., with respect to the E*TRADE Kobren Growth Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (6)(d) Form of Investment Sub-Advisory Agreement among the Registrant, E*TRADE Asset Management, Inc. and Delphi Management, Inc., with respect to the E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006.).

   (7) Form of Fifth Amended and Restated Underwriting Agreement between the Registrant and E*TRADE Securities, LLC with respect to each series of the Registrant (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (8) Not applicable.

   (9)(a) Amended and Restated Custody Agreement between the Registrant and The Bank of New York dated September 15, 2003 (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

   (9)(b) Form of Custodian Services Agreement between the Registrant and PFPC Trust Company with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

   (9)(c) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated September 15, 2003 (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

   (9)(d) Form of Foreign Custody Manager Agreement between the Registrant and PFPC Trust Company with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

   (10) Form of Rule 12b-1 Plan for E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (11) Form of Opinion of counsel as to legality of securities being offered (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (12) Form of Opinion of counsel as to tax matters and consent (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (13)(a) Form of Fifth Amended and Restated Administrative Services Agreement between the Registrant and E*TRADE Asset Management, Inc. with respect to each series of the Registrant (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (13)(b) Amended and Restated Fund Services Agreement between the Registrant and The Bank of New York dated September 15, 2003, with respect to E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

   (13)(c) Form of Sub-Administration and Accounting Services Agreement among the Registrant, E*TRADE Asset Management, Inc. and PFPC, Inc. with respect to E*TRADE S&P 500 Index Fund, E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

   (13)(d) Fund Accounting Agreement between the Registrant and The Bank of New York dated October 7, 2002, with respect to E*TRADE S&P 500 Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE International Index Fund and E*TRADE Technology Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the SEC on April 27, 2005).*

   (13)(e) Form of Seventh Amended and Restated Expense Limitation Agreement between the Registrant and E*TRADE Asset Management, Inc., with respect to each series of the Registrant (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (13)(f) Shareholder Services Agreement between E*TRADE Asset Management, Inc., and the Registrant dated November 16, 2001, with respect to the E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund, E*TRADE Technology Index Fund, E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (13)(g) Form of Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to each series of the Registrant (Incorporated by Reference to the Registrant's Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A filed with the SEC on January 28, 1999).

   (13)(h) Form of Amendment to Transfer Agency Services Agreement between PFPC, Inc. and the Registrant with respect to each series of the Registrant (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

   (13)(i) Form of State Securities Compliance Services Agreement between the Registrant and PFPC, Inc. with respect to S&P 500 Index Fund, E*TRADE Extended Market Index Fund, E*TRADE Bond Index Fund, E*TRADE Technology Index Fund, E*TRADE International Index Fund and E*TRADE E-Commerce Index Fund (Incorporated by reference to the Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A filed with the SEC on August 11,
1999).

   (13)(j) Form of Amendment to the State Securities Services Agreement between the Registrant and PFPC, Inc. with respect to each series of the Registrant (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).**

   (14) Consents of Independent Registered Public Accounting Firm (Filed herewith).

   (15) Not applicable.

   (16) Power of Attorney (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (17)(a) Code of Ethics dated September 7, 2006 of the Registrant (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (17)(b) Personal Trading Code of Ethics of E*TRADE Asset Management, Inc. dated February 22, 2006 (Incorporated by reference to the Registrant's Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A filed with the SEC on April 28, 2006).

   (17)(c) Form of Personal Trading Code of Ethics of E*TRADE Securities, Inc. (Incorporated by reference to the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A filed with the SEC on March 27,
2000).

   (17)(d) Code of Ethics of Kobren Insight Management, Inc. (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (17)(e) Code of Ethics of Delphi Management, Inc. (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).

   (17)(f) Form of proxy cards (Incorporated by reference to the Registrant's initial filing of its Registration Statement on Form N-14 filed with the SEC on September 1, 2006).
--------
* To be terminated following the closing of the Reorganization of the Kobren Insight Funds as new series of the Registrant.
** To become effective upon the closing of the Reorganization of the Kobren Insight Funds as new series of the Registrant.

Item 17. Undertakings

   (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

   (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

   (3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC after the consummation of the reorganizations contemplated by this Registration Statement on Form N-14.

                                  SIGNATURES

   As required by the Securities Act of 1933, this Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Menlo Park, California on the 6th day of October, 2006.

                                           E*TRADE FUNDS (Registrant)

                                           On behalf of its series,
                                                  E*TRADE Kobren Growth Fund
                                                  E*TRADE Delphi Value Fund

                                           By:    /s/ Elizabeth Gottfried
                                                  -----------------------------
                                           Name:  Elizabeth Gottfried
                                           Title: President

   As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

       SIGNATURE                    TITLE                   DATE
       ---------        -----------------------------  ---------------
/s/ Elizabeth Gottfried President                      October 6, 2006
----------------------- (Principal Executive Officer)
Elizabeth Gottfried

/s/ Matthew Audette     Vice President and Treasurer   October 6, 2006
----------------------- (Principal Financial and
Matthew Audette         Accounting Officer)

      *                 Trustee                        October 6, 2006
-----------------------
Cheryl A. Burgermeister

      *                 Trustee                        October 6, 2006
-----------------------
Arthur Dubroff

      *                 Trustee                        October 6, 2006
-----------------------
Steven Grenadier

      *                 Trustee                        October 6, 2006
-----------------------
George Rebhan

      *                 Trustee                        October 6, 2006
-----------------------
Dennis Webb

*By: /s/ Elizabeth Gottfried
     -----------------------------                       October 6, 2006
     Elizabeth Gottfried
     Attorney-in-fact
--------
* Elizabeth Gottfried signs this document pursuant to Powers of Attorney filed herewith.

                                 EXHIBIT INDEX

   The following exhibits are filed as part of this Registration Statement:

 Exhibit No. Description
 ----------- -----------------------------------------------------------------
 14          Consents of Independent Registered Public Accounting Firm